OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 4.6%
FINANCIALS 0.3%
Real Estate Investment Trusts (REITs) 0.3%
Digital Realty Trust, Inc.	40,000	$1,889,600
TOTAL FINANCIALS		1,889,600

HEALTH CARE 0.8%

Health Care Providers & Services 0.8%

WellPoint, Inc.	50,000	4,644,000
TOTAL HEALTH CARE		4,644,000

INFORMATION TECHNOLOGY 3.5%

Computers & Peripherals 0.5%

SanDisk Corp.	46,000	3,134,900

Semiconductors & Semiconductor Equipment 3.0%

Intel Corp.	314,400	7,495,296
Microchip Technology, Inc.	140,000	6,060,600
Xilinx, Inc.	125,000	5,553,750
Total		19,109,646
TOTAL INFORMATION TECHNOLOGY		22,244,546

Total Common Stocks (Cost: $29,457,431)		$28,778,146

Convertible Preferred Stocks 21.5%

CONSUMER DISCRETIONARY 1.2%

Internet & Catalog Retail 1.2%

priceline.com, Inc., 1.000% (a)	7,184	7,404,800
TOTAL CONSUMER DISCRETIONARY		7,404,800

CONSUMER STAPLES 1.9%

Food Products 1.9%

Bunge Ltd., 4.875%	57,000	6,050,550
Post Holdings, Inc., 3.750% (a)	47,000	5,724,318
Total		11,774,868
TOTAL CONSUMER STAPLES		11,774,868

ENERGY 3.4%

Energy Equipment & Services 0.7%

Hornbeck Offshore Services, 0.000% (a)(b)	91,750	4,596,033

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels 2.7%

Chesapeake Energy Corp., 5.000%	73,100	$7,099,837
Chesapeake Energy Corp., 5.750% (a)	5,500	6,304,375
Penn Virginia Corp., 6.000%	18,500	3,443,683
Total		16,847,895
TOTAL ENERGY		21,443,928

FINANCIALS 7.0%

Diversified Financial Services 2.6%

AMG Capital Trust II, 5.150%	110,000	6,682,500
Bank of America Corp., 7.250%	9,000	9,675,000
Total		16,357,500

Insurance 0.7%

MetLife, Inc., 5.000%	155,000	4,783,300

Real Estate Investment Trusts (REITs) 3.7%

Alexandria Real Estate Equities, Inc., 7.000%	250,000	6,281,250
Health Care REIT, Inc., 6.500%	135,000	7,276,500
Weyerhaeuser Co., 6.375%	117,600	6,446,832
iStar Financial, Inc., 4.500%	58,000	3,376,557
Total		23,381,139
TOTAL FINANCIALS		44,521,939

HEALTH CARE 0.9%

Biotechnology 0.4%

Vertex Pharmaceuticals, 0.500% (a)	41,250	2,872,623

Health Care Equipment & Supplies 0.5%

Alere, Inc., 3.000%	11,300	3,143,773
TOTAL HEALTH CARE		6,016,396

INDUSTRIALS 2.0%

Aerospace & Defense 0.7%

United Technologies Corp., 7.500%	71,000	4,640,560

Machinery 0.7%

Stanley Black & Decker, Inc., 6.250%	46,400	4,738,647

Road & Rail 0.6%

Genesee & Wyoming, Inc., 5.000%	26,650	3,482,755
TOTAL INDUSTRIALS		12,861,962

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

TELECOMMUNICATION SERVICES 1.1%

Wireless Telecommunication Services 1.1%

Crown Castle International Corp., 4.500%	67,090	$6,745,497
TOTAL TELECOMMUNICATION SERVICES		6,745,497

UTILITIES 4.0%

Electric Utilities 1.9%

NextEra Energy, Inc., 5.599%	110,000	6,287,875
PPL Corp., 8.750%	110,000	5,820,100
Total		12,107,975

Multi-Utilities 2.1%

CenterPoint Energy, Inc., 3.547% (c)	125,000	6,531,250
Dominion Resources, Inc., 6.000%	58,696	3,210,084
Dominion Resources, Inc., 6.125%	58,696	3,218,889
Total		12,960,223
TOTAL UTILITIES		25,068,198
Total Convertible Preferred Stocks (Cost: $121,749,844)		$135,837,588

Issuer	Coupon Rate	Principal Amount		Value

Convertible Bonds(d) 71.2%

Airlines 1.4%

AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%	$2,950,000		$4,965,219
United Airlines, Inc. Senior Unsecured
01/15/15	4.500%	1,835,000		3,879,878
Total				8,845,097

Automotive 1.7%

Navistar International Corp. Senior Subordinated Notes (a)
10/15/18	4.500%	4,400,000		4,605,524
Volkswagen International Finance NV (a)
11/09/15	5.500%	EUR	3,600,000	5,940,460
Total				10,545,984

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Banking 0.9%

Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	$5,550,000	$5,754,656

Brokerage 0.5%

FXCM, Inc. Senior Unsecured (a)
06/15/18	2.250%	2,932,000	3,220,304

Building Materials 1.4%

Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	4,500,000	5,768,437
Layne Christensen Co. Senior Unsecured (a)
11/15/18	4.250%	3,220,000	3,228,533
Total			8,996,970

Chemicals –%

ShengdaTech, Inc. Senior Notes (a)(e)(f)(g)
12/15/15	6.500%	2,430,000	24,300

Consumer Cyclical Services 0.5%

MasTec, Inc.
12/15/14	4.250%	1,615,000	3,349,106

Consumer Products 1.4%

Jarden Corp. (a)
09/15/18	1.875%	6,650,000	8,782,987

Diversified Manufacturing 0.5%

GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	2,200,000	3,282,125

Electric 1.4%

Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	3,050,000	3,562,781
SunPower Corp. Senior Unsecured (a)
06/01/18	0.750%	4,120,000	5,211,100
Total			8,773,881

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Gaming 1.1%

MGM Resorts International
04/15/15	4.250%	$5,450,000	$6,597,906

Health Care 5.6%

BioMarin Pharmaceutical, Inc. Senior Subordinated Notes
10/15/20	1.500%	3,000,000	3,245,625
Brookdale Senior Living, Inc. Senior Unsecured
06/15/18	2.750%	5,000,000	6,178,125
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	4,000,000	4,827,500
Hologic, Inc. Senior Unsecured (c)
12/15/37	2.000%	5,190,000	6,036,619
Molina Healthcare, Inc. Senior Notes (a)
01/15/20	1.125%	3,100,000	3,233,393
Omnicare, Inc.
04/01/42	3.750%	4,140,000	5,998,777
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	3,300,000	5,432,625
Total			34,952,664

Home Construction 1.8%

Lennar Corp. (a)
11/15/21	3.250%	3,500,000	5,853,750
Meritage Homes Corp.
09/15/32	1.875%	5,300,000	5,750,500
Total			11,604,250

Independent Energy 1.7%

Endeavour International Corp.
07/15/16	5.500%	4,100,000	3,256,937
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	2,300,000	3,087,290
Stone Energy Corp.
03/01/17	1.750%	4,200,000	4,533,375
Total			10,877,602

Media Cable 1.1%

Liberty Media Corp. Senior Unsecured (a)
10/15/23	1.375%	6,725,000	6,960,375

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Media Non-Cable 0.6%

Liberty Interactive LLC Senior Unsecured (a)
03/30/43	0.750%	$3,000,000	$3,751,350

Metals 3.1%

Horsehead Holding Corp. Senior Unsecured
07/01/17	3.800%	2,670,000	3,178,181
Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	3,500,000	630,000
James River Coal Co. (a)
06/01/18	10.000%	5,352,000	2,298,015
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	4,400,000	3,120,480
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	4,800,000	4,571,971
United States Steel Corp. Senior Unsecured
04/01/19	2.750%	4,810,000	5,940,350
Total			19,738,997

Non-Captive Consumer 0.7%

DFC Global Corp. Senior Unsecured
04/15/17	3.250%	5,100,000	4,516,866

Non-Captive Diversified 0.8%

Air Lease Corp. Senior Unsecured
12/01/18	3.875%	3,500,000	4,674,688

Oil Field Services 1.8%

Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	5,000,000	4,987,000
Energy XXI Bermuda Ltd. Senior Unsecured (a)
12/15/18	3.000%	3,385,000	3,342,687
Vantage Drilling Co. Senior Unsecured (a)
07/15/43	5.500%	2,812,000	3,061,228
Total			11,390,915

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Other Financial Institutions 2.0%

Ares Capital Corp. Senior Unsecured (a)
01/15/19	4.375%	$6,100,000	$6,256,770
Forest City Enterprises, Inc. Senior Unsecured (a)
08/15/20	3.625%	6,050,000	6,278,024
Total			12,534,794

Other Industry 1.0%

General Cable Corp. Subordinated Notes (c)
11/15/29	5.000%	3,080,000	3,278,275
WESCO International, Inc.
09/15/29	6.000%	1,000,000	3,069,375
Total			6,347,650

Pharmaceuticals 12.3%

Akorn, Inc. Senior Unsecured
06/01/16	3.500%	1,300,000	3,857,750
Corsicanto Ltd.
01/15/32	3.500%	4,000,000	2,748,000
Cubist Pharmaceuticals, Inc. Senior Unsecured (a)
09/01/20	1.875%	8,000,000	8,978,800
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	10,020,000	6,012,000
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	6,800,000	22,383,900
Incyte Corp., Ltd. Senior Unsecured (a)
11/15/20	1.250%	4,000,000	4,652,560
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	6,500,000	5,768,750
Mylan, Inc.
09/15/15	3.750%	1,750,000	5,839,531
Pacira Pharmaceuticals, Inc. Senior Unsecured (a)
02/01/19	3.250%	1,350,000	3,104,892
Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	1,400,000	4,895,184
Salix Pharmaceuticals Ltd. Senior Notes
03/15/19	1.500%	4,200,000	6,029,625

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Pharmaceuticals (continued)

Theravance, Inc. Subordinated Notes
01/15/23	2.125%	$2,190,000	$3,347,744
Total			77,618,736

Property & Casualty 1.5%

MGIC Investment Corp. Senior Unsecured
04/01/20	2.000%	3,806,000	5,119,451
Radian Group, Inc. Senior Unsecured
03/01/19	2.250%	3,100,000	4,584,125
Total			9,703,576

Railroads 0.7%

Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	4,000,000	4,635,000

Refining 1.0%

Clean Energy Fuels Corp. Senior Unsecured (a)
10/01/18	5.250%	6,210,000	6,274,646

REITs 2.6%

American Residential Properties LP (a)
11/15/18	3.250%	3,387,000	3,452,843
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	6,100,000	6,191,012
Starwood Property Trust, Inc. Senior Unsecured
01/15/19	4.000%	5,780,000	6,383,288
Total			16,027,143

Retailers 1.1%

priceline.com, Inc. Senior Unsecured
03/15/15	1.250%	1,800,000	7,087,068

Technology 17.1%

Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%	2,840,000	3,715,629
Cardtronics, Inc. Senior Unsecured (a)
12/01/20	1.000%	3,000,000	2,973,750

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Technology (continued)

Ciena Corp. Senior Unsecured (a)
10/15/18	3.750%	$4,000,000	$5,473,840
Concur Technologies, Inc. Senior Unsecured (a)
06/15/18	0.500%	4,758,000	5,344,899
Cornerstone OnDemand, Inc. Senior Unsecured (a)
07/01/18	1.500%	2,640,000	3,092,258
Equinix, Inc. Subordinated Notes
06/15/16	4.750%	2,375,000	4,739,609
Ixia Senior Notes
12/15/15	3.000%	2,700,000	2,924,438
Mentor Graphics Corp.
04/01/31	4.000%	3,790,000	4,872,519
Micron Technology, Inc. Senior Unsecured (a)
02/15/33	2.125%	8,000,000	16,118,560
NQ Mobile, Inc. Senior Unsecured (a)
10/15/18	4.000%	3,845,000	2,624,213
Novellus Systems, Inc.
05/15/41	2.625%	3,000,000	4,826,250
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	6,300,000	6,016,500
Powerwave Technologies, Inc. Subordinated Notes (f)
10/01/27	3.875%	1,900,000	9,500
Rambus, Inc. Senior Unsecured (a)
08/15/18	1.125%	3,072,000	3,065,650
SINA Corp. Senior Unsecured (a)
12/01/18	1.000%	3,385,000	3,291,913
Salesforce.com, Inc.
Senior Unsecured
01/15/15	0.750%	1,730,000	4,210,388
Salesforce.com, Inc. (a)
Senior Unsecured
04/01/18	0.250%	6,950,000	7,353,969
SanDisk Corp. Senior Unsecured
08/15/17	1.500%	3,000,000	4,295,625
ServiceNow, Inc. Senior Unsecured (a)(b)
11/01/18	0.000%	3,395,000	3,344,075

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)

Technology (continued)

Shutterfly, Inc. Senior Unsecured (a)
05/15/18	0.250%	$2,855,000	$2,951,470
Spansion LLC (a)
09/01/20	2.000%	3,000,000	3,283,800
Take-Two Interactive Software, Inc. Senior Unsecured
07/01/18	1.000%	4,470,000	4,673,944
TiVo, Inc. Senior Unsecured (a)
03/15/16	4.000%	3,900,000	5,204,062
Workday, Inc. Senior Unsecured (a)
07/15/20	1.500%	2,690,000	3,219,822
Total			107,626,683

Textile 0.8%

Iconix Brand Group, Inc. Senior Subordinated Notes (a)
03/15/18	1.500%	3,807,000	5,226,783

Tobacco 0.7%

Vector Group Ltd. Senior Unsecured (c)
01/15/19	2.500%	3,900,000	4,582,500

Transportation Services 1.6%

DryShips, Inc. Senior Unsecured
12/01/14	5.000%	3,790,000	3,688,144
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	2,400,000	3,132,840
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	2,120,000	3,269,443
Total			10,090,427

Wireless 0.8%

SBA Communications Corp. Senior Unsecured
10/01/14	4.000%	1,695,000	4,752,356

Total Convertible Bonds (Cost: $390,860,518)			$449,148,385

	Shares	Value

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 0.094% (h)(i)	16,883,875	$16,883,875

Total Money Market Funds (Cost: $16,883,875)		$16,883,875

Total Investments
(Cost: $558,951,668) (j)		$630,647,994(k)
Other Assets & Liabilities, Net		113,593
Net Assets		$630,761,587

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $197,983,754 or 31.39% of net assets.

(b)	Zero coupon bond.
(c)	Variable rate security.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $24,300, representing less than 0.01% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
ShengdaTech, Inc.
Senior Notes
12/15/15 6.5000%	12-10-10 - 12-21-10	2,434,408

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2013, the value of these securities amounted to $33,800, which represents 0.01% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $24,300, which represents less than 0.01% of net assets.

(h)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7,891,361	188,401,882	(179,409,368)	16,883,875	10,597	16,883,875

(j)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $558,952,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$95,685,000
Unrealized Depreciation	(23,989,000)
Net Unrealized Appreciation	$71,696,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

EUR	Euro

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	1,889,600	—	—	1,889,600
Health Care	4,644,000	—	—	4,644,000
Information Technology	22,244,546	—	—	22,244,546
Convertible Preferred Stocks
Consumer Discretionary	—	7,404,800	—	7,404,800
Consumer Staples	—	11,774,868	—	11,774,868
Energy	—	21,443,928	—	21,443,928
Financials	28,181,632	16,340,307	—	44,521,939
Health Care	3,143,773	2,872,623	—	6,016,396
Industrials	8,123,315	4,738,647	—	12,861,962
Telecommunication Services	—	6,745,497	—	6,745,497
Utilities	12,249,073	12,819,125	—	25,068,198
Total Equity Securities	80,475,939	84,139,795	—	164,615,734
Bonds
Convertible Bonds
Chemicals	—	—	24,300	24,300
All other industries	—	449,124,085	—	449,124,085
Total Bonds	—	449,124,085	24,300	449,148,385
Mutual Funds
Money Market Funds	16,883,875	—	—	16,883,875
Total Mutual Funds	16,883,875	—	—	16,883,875
Total	97,359,814	533,263,880	24,300	630,647,994

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Portfolio of Investments

Columbia International Value Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investment Company – 100.1%

Value ($)
Investment in Columbia Funds
Master Investment Trust LLC,
Columbia International Value
Master Portfolio (a)	286,593,127
Total Investments
(Cost: $256,313,941)	286,593,127
Other Assets & Liabilities, Net	(262,417)
Net Assets	286,330,710

Notes to Portfolio of Investments

(a)	The investment portfolio of Columbia International Value Master Portfolio (the Master Portfolio) is included below.

Columbia International Value Fund Invests only in the Master Portfolio. At November 30, 2013, Columbia International Value Fund owned 100% of the Master Portfolio.

Portfolio of Investments

Columbia International Value Master Portfolio

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
AUSTRALIA 4.7%
Australia and New Zealand Banking Group Ltd.	185,271	$5,381,871
Commonwealth Bank of Australia	28,161	1,994,118
Macmahon Holdings Ltd. (a)	4,293,943	467,992
National Australia Bank Ltd.	116,380	3,665,717
Westpac Banking Corp.	69,665	2,085,131
Total		13,594,829
BELGIUM 1.1%
Barco NV	28,192	2,142,145
Delhaize Group SA	18,614	1,084,931
Total		3,227,076
CANADA 0.6%
Cott Corp.	155,533	1,301,811
Eastern Platinum Ltd. (a)	5,124,923	313,510
Total		1,615,321
DENMARK 0.4%
Pandora A/S	22,873	1,186,628
FRANCE 9.0%
AXA SA	225,924	5,920,220
BNP Paribas SA	76,505	5,743,517
CNP Assurances	164,566	3,145,109
Metropole Television SA	48,475	1,057,509
Sanofi	50,057	5,294,482
Total SA	78,050	4,729,496
Total		25,890,333
GERMANY 9.1%
Allianz SE, Registered Shares	34,314	5,961,120
Aurelius AG	33,615	1,306,336
Aurubis AG	43,584	2,571,122
BASF SE	21,107	2,254,265
Continental AG	13,519	2,823,412
Daimler AG, Registered Shares	21,064	1,745,929
Duerr AG	25,082	2,188,029
Freenet AG	114,652	3,255,216
KHD Humboldt Wedag International AG	153,268	1,333,077
Siemens AG, Registered Shares	19,700	2,601,886
Total		26,040,392
HONG KONG 1.7%
Hongkong Land Holdings Ltd.	240,000	1,416,303
K Wah International Holdings Ltd.	2,494,000	1,359,659

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Wharf Holdings Ltd.	248,000	$2,057,224
Total		4,833,186
IRELAND 3.9%
DCC PLC	30,278	1,433,800
Dragon Oil PLC	358,982	3,342,318
Jazz Pharmaceuticals PLC (a)	25,688	3,003,441
Smurfit Kappa Group PLC	145,949	3,470,524
Total		11,250,083
ITALY 2.2%
ENI SpA	131,143	3,155,873
Recordati SpA	231,832	3,291,891
Total		6,447,764
JAPAN 19.6%
Aisin Seiki Co., Ltd.	55,200	2,225,723
Central Japan Railway Co.	23,600	2,840,740
CyberAgent, Inc.	57,248	2,134,478
Daiichikosho Co., Ltd.	78,400	2,300,573
Fuji Heavy Industries Ltd.	138,500	3,925,480
Fuji Machine Manufacturing Co., Ltd.	109,000	916,322
Fuyo General Lease Co., Ltd.	73,000	2,930,691
Hino Motors Ltd.	163,000	2,533,875
Iida Group Holdings Co., Ltd. (a)	89,944	1,809,503
IT Holdings Corp.	182,300	2,762,717
ITOCHU Corp.	248,600	3,140,620
Japan Tobacco, Inc.	59,500	2,012,327
Kanamoto Co., Ltd.	51,000	1,273,794
KDDI Corp.	35,700	2,247,558
Mitsubishi UFJ Financial Group, Inc.	756,431	4,885,422
NAC Co., Ltd.	69,800	1,081,227
Namura Shipbuilding Co., Ltd.	142,000	1,840,964
Nihon M&A Center, Inc.	22,200	1,479,945
NuFlare Technology, Inc.	5,805	722,375
Shinko Plantech Co., Ltd.	96,400	724,142
Sumitomo Mitsui Financial Group, Inc.	129,242	6,430,676
Temp Holdings Co., Ltd.	46,600	1,210,544
Tokyo Gas Co., Ltd.	241,000	1,200,808
TS Tech Co., Ltd.	62,200	2,185,055
Yodogawa Steel Works Ltd.	307,000	1,319,774
Total		56,135,333
NETHERLANDS 4.0%
ING Groep NV-CVA (a)	330,868	4,297,121
Koninklijke Ahold NV	237,804	4,329,919
Koninklijke Philips NV	80,173	2,870,002

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)

Total		$11,497,042
NORWAY 1.1%
Electromagnetic GeoServices (a)	653,444	853,220
Kongsberg Automotive Holding ASA (a)	2,884,624	2,396,458
Total		3,249,678
PHILIPPINES 0.2%
Energy Development Corp.	5,420,600	639,559
SINGAPORE 1.6%
DBS Group Holdings Ltd.	331,000	4,532,384
SOUTH KOREA 2.9%
GS Home Shopping, Inc.	8,347	2,228,917
Hyundai Home Shopping Network Corp.	16,745	2,806,556
LG Fashon Corp.	51,640	1,675,488
Youngone Holdings Co., Ltd.	20,745	1,469,407
Total		8,180,368
SPAIN 2.8%
Banco Bilbao Vizcaya Argentaria SA	304,732	3,641,332
Duro Felguera SA	146,713	940,950
Iberdrola SA	535,574	3,411,638
Total		7,993,920
SWEDEN 2.7%
Eniro AB (a)	175,838	998,569
MQ Holding AB	117,031	330,074
Nordea Bank AB	264,937	3,423,115
Saab AB, Class B	150,829	3,106,558
Total		7,858,316
SWITZERLAND 5.0%
Baloise Holding AG, Registered Shares	27,479	3,243,880
Bucher Industries AG, Registered Shares	5,697	1,554,356
Georg Fischer AG, Registered Shares	4,713	3,249,807
Nestlé SA, Registered Shares	15,378	1,123,150
Novartis AG, Registered Shares	17,182	1,358,220
Zurich Insurance Group AG	13,147	3,668,222
Total		14,197,635

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 1.0%
Bangkok Bank PCL, Foreign Registered Shares	243,100	$1,435,462
PTT PCL, Foreign Registered Shares	143,500	1,317,956
Total		2,753,418
UNITED KINGDOM 20.0%
Amarin Corp. PLC, ADR (a)	216,551	394,123
Antofagasta PLC	99,775	1,296,299
Aviva PLC	494,369	3,472,762
Barclays PLC	808,125	3,592,783
BP PLC	596,275	4,702,800
GlaxoSmithKline PLC	214,252	5,674,145
HSBC Holdings PLC	864,170	9,642,346
Intermediate Capital Group PLC	405,423	2,819,422
Lancashire Holdings Ltd.	188,013	2,422,709
Rio Tinto PLC	33,275	1,775,817
Royal Dutch Shell PLC, Class A	48,395	1,619,320
Royal Dutch Shell PLC, Class B	268,432	9,419,399
Vodafone Group PLC	1,569,856	5,825,936
Vodafone Group PLC, ADR	47,772	1,771,864
Xchanging PLC	1,104,998	2,752,844
Total		57,182,569
UNITED STATES 3.9%
Ariad Pharmaceuticals, Inc. (a)	135,358	656,486
CF Industries Holdings, Inc.	6,451	1,402,319
Dynavax Technologies Corp. (a)	397,204	703,051
Gilead Sciences, Inc. (a)	17,909	1,339,772
Infinity Pharmaceuticals, Inc. (a)	65,720	960,169
Insmed, Inc. (a)	49,977	809,628
Keryx Biopharmaceuticals, Inc. (a)	48,125	668,456
NPS Pharmaceuticals, Inc. (a)	21,496	567,709
Pharmacyclics, Inc. (a)	6,821	849,351
Puma Biotechnology, Inc. (a)	14,582	726,038
Stillwater Mining Co. (a)	115,373	1,295,639
Vertex Pharmaceuticals, Inc. (a)	15,984	1,109,609
Total		11,088,227
Total Common Stocks (Cost: $252,315,973)		$279,394,061

	Shares	Value

Exchange-Traded Funds 1.4%
iShares MSCI EAFE ETF	60,681	4,019,509
Total Exchange-Traded Funds (Cost: $3,997,968)		$4,019,509
Total Investments (Cost: $256,313,941) (b)		$283,413,570(c)(d)
Other Assets & Liabilities, Net		3,179,557
Net Assets		$286,593,127

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at November 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	December 12, 2013	1,283,000 (CAD)	1,228,104 (USD)	20,911	—
Toronto Dominion	December 12, 2013	3,753,000 (CHF)	4,152,008 (USD)	11,068	—
Toronto Dominion	December 12, 2013	536,000 (EUR)	728,700 (USD)	385	—
Toronto Dominion	December 12, 2013	7,904,399,000 (KRW)	7,429,645 (USD)	—	(35,618)
Toronto Dominion	December 12, 2013	51,032,000 (PHP)	1,187,619 (USD)	20,557	—
Toronto Dominion	December 12, 2013	88,497,000 (THB)	2,837,807 (USD)	82,919	—
Toronto Dominion	December 12, 2013	1,110,782 (USD)	1,222,000 (AUD)	880	—
Toronto Dominion	December 12, 2013	7,438,008 (USD)	7,846,000 (AUD)	—	(300,445)
Toronto Dominion	December 12, 2013	16,475,378 (USD)	10,269,000 (GBP)	326,703	—
Toronto Dominion	December 12, 2013	1,185,686 (USD)	4,178,000 (ILS)	360	—
Toronto Dominion	December 12, 2013	737,098 (USD)	4,384,000 (NOK)	—	(21,808)
Toronto Dominion	December 12, 2013	850,335 (USD)	5,196,000 (NOK)	—	(2,560)
Toronto Dominion	December 12, 2013	898,311 (USD)	1,084,000 (NZD)	—	(16,992)
Toronto Dominion	December 12, 2013	889,499 (USD)	1,102,000 (SGD)	—	(11,302)
Total				463,783	(388,725)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $256,314,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,767,000
Unrealized Depreciation	(7,667,000)
Net Unrealized Appreciation	$27,100,000

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
*Columbia Short-Term Cash Fund	8,630,043	148,680,307	(157,310,350)	—	2,363	—

* Issuer was not an affiliate for the entire period ended November 30, 2013.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

THB	Thailand Baht
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Master Portfolio’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	33,299,759	—	33,299,759
Consumer Staples	1,301,811	8,550,328	—	9,852,139
Energy	—	29,864,522	—	29,864,522
Financials	—	100,474,655	—	100,474,655
Health Care	11,787,834	15,618,738	—	27,406,572
Industrials	—	36,064,486	—	36,064,486
Information Technology	—	8,380,081	—	8,380,081
Materials	3,011,467	12,687,801	—	15,699,268
Telecommunication Services	1,771,863	11,328,710	—	13,100,573
Utilities	—	5,252,006	—	5,252,006
Exchange-Traded Funds	4,019,509	—	—	4,019,509
Total Equity Securities	21,892,484	261,521,086	—	283,413,570
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	463,783	—	463,783
Liabilities
Forward Foreign Currency Exchange Contracts	—	(388,725)	—	(388,725)
Total	21,892,484	261,596,144	—	283,488,628

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Master Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%

CONSUMER DISCRETIONARY 11.4%

Auto Components 0.5%

Delphi Automotive PLC	23,700	$1,387,635

Diversified Consumer Services 0.1%

H&R Block, Inc.	12,800	356,992

Hotels, Restaurants & Leisure 0.6%

International Game Technology	37,700	659,373
Wynn Resorts Ltd.	6,000	995,220
Total		1,654,593

Household Durables 0.7%

Whirlpool Corp.	12,000	1,833,120

Internet & Catalog Retail 0.4%

priceline.com, Inc. (a)	800	953,864

Media 3.8%

Comcast Corp., Class A	84,800	4,228,976
Graham Holdings Co., Class B	2,800	1,885,800
Scripps Networks Interactive, Inc., Class A	24,100	1,797,619
Viacom, Inc., Class B	24,900	1,996,233
Total		9,908,628

Specialty Retail 3.7%

Best Buy Co., Inc.	50,800	2,059,940
Home Depot, Inc. (The)	47,900	3,864,093
Lowe’s Companies, Inc.	54,000	2,563,920
Staples, Inc.	71,600	1,111,948
Total		9,599,901

Textiles, Apparel & Luxury Goods 1.6%

Nike, Inc., Class B	30,600	2,421,684
VF Corp.	6,800	1,595,144
Total		4,016,828
TOTAL CONSUMER DISCRETIONARY		29,711,561

CONSUMER STAPLES 9.8%

Beverages 0.6%

Coca-Cola Co. (The)	14,300	574,717
Coca-Cola Enterprises, Inc.	19,400	813,636
PepsiCo, Inc.	1,900	160,474
Total		1,548,827

Food & Staples Retailing 3.8%

CVS Caremark Corp.	48,900	3,274,344

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food & Staples Retailing (continued)

Kroger Co. (The)	57,600	$2,404,800
Wal-Mart Stores, Inc.	50,000	4,050,500
Total		9,729,644

Food Products 1.6%

Hershey Co. (The)	21,400	2,073,446
Tyson Foods, Inc., Class A	68,700	2,177,103
Total		4,250,549

Household Products 0.8%

Kimberly-Clark Corp.	5,200	567,632
Procter & Gamble Co. (The)	18,700	1,574,914
Total		2,142,546

Tobacco 3.0%

Altria Group, Inc.	81,400	3,010,172
Lorillard, Inc.	44,800	2,299,584
Philip Morris International, Inc.	29,700	2,540,538
Total		7,850,294
TOTAL CONSUMER STAPLES		25,521,860

ENERGY 10.0%

Energy Equipment & Services 1.0%

Baker Hughes, Inc.	4,300	244,928
National Oilwell Varco, Inc.	27,900	2,273,850
Total		2,518,778

Oil, Gas & Consumable Fuels 9.0%

Anadarko Petroleum Corp.	17,000	1,509,940
Apache Corp.	14,700	1,344,903
Chevron Corp.	28,400	3,477,296
ConocoPhillips	45,800	3,334,240
Exxon Mobil Corp.	49,300	4,608,564
Marathon Petroleum Corp.	21,200	1,754,088
Murphy Oil Corp.	31,000	2,012,830
Phillips 66	38,700	2,693,907
Valero Energy Corp.	57,900	2,647,188
Total		23,382,956
TOTAL ENERGY		25,901,734

FINANCIALS 15.8%

Capital Markets 3.1%

BlackRock, Inc.	8,400	2,543,100
Goldman Sachs Group, Inc. (The)	18,300	3,091,602
State Street Corp.	32,600	2,367,086
Total		8,001,788

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks 3.0%

Comerica, Inc.	46,200	$2,095,170
Fifth Third Bancorp	105,300	2,139,696
KeyCorp	160,200	2,042,550
Wells Fargo & Co.	33,100	1,457,062
Total		7,734,478

Consumer Finance 1.3%

Capital One Financial Corp.	20,800	1,489,904
SLM Corp.	68,700	1,830,855
Total		3,320,759

Diversified Financial Services 3.5%

Berkshire Hathaway, Inc., Class B (a)	16,700	1,946,051
Citigroup, Inc.	63,400	3,355,128
JPMorgan Chase & Co.	65,300	3,736,466
Total		9,037,645

Insurance 3.1%

ACE Ltd.	24,300	2,497,554
Assurant, Inc.	22,300	1,448,162
MetLife, Inc.	26,900	1,403,911
Prudential Financial, Inc.	32,300	2,866,948
Total		8,216,575

Real Estate Investment Trusts (REITs) 1.8%

Public Storage	13,200	2,015,640
Simon Property Group, Inc.	17,200	2,577,420
Total		4,593,060
TOTAL FINANCIALS		40,904,305

HEALTH CARE 13.4%

Biotechnology 2.5%

Amgen, Inc.	6,500	741,520
Biogen Idec, Inc. (a)	3,600	1,047,492
Celgene Corp. (a)	10,900	1,763,293
Gilead Sciences, Inc. (a)	34,700	2,595,907
Vertex Pharmaceuticals, Inc. (a)	3,300	229,086
Total		6,377,298

Health Care Equipment & Supplies 2.6%

CR Bard, Inc.	11,600	1,611,008
Medtronic, Inc.	47,100	2,699,772
St. Jude Medical, Inc.	42,800	2,500,376
Total		6,811,156

Health Care Providers & Services 1.9%

AmerisourceBergen Corp.	35,400	2,496,762
McKesson Corp.	4,900	812,861

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services (continued)

WellPoint, Inc.	18,000	$1,671,840
Total		4,981,463

Pharmaceuticals 6.4%

Eli Lilly & Co.	48,900	2,455,758
Johnson & Johnson	64,400	6,096,104
Merck & Co., Inc.	55,900	2,785,497
Pfizer, Inc.	168,700	5,352,851
Total		16,690,210
TOTAL HEALTH CARE		34,860,127

INDUSTRIALS 11.1%

Aerospace & Defense 2.4%

Boeing Co. (The)	27,000	3,624,750
Raytheon Co.	30,600	2,713,608
Total		6,338,358

Air Freight & Logistics 0.9%

United Parcel Service, Inc., Class B	22,800	2,334,264

Airlines 1.0%

Southwest Airlines Co.	134,800	2,505,932

Electrical Equipment 1.9%

Emerson Electric Co.	40,200	2,692,998
Rockwell Automation, Inc.	3,100	352,098
Roper Industries, Inc.	15,000	1,945,500
Total		4,990,596

Industrial Conglomerates 0.9%

General Electric Co.	88,300	2,354,078

Machinery 3.1%

Caterpillar, Inc.	32,300	2,732,580
Cummins, Inc.	5,100	675,036
Illinois Tool Works, Inc.	30,000	2,387,400
Parker Hannifin Corp.	18,200	2,144,688
Total		7,939,704

Professional Services 0.3%

Dun & Bradstreet Corp. (The)	7,100	829,635

Road & Rail 0.6%

Union Pacific Corp.	9,300	1,506,972
TOTAL INDUSTRIALS		28,799,539

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 17.9%

Communications Equipment 2.5%

Cisco Systems, Inc.	161,300	$3,427,625
QUALCOMM, Inc.	40,500	2,979,990
Total		6,407,615

Computers & Peripherals 4.4%

Apple, Inc.	18,200	10,120,474
Seagate Technology PLC	28,500	1,397,640
Total		11,518,114

Internet Software & Services 3.0%

Google, Inc., Class A (a)	5,200	5,509,868
VeriSign, Inc. (a)	37,500	2,132,250
Total		7,642,118

IT Services 1.9%

Accenture PLC, Class A	8,300	643,001
International Business Machines Corp.	5,600	1,006,208
Mastercard, Inc., Class A	4,400	3,347,564
Total		4,996,773

Semiconductors & Semiconductor Equipment 1.2%

Broadcom Corp., Class A	75,300	2,009,757
Intel Corp.	33,100	789,104
LSI Corp.	40,000	322,800
Total		3,121,661

Software 4.9%

CA, Inc.	68,500	2,260,500
Microsoft Corp. (b)	175,700	6,699,441
Oracle Corp.	108,600	3,832,494
Total		12,792,435
TOTAL INFORMATION TECHNOLOGY		46,478,716

MATERIALS 3.7%

Chemicals 2.8%

CF Industries Holdings, Inc.	10,100	2,195,538
LyondellBasell Industries NV, Class A	34,300	2,647,274
PPG Industries, Inc.	12,900	2,374,374
Total		7,217,186

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Paper & Forest Products 0.9%

International Paper Co.	49,000	$2,285,850
TOTAL MATERIALS		9,503,036

TELECOMMUNICATION SERVICES 2.0%

Diversified Telecommunication Services 2.0%

AT&T, Inc.	35,500	1,249,955
Verizon Communications, Inc.	82,400	4,088,688
Total		5,338,643
TOTAL TELECOMMUNICATION SERVICES		5,338,643

UTILITIES 2.9%

Electric Utilities 0.5%

Exelon Corp.	34,900	939,159
Pinnacle West Capital Corp.	5,600	298,816
Total		1,237,975

Independent Power Producers & Energy Traders 0.8%

AES Corp. (The)	150,300	2,189,871

Multi-Utilities 1.6%

Ameren Corp.	53,700	1,925,145
Public Service Enterprise Group, Inc.	64,100	2,095,429
Total		4,020,574
TOTAL UTILITIES		7,448,420
Total Common Stocks (Cost: $167,679,549)		$254,467,941

	Shares	Value

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.094% (c)(d)	4,651,453	$4,651,453
Total Money Market Funds (Cost: $4,651,453)		$4,651,453
Total Investments
(Cost: $172,331,002) (e)		$259,119,394(f)
Other Assets & Liabilities, Net		454,669
Net Assets		$259,574,063

Investments in Derivatives Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, securities totaling $449,934 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	12	USD	5,412,300	December 2013	310,830	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,247,525	97,721,825	(100,317,897)	4,651,453	4,468	4,651,453

(e)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $172,331,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$87,098,000
Unrealized Depreciation	(310,000)
Net Unrealized Appreciation	$86,788,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	29,711,561	—	—	29,711,561
Consumer Staples	25,521,860	—	—	25,521,860
Energy	25,901,734	—	—	25,901,734
Financials	40,904,305	—	—	40,904,305
Health Care	34,860,127	—	—	34,860,127
Industrials	28,799,539	—	—	28,799,539
Information Technology	46,478,716	—	—	46,478,716
Materials	9,503,036	—	—	9,503,036
Telecommunication Services	5,338,643	—	—	5,338,643
Utilities	7,448,420	—	—	7,448,420
Total Equity Securities	254,467,941	—	—	254,467,941
Mutual Funds
Money Market Funds	4,651,453	—	—	4,651,453
Total Mutual Funds	4,651,453	—	—	4,651,453
Investments in Securities	259,119,394	—	—	259,119,394
Derivatives
Assets
Futures Contracts	310,830	—	—	310,830
Total	259,430,224	—	—	259,430,224

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Index Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 12.3%
Auto Components 0.4%
BorgWarner, Inc.	21,172	$2,269,003
Delphi Automotive PLC	52,197	3,056,134
Goodyear Tire & Rubber Co. (The)	45,490	1,012,608
Johnson Controls, Inc.	126,513	6,390,172
Total		12,727,917
Automobiles 0.7%
Ford Motor Co.	728,536	12,443,395
General Motors Co. (a)	174,049	6,740,918
Harley-Davidson, Inc.	41,254	2,764,843
Total		21,949,156
Distributors 0.1%
Genuine Parts Co.	28,633	2,371,958
Diversified Consumer Services 0.1%
H&R Block, Inc.	50,640	1,412,350
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	80,957	2,923,357
Chipotle Mexican Grill, Inc. (a)	5,709	2,990,717
Darden Restaurants, Inc.	24,089	1,284,666
International Game Technology	48,228	843,508
Marriott International, Inc., Class A	42,047	1,977,050
McDonald’s Corp.	184,856	17,999,429
Starbucks Corp.	138,947	11,318,623
Starwood Hotels & Resorts Worldwide, Inc.	36,047	2,684,780
Wyndham Worldwide Corp.	24,583	1,762,847
Wynn Resorts Ltd.	14,953	2,480,254
Yum! Brands, Inc.	82,515	6,409,765
Total		52,674,996
Household Durables 0.3%
D.R. Horton, Inc.	52,540	1,044,495
Garmin Ltd.	22,752	1,104,837
Harman International Industries, Inc.	12,590	1,020,294
Leggett & Platt, Inc.	26,262	793,375
Lennar Corp., Class A	30,700	1,097,832
Newell Rubbermaid, Inc.	53,256	1,616,319
PulteGroup, Inc.	64,634	1,212,534
Whirlpool Corp.	14,654	2,238,545
Total		10,128,231
Internet & Catalog Retail 1.5%
Amazon.com, Inc. (a)	68,436	26,937,778
Expedia, Inc.	19,869	1,265,457

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Netflix, Inc. (a)	10,892	$3,984,294
priceline.com, Inc. (a)	9,519	11,349,789
TripAdvisor, Inc. (a)	20,626	1,821,688
Total		45,359,006
Leisure Equipment & Products 0.1%
Hasbro, Inc.	21,352	1,149,165
Mattel, Inc.	63,720	2,948,324
Total		4,097,489
Media 3.6%
Cablevision Systems Corp., Class A	39,558	663,388
CBS Corp., Class B Non Voting	104,013	6,091,001
Comcast Corp., Class A	483,661	24,120,174
DIRECTV (a)	94,411	6,241,511
Discovery Communications, Inc., Class A (a)	42,692	3,725,731
Gannett Co., Inc.	42,370	1,146,532
Graham Holdings Co., Class B	806	542,841
Interpublic Group of Companies, Inc. (The)	78,065	1,358,331
News Corp., Class A (a)	92,081	1,653,775
Omnicom Group, Inc.	47,563	3,398,376
Scripps Networks Interactive, Inc., Class A	20,227	1,508,732
Time Warner Cable, Inc.	52,843	7,303,960
Time Warner, Inc.	170,127	11,179,045
Twenty-First Century Fox, Inc., Class A	367,289	12,300,509
Viacom, Inc., Class B	75,061	6,017,640
Walt Disney Co. (The)	307,234	21,672,286
Total		108,923,832
Multiline Retail 0.7%
Dollar General Corp. (a)	55,051	3,134,604
Dollar Tree, Inc. (a)	38,443	2,139,353
Family Dollar Stores, Inc.	17,862	1,246,232
Kohl’s Corp.	37,750	2,086,820
Macy’s, Inc.	69,571	3,705,351
Nordstrom, Inc.	26,667	1,658,954
Target Corp.	116,713	7,461,462
Total		21,432,776
Specialty Retail 2.2%
Abercrombie & Fitch Co., Class A	14,131	484,411
AutoNation, Inc. (a)	11,894	583,282
AutoZone, Inc. (a)	6,567	3,031,327
Bed Bath & Beyond, Inc. (a)	40,271	3,142,346
Best Buy Co., Inc.	49,894	2,023,202

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
CarMax, Inc. (a)	41,340	$2,081,469
GameStop Corp., Class A	21,612	1,042,779
Gap, Inc. (The)	51,005	2,089,675
Home Depot, Inc. (The)	264,892	21,368,838
L Brands, Inc.	45,036	2,926,890
Lowe’s Companies, Inc.	194,503	9,235,002
O’Reilly Automotive, Inc. (a)	20,079	2,509,072
PetSmart, Inc.	19,211	1,423,727
Ross Stores, Inc.	40,072	3,063,905
Staples, Inc.	122,143	1,896,881
Tiffany & Co.	20,344	1,813,464
TJX Companies, Inc.	132,263	8,316,697
Urban Outfitters, Inc. (a)	20,170	787,033
Total		67,820,000
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	52,134	3,018,559
Fossil Group, Inc. (a)	9,291	1,182,465
Michael Kors Holdings Ltd. (a)	33,020	2,692,781
Nike, Inc., Class B	138,299	10,944,983
PVH Corp.	15,080	2,019,514
Ralph Lauren Corp.	11,200	1,962,576
VF Corp.	16,263	3,814,974
Total		25,635,852
TOTAL CONSUMER DISCRETIONARY		374,533,563
CONSUMER STAPLES 9.8%
Beverages 2.1%
Beam, Inc.	29,937	2,021,646
Brown-Forman Corp., Class B	30,049	2,254,276
Coca-Cola Co. (The)	705,024	28,334,915
Coca-Cola Enterprises, Inc.	45,980	1,928,401
Constellation Brands, Inc., Class A (a)	30,667	2,159,263
Dr. Pepper Snapple Group, Inc.	37,649	1,816,941
Molson Coors Brewing Co., Class B	29,169	1,536,331
Monster Beverage Corp. (a)	25,078	1,484,116
PepsiCo, Inc.	285,187	24,086,894
Total		65,622,783
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	80,748	10,128,222
CVS Caremark Corp.	227,158	15,210,500
Kroger Co. (The)	95,832	4,000,986
Safeway, Inc.	44,626	1,560,571
SYSCO Corp.	108,799	3,658,910
Wal-Mart Stores, Inc.	301,001	24,384,091

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreen Co.	160,772	$9,517,702
Whole Foods Market, Inc.	68,885	3,898,891
Total		72,359,873
Food Products 1.5%
Archer-Daniels-Midland Co.	121,897	4,906,354
Campbell Soup Co.	33,006	1,278,322
ConAgra Foods, Inc.	78,052	2,574,936
General Mills, Inc.	118,679	5,984,982
Hershey Co. (The)	27,653	2,679,299
Hormel Foods Corp.	24,887	1,120,413
JM Smucker Co. (The)	19,441	2,026,530
Kellogg Co.	47,589	2,885,797
Kraft Foods Group, Inc.	110,133	5,850,265
McCormick & Co., Inc.	24,403	1,683,807
Mead Johnson Nutrition Co.	37,428	3,163,040
Mondelez International, Inc., Class A	329,287	11,040,993
Tyson Foods, Inc., Class A	51,457	1,630,672
Total		46,825,410
Household Products 2.1%
Clorox Co. (The)	24,124	2,247,633
Colgate-Palmolive Co.	162,975	10,725,385
Kimberly-Clark Corp.	70,829	7,731,694
Procter & Gamble Co. (The)	506,455	42,653,640
Total		63,358,352
Personal Products 0.2%
Avon Products, Inc.	80,189	1,429,770
Estee Lauder Companies, Inc. (The), Class A	47,278	3,543,959
Total		4,973,729
Tobacco 1.5%
Altria Group, Inc.	370,663	13,707,118
Lorillard, Inc.	69,141	3,549,007
Philip Morris International, Inc.	299,307	25,602,721
Reynolds American, Inc.	58,540	2,953,343
Total		45,812,189
TOTAL CONSUMER STAPLES		298,952,336
ENERGY 10.1%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	81,927	4,666,562
Cameron International Corp. (a)	45,511	2,520,854
Diamond Offshore Drilling, Inc.	12,858	772,123
Ensco PLC, Class A	43,195	2,551,961

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
FMC Technologies, Inc. (a)	43,811	$2,107,309
Halliburton Co.	156,372	8,237,677
Helmerich & Payne, Inc.	19,688	1,515,976
Nabors Industries Ltd.	48,012	794,599
National Oilwell Varco, Inc.	79,057	6,443,145
Noble Corp. PLC	46,850	1,785,922
Rowan Companies PLC, Class A (a)	22,970	795,221
Schlumberger Ltd.	244,685	21,635,048
Transocean Ltd.	62,660	3,156,811
Total		56,983,208
Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	92,959	8,256,618
Apache Corp.	74,675	6,832,016
Cabot Oil & Gas Corp.	77,803	2,680,313
Chesapeake Energy Corp.	93,685	2,517,316
Chevron Corp.	357,280	43,745,363
ConocoPhillips	226,164	16,464,739
CONSOL Energy, Inc.	42,323	1,505,852
Denbury Resources, Inc. (a)	68,958	1,150,219
Devon Energy Corp.	70,569	4,277,893
EOG Resources, Inc.	50,372	8,311,380
EQT Corp.	27,850	2,370,314
Exxon Mobil Corp. (b)	813,965	76,089,448
Hess Corp.	53,347	4,328,042
Kinder Morgan Management LLC (c)	1	46
Kinder Morgan, Inc.	124,512	4,425,157
Marathon Oil Corp.	131,230	4,729,529
Marathon Petroleum Corp.	57,890	4,789,819
Murphy Oil Corp.	32,488	2,109,446
Newfield Exploration Co. (a)	25,090	705,029
Noble Energy, Inc.	66,415	4,664,990
Occidental Petroleum Corp.	149,009	14,149,895
Peabody Energy Corp.	49,897	908,125
Phillips 66	112,990	7,865,234
Pioneer Natural Resources Co.	25,621	4,554,133
QEP Resources, Inc.	33,156	1,061,655
Range Resources Corp.	30,219	2,346,505
Southwestern Energy Co. (a)	65,000	2,512,900
Spectra Energy Corp.	123,771	4,152,517
Tesoro Corp.	24,983	1,464,753
Valero Energy Corp.	100,258	4,583,796
Williams Companies, Inc. (The)	126,335	4,449,519
WPX Energy, Inc. (a)	37,095	689,596
Total		248,692,157
TOTAL ENERGY		305,675,365

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.9%
Capital Markets 2.2%
Ameriprise Financial, Inc. (d)	36,591	$3,960,976
Bank of New York Mellon Corp. (The)	212,747	7,169,574
BlackRock, Inc.	23,287	7,050,139
Charles Schwab Corp. (The)	213,845	5,234,926
E*TRADE Financial Corp. (a)	53,089	951,355
Franklin Resources, Inc.	75,175	4,163,943
Goldman Sachs Group, Inc. (The)	77,241	13,049,095
Invesco Ltd.	81,888	2,853,797
Legg Mason, Inc.	20,079	785,290
Morgan Stanley	257,150	8,048,795
Northern Trust Corp.	41,747	2,462,655
State Street Corp.	82,471	5,988,219
T. Rowe Price Group, Inc.	48,100	3,870,126
Total		65,588,890
Commercial Banks 2.7%
BB&T Corp.	130,157	4,521,654
Comerica, Inc.	34,205	1,551,197
Fifth Third Bancorp	164,023	3,332,947
Huntington Bancshares, Inc.	153,422	1,408,414
KeyCorp	168,530	2,148,758
M&T Bank Corp.	24,047	2,774,062
PNC Financial Services Group, Inc. (The)	98,285	7,563,031
Regions Financial Corp.	258,128	2,511,585
SunTrust Banks, Inc.	99,670	3,611,044
U.S. Bancorp	340,120	13,339,506
Wells Fargo & Co.	893,529	39,333,147
Zions Bancorporation	34,121	1,000,769
Total		83,096,114
Consumer Finance 1.0%
American Express Co.	171,571	14,720,792
Capital One Financial Corp.	108,247	7,753,733
Discover Financial Services	89,459	4,768,165
SLM Corp.	80,664	2,149,695
Total		29,392,385
Diversified Financial Services 5.2%
Bank of America Corp.	1,986,647	31,428,756
Berkshire Hathaway, Inc., Class B (a)	332,845	38,786,428
Citigroup, Inc.	562,351	29,759,615
CME Group, Inc.	58,111	4,762,196
IntercontinentalExchange Group, Inc. (a)	21,122	4,505,026
JPMorgan Chase & Co.	696,082	39,829,812
Leucadia National Corp.	57,959	1,661,105
McGraw Hill Financial, Inc.	50,889	3,791,230

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Moody’s Corp.	35,866	$2,676,680
NASDAQ OMX Group, Inc. (The)	21,353	838,959
Total		158,039,807
Insurance 3.0%
ACE Ltd.	62,897	6,464,554
Aflac, Inc.	86,009	5,708,417
Allstate Corp. (The)	85,697	4,650,776
American International Group, Inc.	273,013	13,582,397
Aon PLC	56,854	4,641,560
Assurant, Inc.	13,859	900,003
Chubb Corp. (The)	47,255	4,557,745
Cincinnati Financial Corp.	27,235	1,427,386
Genworth Financial, Inc., Class A (a)	91,298	1,379,513
Hartford Financial Services Group, Inc.	84,143	2,998,015
Lincoln National Corp.	48,911	2,510,602
Loews Corp.	56,584	2,679,252
Marsh & McLennan Companies, Inc.	101,635	4,822,581
MetLife, Inc.	207,083	10,807,662
Principal Financial Group, Inc.	50,625	2,563,144
Progressive Corp. (The)	102,277	2,856,596
Prudential Financial, Inc.	85,993	7,632,739
Torchmark Corp.	16,931	1,286,756
Travelers Companies, Inc. (The)	69,064	6,266,867
Unum Group	48,747	1,636,437
XL Group PLC	52,925	1,693,071
Total		91,066,073
Real Estate Investment Trusts (REITs) 1.7%
American Tower Corp.	73,043	5,680,554
Apartment Investment & Management Co., Class A	26,984	677,568
AvalonBay Communities, Inc.	22,492	2,666,651
Boston Properties, Inc.	28,183	2,803,927
Equity Residential	61,965	3,193,676
HCP, Inc.	84,158	3,094,490
Health Care REIT, Inc.	53,028	2,969,038
Host Hotels & Resorts, Inc.	138,700	2,553,467
Kimco Realty Corp.	75,751	1,561,986
Macerich Co. (The)	25,988	1,479,757
Plum Creek Timber Co., Inc.	30,141	1,318,367
ProLogis, Inc.	92,199	3,497,108
Public Storage	26,718	4,079,839
Simon Property Group, Inc.	57,390	8,599,891
Ventas, Inc.	54,223	3,081,493
Vornado Realty Trust	32,160	2,827,829

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	108,001	$3,254,070
Total		53,339,711
Real Estate Management & Development –%
CBRE Group, Inc., Class A (a)	51,275	1,242,906
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	87,909	821,070
People’s United Financial, Inc.	59,380	899,013
Total		1,720,083
TOTAL FINANCIALS		483,485,969
HEALTH CARE 12.9%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc. (a)	36,163	4,502,293
Amgen, Inc.	139,313	15,892,827
Biogen Idec, Inc. (a)	43,955	12,789,586
Celgene Corp. (a)	76,054	12,303,256
Gilead Sciences, Inc. (a)	283,051	21,175,045
Regeneron Pharmaceuticals, Inc. (a)	14,424	4,238,637
Vertex Pharmaceuticals, Inc. (a)	43,050	2,988,531
Total		73,890,175
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	287,391	10,975,462
Baxter International, Inc.	100,374	6,870,600
Becton Dickinson and Co.	35,916	3,900,118
Boston Scientific Corp. (a)	248,324	2,875,592
CareFusion Corp. (a)	39,648	1,579,973
Covidien PLC	85,060	5,806,196
CR Bard, Inc.	14,641	2,033,342
DENTSPLY International, Inc.	26,308	1,251,209
Edwards Lifesciences Corp. (a)	20,766	1,360,796
Intuitive Surgical, Inc. (a)	7,342	2,767,200
Medtronic, Inc.	184,454	10,572,903
St. Jude Medical, Inc.	53,109	3,102,628
Stryker Corp.	54,538	4,058,718
Varian Medical Systems, Inc. (a)	19,903	1,553,429
Zimmer Holdings, Inc.	31,349	2,865,612
Total		61,573,778
Health Care Providers & Services 2.1%
Aetna, Inc.	68,805	4,742,729
AmerisourceBergen Corp.	42,722	3,013,183
Cardinal Health, Inc.	62,776	4,055,329
CIGNA Corp.	52,305	4,574,072

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc. (a)	32,634	$1,943,355
Express Scripts Holding Co. (a)	150,567	10,140,687
Five Star Quality Care, Inc. (c)(e)	—	1
Humana, Inc.	28,938	3,009,263
Laboratory Corp. of America Holdings (a)	16,658	1,696,617
McKesson Corp.	42,282	7,014,161
Patterson Companies, Inc.	15,382	638,199
Quest Diagnostics, Inc.	28,088	1,711,683
Tenet Healthcare Corp. (a)	18,785	810,573
UnitedHealth Group, Inc.	188,008	14,002,836
WellPoint, Inc.	55,284	5,134,778
Total		62,487,466
Health Care Technology 0.1%
Cerner Corp. (a)	54,566	3,135,908
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	61,173	3,277,038
Life Technologies Corp. (a)	31,927	2,416,874
PerkinElmer, Inc.	20,720	788,189
Thermo Fisher Scientific, Inc.	66,670	6,723,669
Waters Corp. (a)	15,758	1,568,394
Total		14,774,164
Pharmaceuticals 5.8%
AbbVie, Inc.	293,187	14,204,910
Actavis PLC (a)	32,054	5,227,046
Allergan, Inc.	54,890	5,327,075
Bristol-Myers Squibb Co.	304,440	15,642,127
Eli Lilly & Co.	183,343	9,207,485
Forest Laboratories, Inc. (a)	43,679	2,241,169
Hospira, Inc. (a)	30,633	1,204,183
Johnson & Johnson	521,124	49,329,598
Merck & Co., Inc.	541,158	26,965,903
Mylan, Inc. (a)	70,601	3,115,622
Perrigo Co.	17,404	2,713,110
Pfizer, Inc.	1,224,247	38,845,357
Zoetis, Inc.	92,457	2,880,036
Total		176,903,621
TOTAL HEALTH CARE		392,765,112
INDUSTRIALS 10.6%
Aerospace & Defense 2.7%
Boeing Co. (The)	128,357	17,231,927
General Dynamics Corp.	61,468	5,634,157

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Honeywell International, Inc.	145,132	$12,845,633
L-3 Communications Holdings, Inc.	16,569	1,714,229
Lockheed Martin Corp.	49,857	7,063,241
Northrop Grumman Corp.	42,560	4,795,661
Precision Castparts Corp.	26,911	6,955,148
Raytheon Co.	59,639	5,288,787
Rockwell Collins, Inc.	24,962	1,815,486
Textron, Inc.	51,875	1,723,806
United Technologies Corp.	156,092	17,304,359
Total		82,372,434
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	29,477	1,728,236
Expeditors International of Washington, Inc.	38,173	1,658,235
FedEx Corp.	54,954	7,622,120
United Parcel Service, Inc., Class B	133,602	13,678,173
Total		24,686,764
Airlines 0.2%
Delta Air Lines, Inc.	158,650	4,597,677
Southwest Airlines Co.	130,591	2,427,687
Total		7,025,364
Building Products –%
Masco Corp.	66,011	1,479,967
Commercial Services & Supplies 0.5%
ADT Corp. (The)	36,987	1,500,193
Cintas Corp.	19,001	1,054,555
Iron Mountain, Inc.	31,449	884,346
Pitney Bowes, Inc.	37,321	864,728
Republic Services, Inc.	50,206	1,752,691
Stericycle, Inc. (a)	15,885	1,866,170
Tyco International Ltd.	85,485	3,260,398
Waste Management, Inc.	80,619	3,682,676
Total		14,865,757
Construction & Engineering 0.2%
Fluor Corp.	30,147	2,345,738
Jacobs Engineering Group, Inc. (a)	24,312	1,453,128
Quanta Services, Inc. (a)	39,527	1,170,395
Total		4,969,261
Electrical Equipment 0.7%
AMETEK, Inc.	45,165	2,223,021
Eaton Corp. PLC	87,636	6,367,632
Emerson Electric Co.	132,133	8,851,590

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Rockwell Automation, Inc.	25,640	$2,912,191
Roper Industries, Inc.	18,346	2,379,476
Total		22,733,910
Industrial Conglomerates 2.5%
3M Co.	120,068	16,030,279
Danaher Corp.	110,622	8,274,525
General Electric Co.	1,883,211	50,206,405
Total		74,511,209
Machinery 1.7%
Caterpillar, Inc.	117,651	9,953,275
Cummins, Inc.	32,202	4,262,257
Deere & Co.	70,798	5,964,023
Dover Corp.	31,560	2,863,754
Flowserve Corp.	26,004	1,856,166
Illinois Tool Works, Inc.	76,195	6,063,598
Ingersoll-Rand PLC	50,046	3,574,285
Joy Global, Inc.	19,656	1,111,743
PACCAR, Inc.	65,460	3,751,513
Pall Corp.	20,679	1,730,832
Parker Hannifin Corp.	27,586	3,250,734
Pentair Ltd.	36,825	2,604,264
Snap-On, Inc.	10,753	1,141,431
Stanley Black & Decker, Inc.	29,599	2,409,063
Xylem, Inc.	34,260	1,184,026
Total		51,720,964
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	7,178	838,749
Equifax, Inc.	22,424	1,509,808
Nielsen Holdings NV	46,755	2,017,946
Robert Half International, Inc.	25,679	991,980
Total		5,358,483
Road & Rail 0.9%
CSX Corp.	188,403	5,137,750
Kansas City Southern	20,387	2,467,235
Norfolk Southern Corp.	57,686	5,058,485
Ryder System, Inc.	9,681	676,121
Union Pacific Corp.	85,774	13,898,819
Total		27,238,410
Trading Companies & Distributors 0.2%
Fastenal Co.	50,503	2,349,904
WW Grainger, Inc.	11,442	2,951,121
Total		5,301,025
TOTAL INDUSTRIALS		322,263,548

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 17.5%
Communications Equipment 1.7%
Cisco Systems, Inc.	991,474	$21,068,822
F5 Networks, Inc. (a)	14,483	1,191,372
Harris Corp.	19,773	1,275,556
JDS Uniphase Corp. (a)	43,927	533,274
Juniper Networks, Inc. (a)	93,726	1,899,826
Motorola Solutions, Inc.	43,751	2,882,316
QUALCOMM, Inc.	317,219	23,340,974
Total		52,192,140
Computers & Peripherals 4.1%
Apple, Inc.	167,997	93,418,092
EMC Corp.	384,793	9,177,313
Hewlett-Packard Co.	355,393	9,719,999
NetApp, Inc.	62,894	2,594,377
SanDisk Corp.	41,775	2,846,966
Seagate Technology PLC	59,941	2,939,507
Western Digital Corp.	39,006	2,927,010
Total		123,623,264
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	29,434	2,501,890
Corning, Inc.	270,065	4,612,710
FLIR Systems, Inc.	26,269	779,401
Jabil Circuit, Inc.	34,099	691,187
Molex, Inc.	25,374	980,452
TE Connectivity Ltd.	76,471	4,031,551
Total		13,597,191
Internet Software & Services 2.5%
Akamai Technologies, Inc. (a)	32,947	1,473,390
eBay, Inc. (a)	215,448	10,884,433
Google, Inc., Class A (a)	51,734	54,816,829
VeriSign, Inc. (a)	24,957	1,419,055
Yahoo!, Inc. (a)	175,469	6,488,843
Total		75,082,550
IT Services 3.4%
Accenture PLC, Class A	119,247	9,238,065
Automatic Data Processing, Inc.	89,290	7,144,986
Cognizant Technology Solutions Corp., Class A (a)	55,726	5,232,114
Computer Sciences Corp.	27,313	1,437,210
Fidelity National Information Services, Inc.	54,013	2,737,379
Fiserv, Inc. (a)	24,057	2,643,624
International Business Machines Corp.	190,412	34,213,228
Mastercard, Inc., Class A	19,185	14,596,140

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Paychex, Inc.	60,164	$2,630,972
Teradata Corp. (a)	30,158	1,376,411
Total System Services, Inc.	30,822	957,023
Visa, Inc., Class A	95,456	19,421,478
Western Union Co. (The)	102,069	1,701,490
Total		103,330,120
Office Electronics 0.1%
Xerox Corp.	214,245	2,438,108
Semiconductors & Semiconductor Equipment 1.9%
Altera Corp.	59,082	1,905,394
Analog Devices, Inc.	57,454	2,770,432
Applied Materials, Inc.	222,432	3,848,074
Broadcom Corp., Class A	101,716	2,714,800
First Solar, Inc. (a)	12,825	767,191
Intel Corp.	921,290	21,963,554
KLA-Tencor Corp.	30,644	1,957,232
Lam Research Corp. (a)	30,169	1,572,106
Linear Technology Corp.	43,123	1,834,884
LSI Corp.	101,164	816,393
Microchip Technology, Inc.	36,485	1,579,436
Micron Technology, Inc. (a)	192,036	4,051,960
NVIDIA Corp.	106,994	1,669,106
Teradyne, Inc. (a)	35,401	602,879
Texas Instruments, Inc.	203,629	8,756,047
Xilinx, Inc.	49,241	2,187,778
Total		58,997,266
Software 3.4%
Adobe Systems, Inc. (a)	86,383	4,904,827
Autodesk, Inc. (a)	41,233	1,865,793
CA, Inc.	60,664	2,001,912
Citrix Systems, Inc. (a)	34,652	2,055,557
Electronic Arts, Inc. (a)	56,701	1,257,628
Intuit, Inc.	54,908	4,075,821
Microsoft Corp.	1,401,767	53,449,376
Oracle Corp.	659,385	23,269,697
Red Hat, Inc. (a)	35,011	1,640,265
Salesforce.com, Inc. (a)	101,392	5,281,509
Symantec Corp.	129,190	2,905,483
Total		102,707,868
TOTAL INFORMATION TECHNOLOGY		531,968,507

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	38,770	$4,219,339
Airgas, Inc.	12,233	1,328,871
CF Industries Holdings, Inc.	10,597	2,303,576
Dow Chemical Co. (The)	223,792	8,741,315
Eastman Chemical Co.	28,527	2,197,435
Ecolab, Inc.	50,158	5,375,433
EI du Pont de Nemours & Co.	170,762	10,481,371
FMC Corp.	25,215	1,837,165
International Flavors & Fragrances, Inc.	15,111	1,335,057
LyondellBasell Industries NV, Class A	82,848	6,394,209
Monsanto Co.	98,587	11,172,865
Mosaic Co. (The)	62,993	3,017,365
PPG Industries, Inc.	26,427	4,864,153
Praxair, Inc.	54,527	6,884,579
Sherwin-Williams Co. (The)	16,141	2,954,287
Sigma-Aldrich Corp.	22,239	1,917,891
Total		75,024,911
Construction Materials 0.1%
Vulcan Materials Co.	24,029	1,354,515
Containers & Packaging 0.2%
Avery Dennison Corp.	18,139	886,997
Ball Corp.	26,827	1,340,814
Bemis Co., Inc.	19,034	742,897
MeadWestvaco Corp.	32,827	1,152,556
Owens-Illinois, Inc. (a)	30,392	1,002,936
Sealed Air Corp.	36,229	1,163,313
Total		6,289,513
Metals & Mining 0.5%
Alcoa, Inc.	197,780	1,900,666
Allegheny Technologies, Inc.	19,963	663,171
Cliffs Natural Resources, Inc.	28,318	708,233
Freeport-McMoRan Copper & Gold, Inc.	191,931	6,658,086
Newmont Mining Corp.	92,031	2,285,130
Nucor Corp.	58,840	3,004,370
United States Steel Corp.	26,750	717,168
Total		15,936,824
Paper & Forest Products 0.1%
International Paper Co.	82,470	3,847,225
TOTAL MATERIALS		102,452,988

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	982,125	$34,580,621
CenturyLink, Inc.	111,077	3,410,064
Frontier Communications Corp.	184,871	865,196
Verizon Communications, Inc.	529,186	26,258,210
Windstream Holdings, Inc.	109,628	884,698
Total		65,998,789
Wireless Telecommunication Services 0.1%
Crown Castle International Corp. (a)	60,868	4,518,231
TOTAL TELECOMMUNICATION SERVICES		70,517,020
UTILITIES 2.9%
Electric Utilities 1.6%
American Electric Power Co., Inc.	90,015	4,236,106
Duke Energy Corp.	130,537	9,132,369
Edison International	60,246	2,783,968
Entergy Corp.	32,965	2,040,204
Exelon Corp.	158,403	4,262,625
FirstEnergy Corp.	77,337	2,523,506
NextEra Energy, Inc.	78,533	6,643,106
Northeast Utilities	58,206	2,391,102
Pepco Holdings, Inc.	46,069	878,997
Pinnacle West Capital Corp.	20,339	1,085,289
PPL Corp.	116,816	3,587,419
Southern Co. (The)	161,602	6,565,889
Xcel Energy, Inc.	92,011	2,578,148
Total		48,708,728
Gas Utilities 0.1%
AGL Resources, Inc.	21,933	1,020,762
ONEOK, Inc.	38,132	2,214,325
Total		3,235,087

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	113,823	$1,658,401
NRG Energy, Inc.	59,718	1,580,139
Total		3,238,540
Multi-Utilities 1.1%
Ameren Corp.	44,869	1,608,554
CenterPoint Energy, Inc.	79,259	1,857,038
CMS Energy Corp.	49,166	1,304,866
Consolidated Edison, Inc.	54,159	2,990,118
Dominion Resources, Inc.	107,075	6,950,238
DTE Energy Co.	32,357	2,159,506
Integrys Energy Group, Inc.	14,717	790,892
NiSource, Inc.	57,802	1,827,699
PG&E Corp.	82,349	3,324,429
Public Service Enterprise Group, Inc.	93,540	3,057,823
SCANA Corp.	25,886	1,221,043
Sempra Energy	42,003	3,714,745
TECO Energy, Inc.	37,770	643,601
Wisconsin Energy Corp.	42,105	1,758,726
Total		33,209,278
TOTAL UTILITIES		88,391,633
Total Common Stocks (Cost: $2,068,963,653)		$2,971,006,041

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.094% (d)(f)	63,204,480	$63,204,480
Total Money Market Funds (Cost: $63,204,480)		$63,204,480
Total Investments
(Cost: $2,132,168,133) (g)		$3,034,210,521(h)
Other Assets & Liabilities, Net		5,422,011
Net Assets		$3,039,632,532

Investments in Derivatives Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, securities totaling $6,356,640 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	155	USD	69,908,875	December 2013	2,432,938	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $47, representing less than 0.01% of net assets.  Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01-02-02	2
Kinder Morgan Management LLC	09-26-02 - 05-20-08	14

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	1,159,328	64,717	(100,917)	76,200	1,199,328	57,194	3,960,976
Columbia Short-Term Cash Fund	57,654,389	209,431,092	(203,881,001)	—	63,204,480	46,231	63,204,480
Total	58,813,717	209,495,809	(203,981,918)	76,200	64,403,808	103,425	67,165,456

(e)	Represents fractional shares.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(g)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $2,132,168,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,100,462,000
Unrealized Depreciation	(198,420,000)
Net Unrealized Appreciation	$902,042,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	374,533,563	—	—	374,533,563
Consumer Staples	298,952,336	—	—	298,952,336
Energy	305,675,319	46	—	305,675,365
Financials	483,485,969	—	—	483,485,969
Health Care	392,765,111	1	—	392,765,112
Industrials	322,263,548	—	—	322,263,548
Information Technology	531,968,507	—	—	531,968,507
Materials	102,452,988	—	—	102,452,988
Telecommunication Services	70,517,020	—	—	70,517,020
Utilities	88,391,633	—	—	88,391,633
Total Equity Securities	2,971,005,994	47	—	2,971,006,041
Mutual Funds
Money Market Funds	63,204,480	—	—	63,204,480
Total Mutual Funds	63,204,480	—	—	63,204,480
Investments in Securities	3,034,210,474	47	—	3,034,210,521
Derivatives
Assets
Futures Contracts	2,432,938	—	—	2,432,938
Total	3,036,643,412	47	—	3,036,643,459

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Marsico 21st Century Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 25.8%
Automobiles 0.2%
Tesla Motors, Inc. (a)	19,777	$2,517,216
Distributors 1.9%
LKQ Corp. (a)	641,554	21,267,515
Hotels, Restaurants & Leisure 5.6%
Domino’s Pizza, Inc.	127,059	8,783,589
Dunkin’ Brands Group, Inc.	336,126	16,463,451
Panera Bread Co., Class A (a)	63,309	11,198,729
Wynn Resorts Ltd.	158,864	26,350,772
Total		62,796,541
Internet & Catalog Retail 1.2%
Amazon.com, Inc. (a)	33,276	13,098,099
Media 5.8%
Liberty Global PLC, Series C (a)	258,117	21,023,630
SFX Entertainment, Inc. (a)	498,883	4,973,863
Walt Disney Co. (The)	537,471	37,913,204
Total		63,910,697
Specialty Retail 6.2%
Monro Muffler Brake, Inc.	221,165	11,735,015
Ross Stores, Inc.	387,275	29,611,047
Sally Beauty Holdings, Inc. (a)	391,044	11,003,978
Ulta Salon Cosmetics & Fragrance, Inc. (a)	127,030	16,125,188
Total		68,475,228
Textiles, Apparel & Luxury Goods 4.9%
Cie Financiere Richemont SA, Class A, Registered Shares	105,389	10,708,657
lululemon athletica, Inc. (a)	301,472	21,018,628
Michael Kors Holdings Ltd. (a)	281,121	22,925,418
Total		54,652,703
TOTAL CONSUMER DISCRETIONARY		286,717,999
CONSUMER STAPLES 6.8%
Beverages 3.2%
Constellation Brands, Inc., Class A (a)	415,227	29,236,133
Remy Cointreau SA	76,688	6,538,784
Total		35,774,917
Food Products 3.6%
Green Mountain Coffee Roasters, Inc. (a)	181,477	12,227,920

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Mondelez International, Inc., Class A	822,805	$27,588,652
Total		39,816,572
TOTAL CONSUMER STAPLES		75,591,489
ENERGY 4.6%
Energy Equipment & Services 3.2%
Schlumberger Ltd.	403,933	35,715,756
Oil, Gas & Consumable Fuels 1.4%
Antero Resources Corp. (a)	286,601	15,734,395
TOTAL ENERGY		51,450,151
FINANCIALS 7.5%
Capital Markets 1.5%
Morgan Stanley	544,451	17,041,316
Commercial Banks 1.3%
City National Corp.	185,589	14,171,576
Diversified Financial Services 4.7%
Citigroup, Inc.	663,089	35,090,670
IntercontinentalExchange Group, Inc. (a)	81,072	17,291,847
Total		52,382,517
TOTAL FINANCIALS		83,595,409
HEALTH CARE 14.7%
Biotechnology 12.4%
Alexion Pharmaceuticals, Inc. (a)	92,954	11,572,773
Biogen Idec, Inc. (a)	171,998	50,046,258
BioMarin Pharmaceutical, Inc. (a)	170,212	11,979,521
Gilead Sciences, Inc. (a)	708,916	53,034,006
Incyte Corp., Ltd. (a)	244,397	11,388,900
Total		138,021,458
Health Care Providers & Services 1.1%
Envision Healthcare Holdings, Inc. (a)	426,049	12,619,571
Health Care Technology 0.7%
Veeva Systems Inc., Class A (a)	175,070	7,088,584

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 0.5%
Pacira Pharmaceuticals, Inc. (a)	97,046	$5,355,969
TOTAL HEALTH CARE		163,085,582
INDUSTRIALS 12.0%
Aerospace & Defense 2.5%
B/E Aerospace, Inc. (a)	318,534	27,712,458
Machinery 1.6%
Cummins, Inc.	131,749	17,438,298
Professional Services 4.6%
IHS, Inc., Class A (a)	255,136	29,195,212
Verisk Analytics, Inc., Class A (a)	340,823	22,190,986
Total		51,386,198
Road & Rail 3.3%
Genesee & Wyoming, Inc., Class A (a)	378,623	36,423,532
TOTAL INDUSTRIALS		132,960,486
INFORMATION TECHNOLOGY 18.7%
Internet Software & Services 8.1%
Facebook, Inc., Class A (a)	400,231	18,814,859
Google, Inc., Class A (a)	37,853	40,108,660
LinkedIn Corp., Class A (a)	34,639	7,760,175
VeriSign, Inc. (a)	299,281	17,017,118
Youku Tudou, Inc., ADR (a)	208,376	5,872,036
Total		89,572,848
IT Services 6.4%
FleetCor Technologies, Inc. (a)	143,352	17,457,406

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Mastercard, Inc., Class A	49,207	$37,437,178
Wirecard AG	433,490	16,224,738
Total		71,119,322
Semiconductors & Semiconductor Equipment 1.6%
ASML Holding NV	192,385	17,964,911
Software 2.6%
Salesforce.com, Inc. (a)	492,140	25,635,573
Workday, Inc., Class A (a)	35,509	2,924,166
Total		28,559,739
TOTAL INFORMATION TECHNOLOGY		207,216,820
MATERIALS 7.8%
Chemicals 7.8%
Ecolab, Inc.	135,938	14,568,475
Monsanto Co.	401,953	45,553,334
Sherwin-Williams Co. (The)	144,972	26,534,225
Total		86,656,034
TOTAL MATERIALS		86,656,034
Total Common Stocks (Cost: $788,527,402)		$1,087,273,970

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	23,589,068	$23,589,068
Total Money Market Funds (Cost: $23,589,068)		$23,589,068
Total Investments
(Cost: $812,116,470) (d)		$1,110,863,038(e)
Other Assets & Liabilities, Net		(160,053)
Net Assets		$1,110,702,985

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,539,509	363,715,454	(364,665,895)	23,589,068	9,985	23,589,068

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $812,116,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$301,503,000
Unrealized Depreciation	(2,756,000)
Net Unrealized Appreciation	$298,747,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	276,009,342	10,708,657	—	286,717,999
Consumer Staples	69,052,705	6,538,784	—	75,591,489
Energy	51,450,151	—	—	51,450,151
Financials	83,595,409	—	—	83,595,409
Health Care	163,085,582	—	—	163,085,582
Industrials	132,960,486	—	—	132,960,486
Information Technology	190,992,082	16,224,738	—	207,216,820
Materials	86,656,034	—	—	86,656,034
Total Equity Securities	1,053,801,791	33,472,179	—	1,087,273,970
Mutual Funds
Money Market Funds	23,589,068	—	—	23,589,068
Total Mutual Funds	23,589,068	—	—	23,589,068
Total	1,077,390,859	33,472,179	—	1,110,863,038

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Focused Equities Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 30.0%
Hotels, Restaurants & Leisure 11.5%
Chipotle Mexican Grill, Inc. (a)	49,271	$25,811,106
Starbucks Corp.	475,430	38,728,528
Starwood Hotels & Resorts Worldwide, Inc.	499,064	37,170,286
Wynn Resorts Ltd.	207,108	34,353,004
Total		136,062,924
Internet & Catalog Retail 3.7%
priceline.com, Inc. (a)	36,914	44,013,670
Media 6.2%
Comcast Corp., Class A	721,902	36,001,253
Walt Disney Co. (The)	531,798	37,513,031
Total		73,514,284
Specialty Retail 6.8%
Home Depot, Inc. (The)	419,418	33,834,450
TJX Companies, Inc.	744,570	46,818,562
Total		80,653,012
Textiles, Apparel & Luxury Goods 1.8%
lululemon athletica, Inc. (a)	303,381	21,151,723
TOTAL CONSUMER DISCRETIONARY		355,395,613
ENERGY 5.8%
Energy Equipment & Services 4.0%
Schlumberger Ltd.	530,562	46,912,292
Oil, Gas & Consumable Fuels 1.8%
Continental Resources, Inc. (a)	202,448	21,765,184
TOTAL ENERGY		68,677,476
FINANCIALS 9.5%
Consumer Finance 3.0%
American Express Co.	406,330	34,863,114
Diversified Financial Services 4.0%
Citigroup, Inc.	904,789	47,881,434
Insurance 2.5%
American International Group, Inc.	595,561	29,629,160
TOTAL FINANCIALS		112,373,708

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 20.3%
Biotechnology 17.4%
Biogen Idec, Inc. (a)	259,651	$75,550,651
Celgene Corp. (a)	293,961	47,554,071
Gilead Sciences, Inc. (a)	1,107,685	82,865,915
Total		205,970,637
Health Care Providers & Services 2.9%
UnitedHealth Group, Inc.	455,755	33,944,633
TOTAL HEALTH CARE		239,915,270
INDUSTRIALS 9.5%
Aerospace & Defense 3.6%
Rolls-Royce Holdings PLC	2,099,186	42,420,983
Machinery 2.5%
Cummins, Inc.	221,936	29,375,449
Road & Rail 3.4%
Canadian Pacific Railway Ltd.	267,205	41,117,505
TOTAL INDUSTRIALS		112,913,937
INFORMATION TECHNOLOGY 15.1%
Internet Software & Services 7.4%
Google, Inc., Class A (a)	82,570	87,490,346
IT Services 5.2%
Visa, Inc., Class A	302,256	61,497,006
Semiconductors & Semiconductor Equipment 2.5%
ASML Holding NV	316,271	29,533,386
TOTAL INFORMATION TECHNOLOGY		178,520,738
MATERIALS 9.3%
Chemicals 9.3%
Monsanto Co.	649,514	73,609,422
Sherwin-Williams Co. (The)	202,442	37,052,959
Total		110,662,381
TOTAL MATERIALS		110,662,381
Total Common Stocks (Cost: $817,278,052)		$1,178,459,123

Issuer	Shares	Value

Preferred Stocks –%
INDUSTRIALS –%
Aerospace & Defense –%
Rolls-Royce Holdings PLC (a)(b)(c)	180,529,996	$295,401
TOTAL INDUSTRIALS		295,401
Total Preferred Stocks (Cost: $289,166)		$295,401

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.094% (d)(e)	6,991,951	$6,991,951
Total Money Market Funds (Cost: $6,991,951)		$6,991,951
Total Investments
(Cost: $824,559,169) (f)		$1,185,746,475(g)
Other Assets & Liabilities, Net		(688,354)
Net Assets		$1,185,058,121

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $295,401, which represents 0.02% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $295,401, representing 0.02% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Rolls-Royce Holdings PLC	07-26-13 - 09-25-13	289,166

(d)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	43,733,734	659,153,511	(695,895,294)	6,991,951	21,137	6,991,951

(f)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $824,559,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$363,204,000
Unrealized Depreciation	(2,017,000)
Net Unrealized Appreciation	$361,187,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	355,395,613	—	—	355,395,613
Energy	68,677,476	—	—	68,677,476
Financials	112,373,708	—	—	112,373,708
Health Care	239,915,270	—	—	239,915,270
Industrials	70,492,954	42,420,983	—	112,913,937
Information Technology	178,520,738	—	—	178,520,738
Materials	110,662,381	—	—	110,662,381
Preferred Stocks
Industrials	—	295,401	—	295,401
Total Equity Securities	1,136,038,140	42,716,384	—	1,178,754,524
Mutual Funds
Money Market Funds	6,991,951	—	—	6,991,951
Total Mutual Funds	6,991,951	—	—	6,991,951
Total	1,143,030,091	42,716,384	—	1,185,746,475

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Global Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.1%
ARGENTINA 1.2%
MercadoLibre, Inc.	4,380	$484,910
CANADA 3.2%
Canadian Pacific Railway Ltd.	8,204	1,261,156
CHINA 1.0%
Qunar Cayman Islands Ltd., ADR (a)	15,772	416,381
FRANCE 6.5%
Criteo SA, ADR (a)	4,967	179,309
European Aeronautic Defence and Space Co. NV	12,172	864,345
Hermes International	2,296	801,790
Zodiac Aerospace	4,494	762,391
Total		2,607,835
GERMANY 2.6%
Bayerische Motoren Werke AG	8,896	1,022,273
HONG KONG 1.7%
AIA Group Ltd.	130,400	660,162
INDIA 2.1%
Tata Motors Ltd., ADR	26,219	851,331
ITALY 4.1%
Brunello Cucinelli Spa	21,487	750,351
Luxottica Group, SpA, ADR	16,609	868,651
Total		1,619,002
NETHERLANDS 3.9%
ASML Holding NV	9,757	911,109
Ziggo NV	15,368	658,620
Total		1,569,729
RUSSIAN FEDERATION 1.1%
QIWI PLC, ADR	9,618	449,930
SPAIN 1.3%
Inditex SA	3,270	521,419
SWITZERLAND 3.4%
Nestlé SA, Registered Shares	3,906	285,279

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Roche Holding AG, Genusschein Shares	3,775	$1,052,452
Total		1,337,731
UNITED KINGDOM 4.1%
Rolls-Royce Holdings PLC	80,146	1,619,614
UNITED STATES 54.9%
AutoZone, Inc. (a)	885	408,516
Biogen Idec, Inc. (a)	5,873	1,708,867
Celgene Corp. (a)	6,555	1,060,402
Celldex Therapeutics, Inc. (a)	14,409	399,994
Citigroup, Inc.	15,147	801,579
Comcast Corp., Class A	22,431	1,118,634
Facebook, Inc., Class A (a)	6,890	323,899
FireEye, Inc. (a)	5,222	200,368
Gilead Sciences, Inc. (a)	20,192	1,510,564
Google, Inc., Class A (a)	1,130	1,197,337
Home Depot, Inc. (The)	9,432	760,879
Las Vegas Sands Corp.	7,616	545,915
Lockheed Martin Corp.	5,999	849,878
lululemon athletica, Inc. (a)	11,032	769,151
Monsanto Co.	10,715	1,214,331
Pacira Pharmaceuticals, Inc. (a)	2,956	163,142
Pentair Ltd.	8,082	571,559
Precision Castparts Corp.	2,766	714,873
Pricesmart, Inc.	5,527	689,714
Restoration Hardware Holdings, Inc. (a)	13,891	1,048,770
Schlumberger Ltd.	12,236	1,081,907
SFX Entertainment, Inc. (a)	28,233	281,483
Starbucks Corp.	9,728	792,443
Starwood Hotels & Resorts Worldwide, Inc.	9,122	679,407
Texas Instruments, Inc.	14,840	638,120
TJX Companies, Inc.	17,375	1,092,540
Verisk Analytics, Inc., Class A (a)	11,773	766,540
Wells Fargo & Co.	12,099	532,598
Total		21,923,410
Total Common Stocks (Cost: $28,762,712)		$36,344,883

Preferred Stocks –%
UNITED KINGDOM –%
Rolls-Royce Holdings PLC (a)(b)(c)	6,892,556	$11,278
Total Preferred Stocks (Cost: $9,318)		$11,278

	Shares	Value

Money Market Funds 8.6%
Columbia Short-Term Cash Fund, 0.094% (d)(e)	3,423,675	$3,423,675
Total Money Market Funds (Cost: $3,423,675)		$3,423,675
Total Investments
(Cost: $32,195,705) (f)		$39,779,836(g)
Other Assets & Liabilities, Net		124,807
Net Assets		$39,904,643

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $11,278, which represents 0.03% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $11,278, representing 0.03% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Rolls-Royce Holdings PLC	10-02-12 - 07-23-13	9,318

(d)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,904,236	18,706,801	(17,187,362)	3,423,675	1,764	3,423,675

(f)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $32,196,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,661,000
Unrealized Depreciation	(77,000)
Net Unrealized Appreciation	$7,584,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,634,102	3,095,834	—	12,729,936
Consumer Staples	689,714	285,279	—	974,993
Energy	1,081,907	—	—	1,081,907
Financials	1,334,177	660,162	—	1,994,339
Health Care	4,842,968	1,052,452	—	5,895,420
Industrials	4,164,006	3,246,350	—	7,410,356
Information Technology	4,384,981	—	—	4,384,981
Materials	1,214,331	—	—	1,214,331
Telecommunication Services	—	658,620	—	658,620
Preferred Stocks
Industrials	—	11,278	—	11,278
Total Equity Securities	27,346,186	9,009,975	—	36,356,161
Mutual Funds
Money Market Funds	3,423,675	—	—	3,423,675
Total Mutual Funds	3,423,675	—	—	3,423,675
Total	30,769,861	9,009,975	—	39,779,836

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Growth Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 31.8%
Hotels, Restaurants & Leisure 8.2%
Chipotle Mexican Grill, Inc. (a)	23,598	$12,362,048
Panera Bread Co., Class A (a)	62,759	11,101,439
Starbucks Corp.	534,234	43,518,702
Starwood Hotels & Resorts Worldwide, Inc.	746,408	55,592,468
Wynn Resorts Ltd.	291,662	48,377,976
Total		170,952,633
Internet & Catalog Retail 4.5%
Amazon.com, Inc. (a)	71,098	27,985,595
priceline.com, Inc. (a)	55,661	66,366,280
Total		94,351,875
Media 10.9%
CBS Corp., Class B Non Voting	1,054,424	61,747,069
Comcast Corp., Class A	874,143	43,593,511
Liberty Global PLC, Class A (a)	480,969	41,271,950
Liberty Media Corp., Class A (a)	195,193	29,954,318
Walt Disney Co. (The)	751,775	53,030,209
Total		229,597,057
Specialty Retail 4.5%
Gap, Inc. (The)	909,136	37,247,302
TJX Companies, Inc.	919,387	57,811,054
Total		95,058,356
Textiles, Apparel & Luxury Goods 3.7%
Cie Financiere Richemont SA, Class A, Registered Shares	192,867	19,597,364
lululemon athletica, Inc. (a)	678,542	47,307,948
Prada SpA	1,153,400	11,134,271
Total		78,039,583
TOTAL CONSUMER DISCRETIONARY		667,999,504
CONSUMER STAPLES 2.1%
Beverages 0.9%
Pernod Ricard SA	166,664	18,893,824
Food Products 1.2%
Green Mountain Coffee Roasters, Inc. (a)	370,335	24,953,172
TOTAL CONSUMER STAPLES		43,846,996

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 5.2%
Energy Equipment & Services 3.5%
Schlumberger Ltd.	826,924	$73,116,620
Oil, Gas & Consumable Fuels 1.7%
Antero Resources Corp. (a)	360,778	19,806,712
Continental Resources, Inc. (a)	157,211	16,901,755
Total		36,708,467
TOTAL ENERGY		109,825,087
FINANCIALS 6.6%
Diversified Financial Services 4.8%
Citigroup, Inc.	1,376,092	72,822,789
IntercontinentalExchange Group, Inc. (a)	127,975	27,295,788
Total		100,118,577
Insurance 1.8%
American International Group, Inc.	765,135	38,065,466
TOTAL FINANCIALS		138,184,043
HEALTH CARE 13.5%
Biotechnology 13.5%
Biogen Idec, Inc. (a)	341,560	99,383,713
Celgene Corp. (a)	417,744	67,578,447
Gilead Sciences, Inc. (a)	1,568,549	117,343,151
Total		284,305,311
TOTAL HEALTH CARE		284,305,311
INDUSTRIALS 9.5%
Aerospace & Defense 2.5%
B/E Aerospace, Inc. (a)	136,594	11,883,678
Rolls-Royce Holdings PLC	1,966,570	39,741,038
Total		51,624,716
Machinery 2.3%
Cummins, Inc.	360,369	47,698,441
Road & Rail 4.7%
Canadian Pacific Railway Ltd.	369,089	56,795,415
Union Pacific Corp.	259,899	42,114,034
Total		98,909,449
TOTAL INDUSTRIALS		198,232,606

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 21.0%
Internet Software & Services 9.4%
Facebook, Inc., Class A (a)	868,499	$40,828,138
Google, Inc., Class A (a)	104,019	110,217,492
LinkedIn Corp., Class A (a)	181,485	40,658,084
Twitter, Inc. (a)	139,435	5,796,313
Total		197,500,027
IT Services 4.5%
FleetCor Technologies, Inc. (a)	92,654	11,283,404
Visa, Inc., Class A	413,723	84,176,082
Total		95,459,486
Semiconductors & Semiconductor Equipment 5.7%
ASML Holding NV	732,179	68,370,875
Texas Instruments, Inc.	1,195,278	51,396,954
Total		119,767,829
Software 1.4%
Salesforce.com, Inc. (a)	551,776	28,742,012
TOTAL INFORMATION TECHNOLOGY		441,469,354
MATERIALS 7.5%
Chemicals 7.5%
Monsanto Co.	828,605	93,905,805

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Sherwin-Williams Co. (The)	346,735	$63,462,907
Total		157,368,712
TOTAL MATERIALS		157,368,712
Total Common Stocks (Cost: $1,443,239,964)		$2,041,231,613

Preferred Stocks –%
INDUSTRIALS –%
Aerospace & Defense –%
Rolls-Royce Holdings PLC (a)(b)(c)	169,125,020	$276,739
TOTAL INDUSTRIALS		276,739
Total Preferred Stocks (Cost: $226,818)		$276,739

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.094% (d)(e)	64,310,733	$64,310,733
Total Money Market Funds (Cost: $64,310,733)		$64,310,733
Total Investments
(Cost: $1,507,777,515) (f)		$2,105,819,085(g)
Other Assets & Liabilities, Net		(5,856,878)
Net Assets		$2,099,962,207

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $276,739, which represents 0.01% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $276,739, representing 0.01% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Rolls-Royce Holdings PLC
Preferred Stock	12-20-12 - 06-06-13	226,818

(d)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,312,087	885,521,792	(861,523,146)	64,310,733	38,732	64,310,733

(f)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $1,507,778,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$603,543,000
Unrealized Depreciation	(5,502,000)
Net Unrealized Appreciation	$598,041,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	637,267,869	30,731,635	—	667,999,504
Consumer Staples	24,953,172	18,893,824	—	43,846,996
Energy	109,825,087	—	—	109,825,087
Financials	138,184,043	—	—	138,184,043
Health Care	284,305,311	—	—	284,305,311
Industrials	158,491,568	39,741,038	—	198,232,606
Information Technology	441,469,354	—	—	441,469,354
Materials	157,368,712	—	—	157,368,712
Preferred Stocks
Industrials	—	276,739	—	276,739
Total Equity Securities	1,951,865,116	89,643,236	—	2,041,508,352
Mutual Funds
Money Market Funds	64,310,733	—	—	64,310,733
Total Mutual Funds	64,310,733	—	—	64,310,733
Total	2,016,175,849	89,643,236	—	2,105,819,085

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico International Opportunities Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.0%
ARGENTINA 1.0%
MercadoLibre, Inc.	17,364	$1,922,368
BRAZIL 0.9%
BR Malls Participacoes SA	214,800	1,759,441
CANADA 9.2%
Canadian Pacific Railway Ltd.	53,061	8,156,777
Dollarama, Inc.	26,284	2,124,884
IMAX Corp. (a)	74,428	2,294,615
Suncor Energy, Inc.	163,929	5,688,262
Total		18,264,538
CHINA 2.2%
Qunar Cayman Islands Ltd., ADR (a)	75,196	1,985,174
Youku Tudou, Inc., ADR (a)	85,137	2,399,161
Total		4,384,335
DENMARK 1.0%
Novo Nordisk A/S, Class B	11,611	2,080,154
FRANCE 1.9%
Criteo SA, ADR (a)	24,352	879,107
Remy Cointreau SA	33,527	2,858,672
Total		3,737,779
GERMANY 8.2%
Adidas AG	39,527	4,808,058
Bayerische Motoren Werke AG	52,714	6,057,566
Wirecard AG	142,947	5,350,245
Total		16,215,869
HONG KONG 5.4%
AIA Group Ltd.	1,201,200	6,081,187
Sands China Ltd.	612,400	4,627,638
Total		10,708,825
INDIA 1.2%
Tata Motors Ltd., ADR	73,794	2,396,091
JAPAN 8.0%
Japan Exchange Group, Inc.	143,000	3,831,051
Jin Co. Ltd.	54,500	2,127,485
Rakuten, Inc.	394,300	6,058,872
Start Today Co., Ltd.	148,600	3,812,497
Total		15,829,905

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS 6.1%
ASML Holding NV	86,579	$8,104,469
Sensata Technologies Holding NV (a)	104,840	4,086,663
Total		12,191,132
PANAMA 1.4%
Copa Holdings SA, Class A	18,950	2,869,409
PORTUGAL 2.5%
Jeronimo Martins SGPS SA	239,428	4,945,092
RUSSIAN FEDERATION 2.6%
Yandex NV, Class A (a)	128,002	5,088,080
SOUTH AFRICA 2.7%
Naspers Ltd., Class N	55,871	5,335,144
SWITZERLAND 7.2%
Roche Holding AG, Genusschein Shares	28,535	7,955,422
Swatch Group AG (The)	9,517	6,236,869
Total		14,192,291
TAIWAN 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	318,723	5,650,959
UNITED KINGDOM 16.7%
ARM Holdings PLC	127,275	2,120,087
Domino’s Pizza Group PLC	442,430	3,978,095
Hargreaves Lansdown PLC	149,810	2,971,025
Liberty Global PLC, Series C (a)	107,145	8,726,960
Rightmove PLC	51,464	2,137,263
Rolls-Royce Holdings PLC	297,941	6,020,881
Telecity Group PLC	631,437	7,258,372
Total		33,212,683
UNITED STATES 13.0%
Catamaran Corp. (a)	85,704	3,910,673
lululemon athletica, Inc. (a)	103,423	7,210,652
Mastercard, Inc., Class A	9,148	6,959,890
Schlumberger Ltd.	88,320	7,809,254
Total		25,890,469
Total Common Stocks (Cost: $148,209,884)		$186,674,564

Issuer	Shares	Value

Preferred Stocks —%
UNITED KINGDOM –%
Rolls-Royce Holdings PLC (a)(b)(c)	25,622,926	$41,927
Total Preferred Stocks (Cost: $18,650)		$41,927

	Shares	Value

Money Market Funds 5.6%
Columbia Short-Term Cash Fund, 0.094% (d)(e)	11,020,732	$11,020,732
Total Money Market Funds (Cost: $11,020,732)		$11,020,732
Total Investments
(Cost: $159,249,266) (f)		$197,737,223(g)
Other Assets & Liabilities, Net		714,725
Net Assets		$198,451,948

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $41,927, which represents 0.02% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $41,927, representing 0.02% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Rolls-Royce Holdings PLC
Preferred Stock	05-05-10 - 08-08-11	18,650

(d)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,973,643	170,791,910	(169,744,821)	11,020,732	4,806	11,020,732

(f)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $159,249,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$40,809,000
Unrealized Depreciation	(2,321,000)
Net Unrealized Appreciation	$38,488,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	24,738,377	45,179,488	—	69,917,865
Consumer Staples	—	7,803,763	—	7,803,763
Energy	13,497,516	—	—	13,497,516
Financials	1,759,441	12,883,262	—	14,642,703
Health Care	3,910,674	10,035,575	—	13,946,249
Industrials	15,112,850	6,020,881	—	21,133,731
Information Technology	22,899,564	22,833,173	—	45,732,737
Preferred Stocks
Industrials	—	41,927	—	41,927
Total Equity Securities	81,918,422	104,798,069	—	186,716,491
Mutual Funds
Money Market Funds	11,020,732	—	—	11,020,732
Total Mutual Funds	11,020,732	—	—	11,020,732
Total	92,939,154	104,798,069	—	197,737,223

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
CONSUMER DISCRETIONARY 13.8%
Auto Components 0.3%
Gentex Corp.	324,403	$9,670,453
Automobiles 0.2%
Thor Industries, Inc.	100,204	5,418,030
Distributors 0.6%
LKQ Corp. (a)	674,887	22,372,504
Diversified Consumer Services 0.9%
Apollo Education Group, Inc., Class A (a)	223,290	5,870,294
DeVry Education Group, Inc.	127,458	4,529,857
Matthews International Corp., Class A	61,696	2,602,337
Regis Corp.	98,050	1,567,820
Service Corp. International	476,611	8,612,361
Sotheby’s	153,672	7,877,227
Total		31,059,896
Hotels, Restaurants & Leisure 1.6%
Bally Technologies, Inc. (a)	87,448	6,520,997
Bob Evans Farms, Inc.	61,339	3,409,835
Brinker International, Inc.	148,919	7,003,661
Cheesecake Factory, Inc. (The)	111,545	5,437,819
Domino’s Pizza, Inc.	125,150	8,651,619
International Speedway Corp., Class A	62,729	2,153,487
Life Time Fitness, Inc. (a)	88,679	4,301,818
Panera Bread Co., Class A (a)	63,021	11,147,785
Scientific Games Corp., Class A (a)	109,057	1,957,573
Wendy’s Co. (The)	636,798	5,482,831
Total		56,067,425
Household Durables 2.3%
Jarden Corp. (a)	265,861	14,952,023
KB Home	186,556	3,270,327
MDC Holdings, Inc.	87,918	2,656,882
Mohawk Industries, Inc. (a)	136,981	19,180,080
NVR, Inc. (a)	9,590	9,302,108
Tempur Sealy International, Inc. (a)	135,934	6,935,353
Toll Brothers, Inc. (a)	341,806	11,655,584
Tupperware Brands Corp.	116,280	10,621,015
Total		78,573,372
Internet & Catalog Retail 0.1%
HSN, Inc.	75,399	4,327,903

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	144,004	$19,220,214
Media 1.3%
AMC Networks, Inc., Class A (a)	133,274	8,554,858
Cinemark Holdings, Inc.	233,443	7,701,284
DreamWorks Animation SKG, Inc., Class A (a)	160,130	5,101,742
John Wiley & Sons, Inc., Class A	104,174	5,308,707
Lamar Advertising Co., Class A (a)	146,619	7,319,220
Meredith Corp.	83,208	4,438,315
New York Times Co. (The), Class A	282,299	3,940,894
Scholastic Corp.	58,028	1,772,175
Valassis Communications, Inc.	84,949	2,494,103
Total		46,631,298
Multiline Retail 0.3%
Big Lots, Inc. (a)	131,080	5,024,296
JCPenney Co., Inc. (a)	683,820	6,968,126
Total		11,992,422
Specialty Retail 4.3%
Aaron’s, Inc.	170,869	4,893,688
Advance Auto Parts, Inc.	163,795	16,544,933
American Eagle Outfitters, Inc.	381,384	6,205,118
ANN, Inc. (a)	103,068	3,676,436
Ascena Retail Group, Inc. (a)	286,359	6,099,447
Cabela’s, Inc. (a)	104,740	6,415,325
Chico’s FAS, Inc.	361,628	6,758,827
CST Brands, Inc.	169,970	5,590,313
Dick’s Sporting Goods, Inc.	228,610	12,921,037
Foot Locker, Inc.	333,927	12,986,421
Guess?, Inc.	133,628	4,578,095
Murphy USA, Inc. (a)	99,820	4,516,855
Office Depot, Inc. (a)	1,069,662	5,818,961
Rent-A-Center, Inc.	120,057	4,089,142
Signet Jewelers Ltd.	181,085	13,914,571
Tractor Supply Co.	313,970	22,985,744
Williams-Sonoma, Inc.	200,148	11,832,750
Total		149,827,663
Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	122,602	8,664,283
Deckers Outdoor Corp. (a)	77,562	6,409,724
Hanesbrands, Inc.	222,630	15,606,363
Under Armour, Inc., Class A (a)	180,280	14,548,596
Total		45,228,966
TOTAL CONSUMER DISCRETIONARY		480,390,146

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 3.6%
Food & Staples Retailing 0.5%
Harris Teeter Supermarkets, Inc.	111,207	$5,491,402
SUPERVALU, Inc. (a)	441,701	2,848,971
United Natural Foods, Inc. (a)	110,891	7,634,845
Total		15,975,218
Food Products 2.0%
Dean Foods Co. (a)	211,265	3,798,545
Flowers Foods, Inc.	393,501	8,550,777
Green Mountain Coffee Roasters, Inc. (a)	294,900	19,870,362
Hillshire Brands Co.	276,759	9,249,286
Ingredion, Inc.	174,366	12,059,153
Lancaster Colony Corp.	43,625	3,780,542
Post Holdings, Inc. (a)	73,511	3,723,332
Tootsie Roll Industries, Inc.	45,560	1,460,198
WhiteWave Foods Co., Class A (a)	389,230	8,278,922
Total		70,771,117
Household Products 1.0%
Church & Dwight Co., Inc.	311,591	20,331,313
Energizer Holdings, Inc.	140,033	15,452,641
Total		35,783,954
Tobacco 0.1%
Universal Corp.	52,155	2,720,405
TOTAL CONSUMER STAPLES		125,250,694
ENERGY 5.6%
Energy Equipment & Services 2.8%
Atwood Oceanics, Inc. (a)	129,455	6,804,155
CARBO Ceramics, Inc.	44,634	5,491,321
Dresser-Rand Group, Inc. (a)	171,496	9,679,234
Dril-Quip, Inc. (a)	91,270	9,908,271
Helix Energy Solutions Group, Inc. (a)	221,168	4,912,141
Oceaneering International, Inc.	243,306	18,780,790
Oil States International, Inc. (a)	124,028	12,694,266
Patterson-UTI Energy, Inc.	331,333	7,723,372
Superior Energy Services, Inc. (a)	358,799	9,142,199
Tidewater, Inc.	111,277	6,347,240
Unit Corp. (a)	98,278	4,733,069
Total		96,216,058
Oil, Gas & Consumable Fuels 2.8%
Alpha Natural Resources, Inc. (a)	498,070	3,327,108
Arch Coal, Inc.	477,272	1,947,270
Bill Barrett Corp. (a)	109,681	2,949,322
Cimarex Energy Co.	194,520	18,397,702

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Energen Corp.	162,415	$11,721,490
Gulfport Energy Corp. (a)	188,950	11,040,348
HollyFrontier Corp.	449,420	21,563,172
Rosetta Resources, Inc. (a)	137,432	6,949,936
SM Energy Co.	150,509	13,265,863
World Fuel Services Corp.	163,650	6,284,160
Total		97,446,371
TOTAL ENERGY		193,662,429
FINANCIALS 21.8%
Capital Markets 2.6%
Affiliated Managers Group, Inc. (a)	118,847	23,799,112
Apollo Investment Corp.	505,382	4,558,546
Eaton Vance Corp.	272,852	11,407,942
Federated Investors, Inc., Class B	211,780	5,779,476
Greenhill & Co., Inc.	58,656	3,209,070
Janus Capital Group, Inc.	336,630	3,662,534
Raymond James Financial, Inc.	276,736	13,333,140
SEI Investments Co.	325,655	10,935,495
Waddell & Reed Financial, Inc., Class A	192,716	12,281,791
Total		88,967,106
Commercial Banks 4.5%
Associated Banc-Corp.	373,169	6,433,434
BancorpSouth, Inc.	188,380	4,504,166
Bank of Hawaii Corp.	100,276	5,931,325
Cathay General Bancorp	164,985	4,558,536
City National Corp.	106,367	8,122,184
Commerce Bancshares, Inc.	182,029	8,213,151
Cullen/Frost Bankers, Inc.	117,849	8,463,915
East West Bancorp, Inc.	309,657	10,615,042
First Horizon National Corp.	540,940	6,063,937
First Niagara Financial Group, Inc.	796,039	8,867,874
FirstMerit Corp.	371,136	8,521,283
Fulton Financial Corp.	435,835	5,696,363
Hancock Holding Co.	184,591	6,497,603
International Bancshares Corp.	128,442	3,351,052
Prosperity Bancshares, Inc.	127,435	8,172,407
Signature Bank (a)	106,281	11,292,356
SVB Financial Group (a)	102,427	10,369,710
Synovus Financial Corp.	2,199,905	7,677,668
TCF Financial Corp.	369,919	5,796,631
Trustmark Corp.	151,070	4,237,514
Valley National Bancorp	448,501	4,552,285
Webster Financial Corp.	203,005	5,984,587

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Westamerica Bancorporation	60,203	$3,334,042
Total		157,257,065
Diversified Financial Services 0.6%
CBOE Holdings, Inc.	197,218	10,310,557
MSCI, Inc. (a)	272,017	12,074,835
Total		22,385,392
Insurance 4.8%
Alleghany Corp. (a)	37,838	14,911,956
American Financial Group, Inc.	160,047	9,228,310
Arthur J Gallagher & Co.	287,158	13,364,333
Aspen Insurance Holdings Ltd.	151,824	6,136,726
Brown & Brown, Inc.	267,193	8,448,643
Everest Re Group Ltd.	109,340	17,147,792
Fidelity National Financial, Inc., Class A	549,795	15,982,541
First American Financial Corp.	240,485	6,363,233
Hanover Insurance Group, Inc. (The)	98,490	5,939,932
HCC Insurance Holdings, Inc.	225,098	10,350,006
Kemper Corp.	117,751	4,418,017
Mercury General Corp.	81,571	3,921,118
Old Republic International Corp.	543,326	9,345,207
Primerica, Inc.	122,975	5,291,614
Protective Life Corp.	176,505	8,468,710
Reinsurance Group of America, Inc.	159,619	11,968,233
StanCorp Financial Group, Inc.	99,868	6,402,537
WR Berkley Corp.	246,473	10,793,053
Total		168,481,961
Real Estate Investment Trusts (REITs) 8.2%
Alexandria Real Estate Equities, Inc.	160,651	10,162,782
American Campus Communities, Inc.	235,623	7,641,254
BioMed Realty Trust, Inc.	432,045	8,027,396
BRE Properties, Inc.	173,518	8,889,327
Camden Property Trust	191,727	11,104,828
Corporate Office Properties Trust	196,441	4,366,883
Corrections Corp. of America	260,185	8,677,170
Duke Realty Corp.	730,909	11,095,199
Equity One, Inc.	142,245	3,186,288
Essex Property Trust, Inc.	85,528	12,984,006
Extra Space Storage, Inc.	238,545	9,999,806
Federal Realty Investment Trust	147,733	15,293,320
Highwoods Properties, Inc.	202,034	7,257,061
Home Properties, Inc.	127,877	6,723,773
Hospitality Properties Trust	333,303	9,055,842
Kilroy Realty Corp.	182,625	9,195,169
Liberty Property Trust	321,281	10,406,292

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Mack-Cali Realty Corp.	197,908	$4,029,407
Mid-America Apartment Communities, Inc.	167,520	10,091,405
National Retail Properties, Inc.	272,528	8,652,764
Omega Healthcare Investors, Inc.	263,450	8,612,180
Potlatch Corp.	91,137	3,631,809
Rayonier, Inc.	283,605	12,509,816
Realty Income Corp.	441,130	16,811,464
Regency Centers Corp.	207,538	9,721,080
Senior Housing Properties Trust	422,955	9,579,931
SL Green Realty Corp.	206,827	18,711,639
Taubman Centers, Inc.	143,549	9,385,234
UDR, Inc.	563,847	13,120,720
Weingarten Realty Investors	252,257	7,199,415
Total		286,123,260
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	96,896	3,661,700
Jones Lang LaSalle, Inc.	99,918	9,763,987
Total		13,425,687
Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	188,105	2,629,708
New York Community Bancorp, Inc.	991,404	16,377,994
Washington Federal, Inc.	232,749	5,443,999
Total		24,451,701
TOTAL FINANCIALS		761,092,172
HEALTH CARE 8.8%
Biotechnology 0.6%
Cubist Pharmaceuticals, Inc. (a)	166,500	11,406,915
United Therapeutics Corp. (a)	103,288	9,534,515
Total		20,941,430
Health Care Equipment & Supplies 2.4%
Cooper Companies, Inc. (The)	110,072	14,500,885
Hill-Rom Holdings, Inc.	131,924	5,462,973
Hologic, Inc. (a)	608,146	13,616,389
IDEXX Laboratories, Inc. (a)	118,156	12,307,129
Masimo Corp. (a)	115,567	3,308,683
ResMed, Inc.	319,437	15,591,720
STERIS Corp.	132,868	6,130,530
Teleflex, Inc.	92,477	9,091,414
Thoratec Corp. (a)	129,360	5,092,903
Total		85,102,626

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 3.2%
Community Health Systems, Inc.	213,179	$8,793,634
Health Management Associates, Inc., Class A (a)	585,148	7,659,587
Health Net, Inc. (a)	178,544	5,454,519
Henry Schein, Inc. (a)	194,490	22,171,860
LifePoint Hospitals, Inc. (a)	106,897	5,476,333
Mednax, Inc. (a)	113,851	12,614,691
Omnicare, Inc.	232,667	13,327,166
Owens & Minor, Inc.	142,330	5,432,736
Universal Health Services, Inc., Class B	200,938	16,563,319
VCA Antech, Inc. (a)	199,282	5,968,496
WellCare Health Plans, Inc. (a)	97,936	7,276,645
Total		110,738,986
Health Care Technology 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	356,373	5,324,213
HMS Holdings Corp. (a)	197,451	4,523,602
Total		9,847,815
Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A (a)	45,001	5,518,023
Charles River Laboratories International, Inc. (a)	110,328	5,755,812
Covance, Inc. (a)	125,702	10,606,735
Mettler-Toledo International, Inc. (a)	67,341	16,604,270
Techne Corp.	74,571	6,378,803
Total		44,863,643
Pharmaceuticals 1.0%
Endo Health Solutions, Inc. (a)	256,812	17,255,198
Mallinckrodt PLC (a)	129,740	6,741,291
Salix Pharmaceuticals Ltd. (a)	138,690	11,762,299
Total		35,758,788
TOTAL HEALTH CARE		307,253,288
INDUSTRIALS 16.0%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc.	72,017	8,730,621
B/E Aerospace, Inc. (a)	221,504	19,270,848
Esterline Technologies Corp. (a)	70,553	6,210,075
Exelis, Inc.	423,455	7,482,450
Huntington Ingalls Industries, Inc.	111,939	9,204,744
Triumph Group, Inc.	116,962	8,648,170
Total		59,546,908

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	204,935	$3,240,022
Airlines 0.5%
Alaska Air Group, Inc.	156,988	12,204,247
JetBlue Airways Corp. (a)	488,856	4,345,930
Total		16,550,177
Building Products 1.0%
AO Smith Corp.	174,460	9,447,009
Fortune Brands Home & Security, Inc.	373,301	16,275,923
Lennox International, Inc.	103,292	8,511,261
Total		34,234,193
Commercial Services & Supplies 1.7%
Brink’s Co. (The)	108,443	3,636,094
Clean Harbors, Inc. (a)	124,020	6,544,535
Copart, Inc. (a)	251,054	8,643,789
Deluxe Corp.	113,312	5,630,473
Herman Miller, Inc.	131,959	4,210,812
HNI Corp.	102,065	4,045,856
Mine Safety Appliances Co.	71,046	3,539,512
Rollins, Inc.	144,536	4,065,798
RR Donnelley & Sons Co.	408,588	7,558,878
Waste Connections, Inc.	277,684	12,201,435
Total		60,077,182
Construction & Engineering 0.8%
AECOM Technology Corp. (a)	226,678	6,587,263
Granite Construction, Inc.	81,002	2,531,312
KBR, Inc.	332,797	11,258,523
URS Corp.	168,401	8,751,800
Total		29,128,898
Electrical Equipment 1.0%
Acuity Brands, Inc.	96,312	9,874,869
General Cable Corp.	111,890	3,260,475
Hubbell, Inc., Class B	121,375	13,097,576
Regal-Beloit Corp.	101,324	7,455,420
Total		33,688,340
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	143,474	10,546,774
Machinery 5.2%
AGCO Corp.	203,581	11,864,701
CLARCOR, Inc.	112,208	6,791,950
Crane Co.	109,705	6,835,719
Donaldson Co., Inc.	304,015	12,686,546

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Graco, Inc.	137,992	$10,657,122
Harsco Corp.	181,394	4,743,453
IDEX Corp.	183,853	13,114,234
ITT Corp.	203,062	8,288,991
Kennametal, Inc.	175,056	8,311,659
Lincoln Electric Holdings, Inc.	184,855	13,213,435
Nordson Corp.	135,756	9,790,723
Oshkosh Corp.	195,600	9,535,500
SPX Corp.	101,933	9,646,939
Terex Corp. (a)	250,285	9,090,351
Timken Co.	179,455	9,288,591
Trinity Industries, Inc.	176,763	9,175,767
Valmont Industries, Inc.	60,201	8,711,687
Wabtec Corp.	216,490	14,937,810
Woodward, Inc.	136,167	5,841,564
Total		182,526,742
Marine 0.4%
Kirby Corp. (a)	127,658	12,057,298
Matson, Inc.	96,065	2,404,507
Total		14,461,805
Professional Services 1.2%
Corporate Executive Board Co. (The)	75,538	5,561,863
FTI Consulting, Inc. (a)	91,643	4,115,687
Manpowergroup, Inc.	176,047	14,071,437
Towers Watson & Co.	144,730	16,296,598
Total		40,045,585
Road & Rail 1.1%
Con-way, Inc.	127,043	5,258,310
Genesee & Wyoming, Inc., Class A (a)	114,024	10,969,109
JB Hunt Transport Services, Inc.	205,340	15,439,514
Landstar System, Inc.	102,768	5,768,368
Werner Enterprises, Inc.	103,024	2,479,788
Total		39,915,089
Trading Companies & Distributors 1.0%
GATX Corp.	103,888	5,212,061
MSC Industrial Direct Co., Inc., Class A	108,340	8,325,929
United Rentals, Inc. (a)	209,770	14,417,492
Watsco, Inc.	60,553	5,810,666
Total		33,766,148
TOTAL INDUSTRIALS		557,727,863

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 15.3%
Communications Equipment 0.7%
ADTRAN, Inc.	130,916	$3,361,923
Ciena Corp. (a)	231,942	5,151,432
InterDigital, Inc.	92,614	3,138,688
Plantronics, Inc.	98,619	4,411,228
Polycom, Inc. (a)	319,690	3,436,668
Riverbed Technology, Inc. (a)	369,361	6,389,945
Total		25,889,884
Computers & Peripherals 1.1%
3D Systems Corp. (a)	212,500	15,971,500
Diebold, Inc.	143,592	4,900,795
Lexmark International, Inc., Class A	140,760	4,978,681
NCR Corp. (a)	373,290	13,046,486
Total		38,897,462
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc. (a)	225,286	11,566,183
Avnet, Inc.	308,420	12,305,958
Ingram Micro, Inc., Class A (a)	343,506	8,051,781
Itron, Inc. (a)	87,953	3,724,809
National Instruments Corp.	218,896	6,842,689
Tech Data Corp. (a)	84,914	4,401,942
Trimble Navigation Ltd. (a)	577,298	18,415,806
Vishay Intertechnology, Inc. (a)	297,098	3,841,477
Total		69,150,645
Internet Software & Services 1.1%
AOL, Inc.	172,650	7,696,737
Equinix, Inc. (a)	110,987	17,835,611
Rackspace Hosting, Inc. (a)	256,196	9,789,249
ValueClick, Inc. (a)	141,075	3,019,005
Total		38,340,602
IT Services 3.9%
Acxiom Corp. (a)	166,543	5,542,551
Alliance Data Systems Corp. (a)	109,609	26,553,876
Broadridge Financial Solutions, Inc.	267,752	10,214,739
Convergys Corp.	233,284	4,786,988
CoreLogic, Inc. (a)	214,997	7,574,344
DST Systems, Inc.	67,737	5,981,177
Gartner, Inc. (a)	209,487	13,543,335
Global Payments, Inc.	169,957	10,715,789
Jack Henry & Associates, Inc.	191,748	10,885,534
Leidos Holdings, Inc.	163,772	7,964,232
Lender Processing Services, Inc.	191,836	6,735,362
Mantech International Corp., Class A	53,471	1,538,361
NeuStar, Inc., Class A (a)	144,735	7,055,831
Science Applications Inte	93,584	3,448,570

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
VeriFone Systems, Inc. (a)	245,646	$6,290,994
WEX, Inc. (a)	87,367	8,672,049
Total		137,503,732
Office Electronics 0.2%
Zebra Technologies Corp., Class A (a)	114,165	5,918,313
Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. (a)	1,376,250	5,009,550
Atmel Corp. (a)	961,494	7,355,429
Cree, Inc. (a)	270,088	15,070,911
Cypress Semiconductor Corp.	308,800	2,992,272
Fairchild Semiconductor International, Inc. (a)	286,943	3,652,784
Integrated Device Technology, Inc. (a)	306,701	3,042,474
International Rectifier Corp. (a)	159,177	3,810,697
Intersil Corp., Class A	286,266	3,011,518
RF Micro Devices, Inc. (a)	632,589	3,340,070
Semtech Corp. (a)	153,031	4,548,081
Silicon Laboratories, Inc. (a)	88,372	3,450,927
Skyworks Solutions, Inc. (a)	422,174	11,225,607
SunEdison, Inc. (a)	541,951	6,888,197
Total		73,398,517
Software 4.2%
ACI Worldwide, Inc. (a)	88,926	5,738,395
Advent Software, Inc.	92,832	3,263,045
ANSYS, Inc. (a)	207,863	17,807,623
Cadence Design Systems, Inc. (a)	638,503	8,460,165
CommVault Systems, Inc. (a)	98,785	7,394,057
Compuware Corp.	482,687	5,304,730
Concur Technologies, Inc. (a)	105,835	10,275,520
Factset Research Systems, Inc.	90,664	10,245,032
Fair Isaac Corp.	79,162	4,671,350
Informatica Corp. (a)	243,394	9,446,121
Mentor Graphics Corp.	216,527	4,877,271
MICROS Systems, Inc. (a)	172,272	9,254,452
PTC, Inc. (a)	268,840	8,748,054
Rovi Corp. (a)	228,517	4,204,713
SolarWinds, Inc. (a)	147,533	4,933,503
Solera Holdings, Inc.	154,730	10,328,227
Synopsys, Inc. (a)	347,216	12,718,522
TIBCO Software, Inc. (a)	343,511	8,302,661
Total		145,973,441
TOTAL INFORMATION TECHNOLOGY		535,072,596

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.7%
Chemicals 2.8%
Albemarle Corp.	182,989	$12,573,174
Ashland, Inc.	161,780	14,734,922
Cabot Corp.	133,559	6,517,679
Cytec Industries, Inc.	82,051	7,341,924
Intrepid Potash, Inc.	124,993	1,931,142
Minerals Technologies, Inc.	77,945	4,629,933
NewMarket Corp.	25,743	8,339,445
Olin Corp.	180,343	4,477,917
RPM International, Inc.	298,761	11,830,936
Scotts Miracle-Gro Co., Class A	98,797	5,787,528
Sensient Technologies Corp.	112,530	5,529,724
Valspar Corp. (The)	181,274	12,799,757
Total		96,494,081
Construction Materials 0.5%
Eagle Materials, Inc.	111,460	8,693,880
Martin Marietta Materials, Inc.	103,979	10,040,212
Total		18,734,092
Containers & Packaging 1.6%
AptarGroup, Inc.	149,052	9,676,456
Greif, Inc., Class A	68,473	3,762,591
Packaging Corp. of America	221,039	13,540,849
Rock Tenn Co., Class A	161,832	15,280,178
Silgan Holdings, Inc.	98,375	4,599,031
Sonoco Products Co.	225,806	9,045,789
Total		55,904,894
Metals & Mining 1.5%
Carpenter Technology Corp.	118,912	7,169,204
Commercial Metals Co.	263,062	5,108,664
Compass Minerals International, Inc.	75,234	5,382,993
Reliance Steel & Aluminum Co.	173,141	12,731,058
Royal Gold, Inc.	146,265	6,595,089
Steel Dynamics, Inc.	496,509	9,046,394
Worthington Industries, Inc.	118,840	4,982,961
Total		51,016,363
Paper & Forest Products 0.3%
Domtar Corp.	73,403	6,276,690
Louisiana-Pacific Corp. (a)	315,527	5,174,643
Total		11,451,333
TOTAL MATERIALS		233,600,763
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.2%
tw telecom, Inc. (a)	327,561	9,276,527

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	221,595	$6,162,557
TOTAL TELECOMMUNICATION SERVICES		15,439,084
UTILITIES 4.6%
Electric Utilities 1.9%
Cleco Corp.	135,939	6,213,772
Great Plains Energy, Inc.	345,796	8,209,197
Hawaiian Electric Industries, Inc.	222,916	5,642,004
IDACORP, Inc.	112,959	5,837,721
NV Energy, Inc.	529,755	12,528,706
OGE Energy Corp.	446,038	15,352,628
PNM Resources, Inc.	179,120	4,168,122
Westar Energy, Inc.	285,641	8,957,702
Total		66,909,852
Gas Utilities 1.3%
Atmos Energy Corp.	203,827	9,060,110
National Fuel Gas Co.	188,035	12,688,602
Questar Corp.	393,742	8,867,070
UGI Corp.	256,574	10,329,669
WGL Holdings, Inc.	116,355	4,636,747
Total		45,582,198

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.1%
Alliant Energy Corp.	249,478	$12,848,117
Black Hills Corp.	100,112	5,032,630
MDU Resources Group, Inc.	424,626	12,598,653
Vectren Corp.	185,110	6,419,615
Total		36,899,015
Water Utilities 0.3%
Aqua America, Inc.	396,818	9,551,409
TOTAL UTILITIES		158,942,474
Total Common Stocks (Cost: $2,155,908,619)		$3,368,431,509

	Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	115,202,006	$115,202,006
Total Money Market Funds (Cost: $115,202,006)		$115,202,006
Total Investments
(Cost: $2,271,110,625) (d)		$3,483,633,515(e)
Other Assets & Liabilities, Net		3,051,333
Net Assets		$3,486,684,848

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, cash totaling $5,197,500 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P Mid Cap 400 E-Mini	907	USD	118,191,170	December 2013	5,171,049	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	115,637,033	770,721,988	(771,157,015)	115,202,006	80,936	115,202,006

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $2,271,111,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,261,138,000
Unrealized Depreciation	(48,615,000)
Net Unrealized Appreciation	$1,212,523,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	480,390,146	—	—	480,390,146
Consumer Staples	125,250,694	—	—	125,250,694
Energy	193,662,429	—	—	193,662,429
Financials	761,092,172	—	—	761,092,172
Health Care	307,253,288	—	—	307,253,288
Industrials	557,727,863	—	—	557,727,863
Information Technology	535,072,596	—	—	535,072,596
Materials	233,600,763	—	—	233,600,763
Telecommunication Services	15,439,084	—	—	15,439,084
Utilities	158,942,474	—	—	158,942,474
Total Equity Securities	3,368,431,509	—	—	3,368,431,509
Mutual Funds
Money Market Funds	115,202,006	—	—	115,202,006
Total Mutual Funds	115,202,006	—	—	115,202,006
Investments in Securities	3,483,633,515	—	—	3,483,633,515
Derivatives
Assets
Futures Contracts	5,171,049	—	—	5,171,049
Total	3,488,804,564	—	—	3,488,804,564

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Value Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.5%
CONSUMER DISCRETIONARY 10.8%
Auto Components 1.3%
TRW Automotive Holdings Corp. (a)	637,250	$49,450,600
Automobiles 1.0%
Harley-Davidson, Inc.	570,936	38,264,131
Diversified Consumer Services 0.4%
Houghton Mifflin Harcourt Co. (a)	1,014,114	17,605,019
Hotels, Restaurants & Leisure 2.1%
Royal Caribbean Cruises Ltd.	702,225	30,933,011
Starwood Hotels & Resorts Worldwide, Inc.	668,025	49,754,502
Total		80,687,513
Household Durables 1.3%
D.R. Horton, Inc.	2,531,400	50,324,232
Internet & Catalog Retail 1.1%
Liberty Interactive Corp., Class A (a)	1,450,975	40,743,378
Media 2.5%
DISH Network Corp., Class A	1,191,948	64,555,904
Interpublic Group of Companies, Inc. (The)	1,802,750	31,367,850
Total		95,923,754
Multiline Retail 1.1%
Macy’s, Inc.	818,150	43,574,669
TOTAL CONSUMER DISCRETIONARY		416,573,296
CONSUMER STAPLES 1.5%
Food Products 1.5%
Hershey Co. (The)	245,950	23,830,095
JM Smucker Co. (The)	343,890	35,847,094
Total		59,677,189
TOTAL CONSUMER STAPLES		59,677,189
ENERGY 9.4%
Energy Equipment & Services 3.6%
Cameron International Corp. (a)	346,725	19,205,098
Frank’s International NV	529,727	12,676,367
Oceaneering International, Inc.	294,300	22,717,017
Superior Energy Services, Inc. (a)	1,520,700	38,747,436

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Weatherford International Ltd. (a)	2,874,950	$45,021,717
Total		138,367,635
Oil, Gas & Consumable Fuels 5.8%
Cabot Oil & Gas Corp.	744,100	25,634,245
Cimarex Energy Co.	352,165	33,307,766
HollyFrontier Corp.	335,400	16,092,492
Marathon Petroleum Corp.	530,450	43,889,433
Noble Energy, Inc.	1,114,125	78,256,140
Whiting Petroleum Corp. (a)	459,791	27,771,376
Total		224,951,452
TOTAL ENERGY		363,319,087
FINANCIALS 29.0%
Capital Markets 3.1%
Raymond James Financial, Inc.	1,208,900	58,244,802
TD Ameritrade Holding Corp.	2,092,900	60,233,662
Total		118,478,464
Commercial Banks 8.9%
CIT Group, Inc.	1,500,275	75,733,882
City National Corp.	568,887	43,440,211
Cullen/Frost Bankers, Inc.	532,100	38,215,422
East West Bancorp, Inc.	1,275,600	43,727,568
Fifth Third Bancorp	3,081,001	62,605,940
SVB Financial Group (a)	376,952	38,162,621
Zions Bancorporation	1,346,533	39,493,813
Total		341,379,457
Insurance 7.5%
Aon PLC	769,150	62,793,406
Brown & Brown, Inc.	1,209,975	38,259,409
Hartford Financial Services Group, Inc.	1,808,793	64,447,295
Lincoln National Corp.	1,080,875	55,481,314
Principal Financial Group, Inc.	1,298,952	65,765,940
Total		286,747,364
Real Estate Investment Trusts (REITs) 7.5%
Colony Financial, Inc.	821,800	16,616,796
Host Hotels & Resorts, Inc.	3,229,347	59,452,278
Rayonier, Inc.	883,859	38,987,020
SL Green Realty Corp.	568,525	51,434,457
Taubman Centers, Inc.	524,075	34,264,024
UDR, Inc.	1,919,650	44,670,256
Weyerhaeuser Co.	1,493,411	44,996,473
Total		290,421,304

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 0.9%
CBRE Group, Inc., Class A (a)	1,487,886	$36,066,357
Thrifts & Mortgage Finance 1.1%
People’s United Financial, Inc.	2,798,225	42,365,126
TOTAL FINANCIALS		1,115,458,072
HEALTH CARE 9.3%
Health Care Equipment & Supplies 3.5%
Cooper Companies, Inc. (The)	213,225	28,090,261
Teleflex, Inc.	500,300	49,184,493
Zimmer Holdings, Inc.	633,475	57,905,950
Total		135,180,704
Health Care Providers & Services 0.7%
Community Health Systems, Inc.	689,925	28,459,406
Pharmaceuticals 5.1%
Actavis PLC (a)	296,215	48,303,780
Forest Laboratories, Inc. (a)	1,065,075	54,648,999
Jazz Pharmaceuticals PLC (a)	565,675	66,138,721
Salix Pharmaceuticals Ltd. (a)	297,400	25,222,494
Total		194,313,994
TOTAL HEALTH CARE		357,954,104
INDUSTRIALS 12.3%
Airlines 0.8%
United Continental Holdings, Inc. (a)	824,800	32,373,400
Building Products 1.0%
USG Corp. (a)	1,464,125	40,102,384
Electrical Equipment 2.3%
Babcock & Wilcox Co. (The)	919,025	29,840,742
Eaton Corp. PLC	795,046	57,768,042
Total		87,608,784
Industrial Conglomerates 0.8%
Carlisle Companies, Inc.	439,175	32,283,754
Machinery 3.8%
Crane Co.	486,375	30,306,026
Dover Corp.	813,000	73,771,620

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Navistar International Corp. (a)	1,047,350	$42,092,997
Total		146,170,643
Road & Rail 1.7%
Hertz Global Holdings, Inc. (a)	1,384,700	33,592,822
Ryder System, Inc.	436,950	30,516,588
Total		64,109,410
Trading Companies & Distributors 1.9%
AerCap Holdings NV (a)	1,350,394	28,398,786
United Rentals, Inc. (a)	312,100	21,450,633
WESCO International, Inc. (a)	246,375	21,183,322
Total		71,032,741
TOTAL INDUSTRIALS		473,681,116
INFORMATION TECHNOLOGY 10.4%
Communications Equipment 1.8%
Aruba Networks, Inc. (a)	747,375	13,333,170
F5 Networks, Inc. (a)	292,100	24,028,146
Juniper Networks, Inc. (a)	1,604,650	32,526,255
Total		69,887,571
Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics, Inc. (a)	445,325	22,862,986
FLIR Systems, Inc.	735,400	21,819,318
Total		44,682,304
Office Electronics 1.1%
Xerox Corp.	3,724,700	42,387,086
Semiconductors & Semiconductor Equipment 4.3%
Avago Technologies Ltd.	545,875	24,416,989
KLA-Tencor Corp.	476,725	30,448,426
Lam Research Corp. (a)	641,425	33,424,657
Micron Technology, Inc. (a)	1,584,550	33,434,005
NXP Semiconductor NV (a)	479,625	20,384,062
Skyworks Solutions, Inc. (a)	852,850	22,677,281
Total		164,785,420
Software 2.0%
Autodesk, Inc. (a)	860,325	38,929,706
Citrix Systems, Inc. (a)	326,550	19,370,946
PTC, Inc. (a)	634,300	20,640,122
Total		78,940,774
TOTAL INFORMATION TECHNOLOGY		400,683,155

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.8%
Chemicals 2.2%
International Flavors & Fragrances, Inc.	307,800	$27,194,130
Methanex Corp.	310,600	19,070,840
PPG Industries, Inc.	200,075	36,825,805
Total		83,090,775
Containers & Packaging 1.7%
Packaging Corp. of America	641,800	39,316,668
Sealed Air Corp.	827,675	26,576,644
Total		65,893,312
Metals & Mining 0.9%
Steel Dynamics, Inc.	1,980,550	36,085,621
TOTAL MATERIALS		185,069,708
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
SBA Communications Corp., Class A (a)	494,975	42,157,021
Telephone & Data Systems, Inc.	467,225	12,993,527
Total		55,150,548
TOTAL TELECOMMUNICATION SERVICES		55,150,548
UTILITIES 7.6%
Electric Utilities 3.9%
Great Plains Energy, Inc.	1,290,200	30,629,348
NV Energy, Inc.	948,075	22,421,974

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Portland General Electric Co.	1,985,875	$59,198,933
PPL Corp.	1,195,200	36,704,592
Total		148,954,847
Gas Utilities 0.9%
Questar Corp.	1,550,475	34,916,697
Independent Power Producers & Energy Traders 1.3%
Calpine Corp. (a)	1,232,975	23,315,557
NRG Energy, Inc.	964,875	25,530,593
Total		48,846,150
Multi-Utilities 1.5%
CMS Energy Corp.	941,800	24,995,372
Sempra Energy	377,574	33,392,645
Total		58,388,017
TOTAL UTILITIES		291,105,711
Total Common Stocks (Cost: $2,571,974,408)		$3,718,671,986

	Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	130,028,150	$130,028,150
Total Money Market Funds (Cost: $130,028,150)		$130,028,150
Total Investments
(Cost: $2,702,002,558) (d)		$3,848,700,136(e)
Other Assets & Liabilities, Net		3,151,615
Net Assets		$3,851,851,751

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	51,855,363	821,799,362	(743,626,575)	130,028,150	64,577	130,028,150

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $2,702,003,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,165,917,000
Unrealized Depreciation	(19,220,000)
Net Unrealized Appreciation	$1,146,697,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	416,573,296	—	—	416,573,296
Consumer Staples	59,677,189	—	—	59,677,189
Energy	363,319,087	—	—	363,319,087
Financials	1,115,458,072	—	—	1,115,458,072
Health Care	357,954,104	—	—	357,954,104
Industrials	473,681,116	—	—	473,681,116
Information Technology	400,683,155	—	—	400,683,155
Materials	185,069,708	—	—	185,069,708
Telecommunication Services	55,150,548	—	—	55,150,548
Utilities	291,105,711	—	—	291,105,711
Total Equity Securities	3,718,671,986	—	—	3,718,671,986
Mutual Funds
Money Market Funds	130,028,150	—	—	130,028,150
Total Mutual Funds	130,028,150	—	—	130,028,150
Total	3,848,700,136	—	—	3,848,700,136

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Multi-Advisor International Equity Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
AUSTRALIA 2.9%
Amcor Ltd.	216,873	$2,175,387
Australia and New Zealand Banking Group Ltd.	150,675	4,376,904
BHP Billiton Ltd.	58,469	1,993,992
Commonwealth Bank of Australia	45,561	3,226,235
Flight Centre Travel Group Ltd.	40,488	1,794,247
National Australia Bank Ltd.	35,841	1,128,914
Suncorp Group Ltd.	114,030	1,369,757
Telstra Corp., Ltd.	707,936	3,257,096
Wesfarmers Ltd.	54,401	2,125,950
Westfield Retail Trust	434,789	1,205,795
Westpac Banking Corp.	77,581	2,322,064
Total		24,976,341
BELGIUM 1.5%
Anheuser-Busch InBev NV	124,647	12,728,190
BRAZIL 0.4%
AmBev SA ADR	92,961	702,785
Arezzo Industria e Comercio SA	20,700	256,284
Banco Bradesco SA, ADR	24,105	319,873
Cosan Ltd., Class A	13,887	208,027
Hypermarcas SA	45,400	367,207
Linx SA	10,400	206,507
M. Dias Branco SA	2,600	118,068
Mills Estruturas e Servicos de Engenharia SA	34,800	467,379
Ultrapar Participacoes SA	21,700	537,236
Total		3,183,366
CANADA —%
Pacific Rubiales Energy Corp.	16,221	304,864
CHILE —%
SACI Falabella	31,872	292,322
CHINA 4.2%
58.Com, Inc., ADR (a)	16,193	529,673
Anhui Conch Cement Co., Ltd., Class H	100,000	389,688
Baidu, Inc., ADR (a)	6,271	1,044,560
China Merchants Bank Co., Ltd., Class H	565,000	1,202,328
China Milk Products Group Ltd. (a)(b)(c)	7,426,000	236,714
China Mobile Ltd., ADR	26,453	1,434,811
China Overseas Land & Investment Ltd.	156,000	484,738

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
China Pacific Insurance Group Co., Ltd., Class H	70,400	$297,499
China Petroleum & Chemical Corp., Class H	3,594,200	3,098,868
China Vanke Co., Ltd., Class B	1,080,270	1,979,115
CIMC Enric Holdings Ltd.	650,000	1,098,883
CNOOC Ltd.	1,052,000	2,151,463
CSPC Pharmaceutical Group Ltd.	1,752,000	1,138,375
ENN Energy Holdings Ltd.	94,000	661,736
GCL-Poly Energy Holdings Ltd.	1,205,000	394,092
Guangdong Investment Ltd.	2,424,000	2,241,396
Industrial & Commercial Bank of China Ltd., Class H	6,528,000	4,685,494
Lenovo Group Ltd.	206,000	244,184
Li Ning Co., Ltd.	236,000	207,801
Luthai Textile Co., Ltd., Class B	522,367	660,592
New Oriental Education & Technology Group, Inc., ADR	46,900	1,392,461
Semiconductor Manufacturing International Corp. (a)	1,881,000	154,357
SINA Corp. (a)	2,445	188,436
Sinopec Engineering Group Co. Ltd., Class H	152,000	232,031
Tencent Holdings Ltd.	44,600	2,576,357
Vipshop Holdings Ltd., ADS (a)	13,463	1,118,910
Wasion Group Holdings Ltd.	1,578,000	985,890
WuXi PharmaTech (Cayman), Inc. ADR (a)	71,881	2,381,417
Zhuzhou CSR Times Electric Co., Ltd., Class H	609,000	2,342,705
Total		35,554,574
DENMARK 0.6%
Novo Nordisk A/S, Class B	30,659	5,492,673
FINLAND 0.5%
KONE OYJ, Class B	42,992	3,951,948
FRANCE 9.9%
AtoS	77,748	6,581,624
BNP Paribas SA	157,928	11,856,247
Essilor International SA	53,725	5,636,452
European Aeronautic Defence and Space Co. NV	222,159	15,775,718
L’Oreal SA	35,159	5,883,378
Legrand SA	94,128	5,195,987
Numericable Group (a)	76,024	3,052,559
Publicis Groupe SA	117,841	10,417,567
Schneider Electric SA	94,567	8,006,693

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Societe Generale SA	115,297	$6,632,441
Vivendi SA	215,903	5,484,537
Total		84,523,203
GERMANY 9.8%
Allianz SE, Registered Shares	92,003	15,983,009
Bayer AG, Registered Shares	130,061	17,354,591
Brenntag AG	72,662	12,904,428
Continental AG	46,920	9,799,134
Fresenius Medical Care AG & Co. KGaA	93,392	6,527,794
Merck KGaA	32,803	5,691,940
ProSiebenSat.1 Media AG, Registered Shares	172,317	7,753,695
SAP AG	95,487	7,908,130
Total		83,922,721
HONG KONG 1.9%
AIA Group Ltd.	381,200	1,929,861
Anxin-China Holdings Ltd.	140,000	42,027
Cheung Kong Holdings Ltd.	87,000	1,373,966
Galaxy Entertainment Group Ltd. (a)	375,000	2,932,157
Hutchison Whampoa Ltd.	200,000	2,541,490
Link REIT (The)	386,500	1,888,498
Sands China Ltd.	556,400	4,204,471
Wharf Holdings Ltd.	192,000	1,592,689
Total		16,505,159
INDIA 1.0%
Eicher Motors Ltd.	6,418	481,406
HCL Technologies Ltd.	34,327	596,063
HDFC Bank Ltd., ADR	48,916	1,623,033
ITC Ltd.	253,439	1,298,875
Just Dial Ltd. (a)	15,485	302,527
Lupin Ltd.	32,383	443,533
Motherson Sumi Systems Ltd.	192,956	873,768
Tata Motors Ltd.	358,760	2,306,298
Tech Mahindra Ltd.	6,398	173,683
Total		8,099,186
INDONESIA 0.2%
PT Bank Negara Indonesia Persero Tbk	685,500	234,605
PT Bank Rakyat Indonesia Persero Tbk	1,136,000	706,788
PT Bank Tabungan Pensiunan Nasional Tbk (a)	589,500	204,365
PT Nippon Indosari Corpindo Tbk	2,087,500	177,780

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Sumber Alfaria Trijaya Tbk	4,906,000	$205,057
Total		1,528,595
ITALY 0.7%
Intesa Sanpaolo SpA	2,423,618	5,861,922
Prada SpA	23,900	230,717
Total		6,092,639
JAPAN 14.3%
Aoyama Trading Co., Ltd.	83,000	2,232,348
Astellas Pharma, Inc.	42,700	2,533,717
Central Japan Railway Co.	38,500	4,634,259
Century Tokyo Leasing Corp.	69,600	2,399,592
Daiichikosho Co., Ltd.	131,100	3,847,004
Denso Corp.	79,100	3,971,000
Enplas Corp.	25,000	1,650,628
Fuji Heavy Industries Ltd.	147,300	4,174,896
Hino Motors Ltd.	227,000	3,528,770
Hoshizaki Electric Co., Ltd.	73,800	2,547,081
ITOCHU Corp.	453,400	5,727,905
Japan Tobacco, Inc.	184,000	6,222,993
Kanamoto Co., Ltd.	105,000	2,622,518
KDDI Corp.	57,600	3,626,312
Lawson, Inc.	32,300	2,369,469
M3, Inc.	978	2,555,680
Mitsubishi UFJ Financial Group, Inc.	1,058,500	6,836,339
Mitsui & Co., Ltd.	151,100	2,095,728
MS&AD Insurance Group Holdings, Inc.	130,800	3,531,223
NAC Co., Ltd.	88,100	1,364,700
Namura Shipbuilding Co., Ltd.	181,800	2,356,953
Nihon M&A Center, Inc.	35,800	2,386,578
Nippon Telegraph & Telephone Corp.	37,200	1,870,157
Olympus Corp. (a)	65,400	2,203,925
Omron Corp.	65,500	2,699,352
ORIX Corp.	287,980	5,264,040
PeptiDream, Inc.	9,200	1,095,044
Pigeon Corp.	28,500	1,368,244
Raito Kogyo Co., Ltd.	362,800	2,730,297
Rakuten, Inc.	106,100	1,630,348
Resorttrust, Inc.	63,400	2,346,991
SoftBank Corp.	47,800	3,878,924
Sumitomo Mitsui Financial Group, Inc.	170,400	8,478,569
Sun Frontier Fudousan Co., Ltd.	69,200	1,010,323
Tokyo Gas Co., Ltd.	502,000	2,501,269
Tokyo Tatemono Co., Ltd.	331,000	3,277,629

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Toyota Motor Corp.	139,400	$8,705,488
Total		122,276,293
MALAYSIA 0.2%
Tenaga Nasional Bhd	616,800	1,886,718
MALTA —%
BGP Holdings PLC (a)(b)(c)	2,232,232	3
MEXICO 0.3%
Alfa SAB de CV, Class A	285,100	844,121
Cemex SAB de CV, ADR (a)	29,453	321,921
Grupo Financiero Banorte SAB de CV, Class O	138,200	947,805
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	17,138	240,789
Total		2,354,636
NETHERLANDS 7.0%
Aegon NV	1,034,297	9,189,935
ASML Holding NV	147,752	13,830,739
Gemalto NV	75,060	8,477,541
ING Groep NV-CVA (a)	958,405	12,447,207
Reed Elsevier NV	469,377	10,026,057
Ziggo NV	132,567	5,681,368
Total		59,652,847
NORWAY 1.0%
DNB ASA	472,929	8,367,351
PANAMA 0.1%
Copa Holdings SA, Class A	3,634	550,260
PERU 0.1%
Credicorp Ltd.	5,600	719,600
PHILIPPINES 0.8%
GT Capital Holdings, Inc.	157,660	2,709,451
Metropolitan Bank & Trust Co.	1,045,578	1,874,915
Robinsons Retail Holdings, Inc. (a)	760,570	975,580
Security Bank Corp.	110,904	291,115
Universal Robina Corp.	84,540	232,582
Vista Land & Lifescapes, Inc.	7,683,700	881,741
Total		6,965,384

Issuer	Shares	Value

Common Stocks (continued)
POLAND 0.1%
Eurocash SA	33,672	$547,321
RUSSIAN FEDERATION 0.3%
Lukoil OAO, ADR	9,768	606,935
Magnit OJSC, GDR (d)	7,066	465,649
Mail.ru Group Ltd., GDR (d)	12,971	536,351
Mobile Telesystems OJSC, ADR	24,513	516,734
QIWI PLC, ADR	7,214	337,471
Sberbank of Russia	131,037	414,732
Total		2,877,872
SINGAPORE 0.9%
DBS Group Holdings Ltd.	193,000	2,642,750
Hutchison Port Holdings Trust	2,679,000	1,821,519
Super Group Ltd.	362,000	1,002,297
Venture Corp., Ltd.	29,000	173,909
Wing Tai Holdings Ltd.	1,192,000	1,897,735
Total		7,538,210
SOUTH AFRICA 0.1%
AVI Ltd.	71,085	402,163
Clicks Group Ltd.	40,328	255,151
Total		657,314
SOUTH KOREA 2.7%
Hotel Shilla Co., Ltd.	28,803	1,870,148
Hyundai Motor Co.	15,231	3,624,303
Kia Motors Corp.	5,397	307,821
LG Uplus Corp.	51,970	514,977
NAVER Corp.	2,402	1,568,859
Samchuly Bicycle Co., Ltd.	5,974	112,528
Samsung Electronics Co., Ltd.	7,376	10,407,862
Samsung SDI Co., Ltd.	2,073	343,266
SK Hynix, Inc. (a)	15,870	530,601
SK Telecom Co., Ltd.	14,204	3,037,673
Suprema, Inc. (a)	15,313	313,318
Total		22,631,356
SPAIN 2.6%
Amadeus IT Holding SA, Class A	253,616	9,499,275
Banco Popular Espanol SA (a)	943,273	5,481,917
Inditex SA	46,311	7,384,534
Total		22,365,726
SWEDEN 0.8%
Nordea Bank AB	519,293	6,709,519

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 7.0%
Adecco SA, Registered Shares	104,568	$8,052,567
Cie Financiere Richemont SA, Class A, Registered Shares	92,383	9,387,108
Roche Holding AG, Genusschein Shares	44,430	12,386,872
Swatch Group AG (The), Registered Shares	73,223	8,183,462
Syngenta AG, Registered Shares	14,813	5,817,992
UBS AG, Registered Shares	847,988	16,166,408
Total		59,994,409
TAIWAN 1.7%
Airtac International Group	36,730	292,978
Cathay Financial Holding Co., Ltd.	227,000	356,135
Delta Electronics, Inc.	268,000	1,429,651
Far EasTone Telecommunications Co., Ltd.	631,000	1,353,086
Gigabyte Technology Co., Ltd.	1,022,000	1,274,255
Hermes Microvision, Inc.	40,000	1,245,709
Himax Technologies, Inc., ADR	14,439	144,390
MediaTek, Inc.	78,000	1,146,381
Merida Industry Co., Ltd.	220,000	1,634,380
Merry Electronics Co., Ltd.	89,000	384,750
St. Shine Optical Co., Ltd.	48,000	1,444,402
Taiwan Semiconductor Manufacturing Co., Ltd.	141,049	499,014
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	159,609	2,829,868
Tong Hsing Electronic Industries Ltd.	63,000	334,592
Total		14,369,591
THAILAND 0.9%
Advanced Information Service PCL, Foreign Registered Shares	185,800	1,317,675
Bangkok Bank PCL, Foreign Registered Shares	267,000	1,576,588
Bangkok Expressway PCL, Foreign Registered Shares	1,335,400	1,496,469
Kasikornbank PCL, Foreign Registered Shares	103,600	545,208
PTT Global Chemical PCL, Foreign Registered Shares	869,252	2,062,866
Robinson Department Store PCL, Foreign Registered Shares	199,700	338,386
Total		7,337,192
TURKEY 0.1%
Arcelik AS	78,561	528,651

Issuer	Shares	Value

Common Stocks (continued)
TURKEY (CONTINUED)
Turkiye Halk Bankasi AS	26,362	$202,177
Total		730,828
UNITED KINGDOM 22.8%
Barclays PLC	2,280,778	10,139,943
BG Group PLC	542,741	11,087,765
British American Tobacco PLC	94,406	5,037,479
BT Group PLC	1,658,206	10,112,551
Diageo PLC	212,443	6,764,693
easyJet PLC	315,518	7,351,856
Experian PLC	330,099	6,087,388
GKN PLC	1,189,015	7,375,712
HSBC Holdings PLC, ADR	33,585	1,884,118
Intercontinental Hotels Group PLC	179,146	5,578,388
International Consolidated Airlines Group SA (a)	920,858	5,519,407
John Wood Group PLC	475,104	6,188,204
Johnson Matthey PLC	154,067	7,991,563
Legal & General Group PLC	3,131,931	10,961,899
Lloyds Banking Group PLC (a)	5,699,443	7,218,321
Lonmin PLC (a)	27,681	141,726
Merlin Entertainments PLC, Registered Shares(a)	245,997	1,414,875
Persimmon PLC	486,405	9,232,490
Prudential PLC	567,836	12,143,989
Schroders PLC	102,818	4,148,825
Smith & Nephew PLC	444,179	5,927,135
St. James’s Place PLC	639,442	6,696,440
Travis Perkins PLC	200,911	5,904,361
Unilever PLC	311,578	12,587,826
Vodafone Group PLC	5,051,354	18,746,220
Wolseley PLC	149,962	8,090,270
Total		194,333,444
UNITED STATES —%
Cognizant Technology Solutions Corp., Class A (a)	3,872	363,542
Total Common Stocks (Cost: $634,978,568)		$830,385,197

Preferred Stocks 1.1%
GERMANY 1.1%
Volkswagen AG	34,495	$9,154,070
Total Preferred Stocks (Cost: $5,250,772)		$9,154,070

	Shares	Value

Exchange-Traded Funds 0.1%
iShares MSCI South Korea Capped ETF	19,166	$1,246,365
Total Exchange-Traded Funds (Cost: $1,154,368)		$1,246,365

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.094% (e)(f)	12,832,498	$12,832,498
Total Money Market Funds (Cost: $12,832,498)		$12,832,498
Total Investments (Cost: $654,216,206) (g)		$853,618,130(h)
Other Assets & Liabilities, Net		(840,407)
Net Assets		$852,777,723

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	December 13, 2013	33,652,000 (CHF)	37,634,770 (USD)	503,850	—
Goldman, Sachs & Co.	December 13, 2013	52,360,000 (CHF)	57,657,108 (USD)	—	(115,833)
HSBC Securities (USA), Inc.	December 13, 2013	27,330,000 (EUR)	37,638,329 (USD)	502,486	—
HSBC Securities (USA), Inc.	December 13, 2013	604,000 (EUR)	817,810 (USD)	—	(2,902)
UBS Securities LLC	December 13, 2013	34,963,000 (GBP)	56,369,015 (USD)	—	(836,844)
Citigroup Global Markets Inc.	December 13, 2013	39,243,448 (USD)	41,828,000 (AUD)	—	(1,194,739)
Credit Suisse	December 13, 2013	56,950,241 (USD)	60,316,000 (CAD)	—	(199,503)
Barclays Capital	December 13, 2013	94,865,332 (USD)	9,684,612,000 (JPY)	—	(321,109)
Barclays Capital	December 19, 2013	12,119,000 (EUR)	16,535,285 (USD)	68,108	—
Barclays Capital	December 19, 2013	9,721,000 (EUR)	13,083,397 (USD)	—	(125,401)
Barclays Capital	December 19, 2013	3,498,000 (GBP)	5,601,242 (USD)	—	(121,880)
Barclays Capital	December 19, 2013	28,567,322,000 (KRW)	26,831,335 (USD)	—	(138,503)
Barclays Capital	December 19, 2013	397,968,000 (PHP)	9,229,314 (USD)	120,310	—
Barclays Capital	December 19, 2013	288,757,000 (THB)	9,255,032 (USD)	269,075	—
Barclays Capital	December 19, 2013	462,078,000 (TWD)	15,732,993 (USD)	109,506	—
Barclays Capital	December 19, 2013	48,335,416 (USD)	51,140,000 (AUD)	—	(1,834,588)
Barclays Capital	December 19, 2013	24,050,717 (USD)	21,738,000 (CHF)	—	(63,975)
Barclays Capital	December 19, 2013	29,555,347 (USD)	2,907,807,000 (JPY)	—	(1,166,715)
Barclays Capital	December 19, 2013	3,730,837 (USD)	4,512,000 (NZD)	—	(64,312)
Barclays Capital	December 19, 2013	22,010,108 (USD)	142,101,000 (SEK)	—	(354,004)
Barclays Capital	December 19, 2013	8,137,439 (USD)	10,143,000 (SGD)	—	(54,333)
Total				1,573,335	(6,594,641)

Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, cash totaling $610,200 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini MSCI EAFE Index	113	USD	10,583,580	December 2013	535,773	—

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $236,717, representing 0.03% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02-04-09 - 05-14-09	—
China Milk Products Group Ltd.	09-11-06 - 07-02-09	4,479,619

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $236,717, which represents 0.03% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $1,002,000 or 0.12% of net assets.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,514,286	492,168,274	(503,850,062)	12,832,498	19,311	12,832,498

(g)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $654,216,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$206,743,000
Unrealized Depreciation	(7,341,000)
Net Unrealized Appreciation	$199,402,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,059,976	138,524,675	—	141,584,651
Consumer Staples	1,188,060	60,650,677	236,714	62,075,451
Energy	1,657,062	22,526,300	—	24,183,362
Financials	5,735,218	224,405,248	3	230,140,469
Health Care	2,381,418	70,432,133	—	72,813,551
Industrials	1,861,761	127,142,891	—	129,004,652
Information Technology	5,644,448	75,920,238	—	81,564,686
Materials	321,921	20,573,215	—	20,895,136
Telecommunication Services	1,951,545	58,880,575	—	60,832,120
Utilities	—	7,291,119	—	7,291,119
Preferred Stocks
Consumer Discretionary	—	9,154,070	—	9,154,070
Exchange-Traded Funds	1,246,365	—	—	1,246,365
Total Equity Securities	25,047,774	815,501,141	236,717	840,785,632
Mutual Funds
Money Market Funds	12,832,498	—	—	12,832,498
Total Mutual Funds	12,832,498	—	—	12,832,498
Investments in Securities	37,880,272	815,501,141	236,717	853,618,130
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,573,335	—	1,573,335
Futures Contracts	535,773	—	—	535,773
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,594,641)	—	(6,594,641)
Total	38,416,045	810,479,835	236,717	849,132,597

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Overseas Value Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
AUSTRALIA 4.7%
Australia and New Zealand Banking Group Ltd.	277,589	$8,063,583
Commonwealth Bank of Australia	41,966	2,971,668
Macmahon Holdings Ltd. (a)	3,965,095	432,151
National Australia Bank Ltd.	173,033	5,450,164
Westpac Banking Corp.	104,064	3,114,722
Total		20,032,288
BELGIUM 1.1%
Barco NV	40,870	3,105,472
Delhaize Group SA	27,711	1,615,157
Total		4,720,629
CANADA 0.5%
Cott Corp.	233,228	1,952,118
Eastern Platinum Ltd. (a)	5,642,611	345,179
Total		2,297,297
DENMARK 0.4%
Pandora A/S	34,574	1,793,664
FRANCE 9.0%
AXA SA	336,333	8,813,430
BNP Paribas SA	113,875	8,549,023
CNP Assurances	244,711	4,676,803
Metropole Television SA	72,558	1,582,892
Sanofi	74,968	7,929,295
Total SA	116,580	7,064,250
Total		38,615,693
GERMANY 9.1%
Allianz SE, Registered Shares	51,126	8,881,746
Aurelius AG	49,335	1,917,242
Aurubis AG	64,901	3,828,662
BASF SE	31,422	3,355,925
Continental AG	20,126	4,203,269
Daimler AG, Registered Shares	31,764	2,632,818
Duerr AG	37,600	3,280,037
Freenet AG	170,765	4,848,384
KHD Humboldt Wedag International AG	230,274	2,002,851
Siemens AG, Registered Shares	29,613	3,911,150
Total		38,862,084
HONG KONG 1.7%
Hongkong Land Holdings Ltd.	355,000	2,094,949
K Wah International Holdings Ltd.	3,792,000	2,067,292

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Wharf Holdings Ltd.	374,000	$3,102,426
Total		7,264,667
IRELAND 3.9%
DCC PLC	45,751	2,166,516
Dragon Oil PLC	535,748	4,988,106
Jazz Pharmaceuticals PLC (a)	37,700	4,407,884
Smurfit Kappa Group PLC	217,550	5,173,125
Total		16,735,631
ITALY 2.2%
ENI SpA	195,232	4,698,134
Recordati SpA	345,146	4,900,890
Total		9,599,024
JAPAN 19.5%
Aisin Seiki Co., Ltd.	81,900	3,302,295
Central Japan Railway Co.	34,800	4,188,888
CyberAgent, Inc.	85,900	3,202,761
Daiichikosho Co., Ltd.	117,600	3,450,860
Fuji Heavy Industries Ltd.	204,800	5,804,608
Fuji Machine Manufacturing Co., Ltd.	152,800	1,284,532
Fuyo General Lease Co., Ltd.	108,500	4,355,890
Hino Motors Ltd.	245,000	3,808,585
Iida Group Holdings Co., Ltd. (a)	133,408	2,683,917
IT Holdings Corp.	275,400	4,173,627
ITOCHU Corp.	371,200	4,689,454
Japan Tobacco, Inc.	88,500	2,993,124
Kanamoto Co., Ltd.	76,000	1,898,203
KDDI Corp.	53,300	3,355,598
Mitsubishi UFJ Financial Group, Inc.	1,128,100	7,285,852
NAC Co., Ltd.	102,300	1,584,664
Namura Shipbuilding Co., Ltd.	207,700	2,692,734
Nihon M&A Center, Inc.	32,700	2,179,919
NuFlare Technology, Inc.	8,800	1,095,074
Shinko Plantech Co., Ltd.	147,800	1,110,250
Sumitomo Mitsui Financial Group, Inc.	191,800	9,543,366
Temp Holdings Co., Ltd.	69,700	1,810,620
Tokyo Gas Co., Ltd.	357,000	1,778,791
TS Tech Co., Ltd.	93,200	3,274,070
Yodogawa Steel Works Ltd.	459,000	1,973,213
Total		83,520,895
NETHERLANDS 4.0%
ING Groep NV-CVA (a)	492,755	6,399,615
Koninklijke Ahold NV	356,562	6,492,257

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
Koninklijke Philips NV	120,079	$4,298,541
Total		17,190,413
NORWAY 1.1%
Electromagnetic GeoServices (a)	989,132	1,291,537
Kongsberg Automotive Holding ASA (a)	4,292,117	3,565,760
Total		4,857,297
PHILIPPINES 0.2%
Energy Development Corp.	7,650,200	902,623
SINGAPORE 1.6%
DBS Group Holdings Ltd.	499,000	6,832,809
SOUTH KOREA 2.6%
GS Home Shopping, Inc.	12,421	3,316,805
Hyundai Home Shopping Network Corp.	24,851	4,165,167
LG Fashon Corp.	76,217	2,472,903
Youngone Holdings Co., Ltd.	19,232	1,362,238
Total		11,317,113
SPAIN 2.8%
Banco Bilbao Vizcaya Argentaria SA	453,168	5,415,038
Duro Felguera SA	219,186	1,405,758
Iberdrola SA	805,983	5,134,159
Total		11,954,955
SWEDEN 2.9%
Eniro AB (a)	252,087	1,431,581
MQ Holding AB	390,022	1,100,018
Nordea Bank AB	395,250	5,106,823
Saab AB, Class B	225,930	4,653,379
Total		12,291,801
SWITZERLAND 5.0%
Baloise Holding AG, Registered Shares	41,006	4,840,735
Bucher Industries AG, Registered Shares	8,493	2,317,210
Georg Fischer AG, Registered Shares	7,076	4,879,192
Nestlé SA, Registered Shares	23,123	1,688,816
Novartis AG, Registered Shares	25,632	2,026,184
Zurich Insurance Group AG	19,602	5,469,269
Total		21,221,406

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 0.9%
Bangkok Bank PCL, Foreign Registered Shares	348,500	$2,057,831
PTT PCL, Foreign Registered Shares	213,800	1,963,616
Total		4,021,447
UNITED KINGDOM 19.6%
Amarin Corp. PLC, ADR (a)	322,000	586,040
Antofagasta PLC	148,484	1,929,137
Aviva PLC	736,550	5,173,995
Barclays PLC	1,204,010	5,352,819
BP PLC	887,599	7,000,462
GlaxoSmithKline PLC	322,148	8,531,610
HSBC Holdings PLC	1,299,121	14,495,498
Intermediate Capital Group PLC	604,925	4,206,814
Lancashire Holdings Ltd.	272,319	3,509,064
Rio Tinto PLC	50,032	2,670,103
Royal Dutch Shell PLC, Class A	61,821	2,068,560
Royal Dutch Shell PLC, Class B	414,912	14,559,447
Vodafone Group PLC	2,554,224	9,479,051
Vodafone Group PLC, ADR	52,315	1,940,363
Xchanging PLC	966,669	2,408,230
Total		83,911,193
UNITED STATES 3.8%
Ariad Pharmaceuticals, Inc. (a)	201,377	976,678
CF Industries Holdings, Inc.	9,607	2,088,370
Dynavax Technologies Corp. (a)	575,396	1,018,451
Gilead Sciences, Inc. (a)	24,844	1,858,580
Infinity Pharmaceuticals, Inc. (a)	95,184	1,390,638
Insmed, Inc. (a)	72,732	1,178,258
Keryx Biopharmaceuticals, Inc. (a)	72,255	1,003,622
NPS Pharmaceuticals, Inc. (a)	31,097	821,272
Pharmacyclics, Inc. (a)	10,199	1,269,979
Puma Biotechnology, Inc. (a)	22,116	1,101,156
Stillwater Mining Co. (a)	171,757	1,928,831
Vertex Pharmaceuticals, Inc. (a)	23,169	1,608,392
Total		16,244,227
Total Common Stocks (Cost: $372,215,703)		$414,187,156

	Shares	Value

Exchange-Traded Funds 2.8%
iShares MSCI EAFE ETF	182,520	12,090,125
Total Exchange-Traded Funds (Cost: $11,872,721)		$12,090,125

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	681,068	$681,068
Total Money Market Funds (Cost: $681,068)		$681,068
Total Investments (Cost: $384,769,492) (d)		$426,958,349(e)
Other Assets & Liabilities, Net		1,575,690
Net Assets		$428,534,039

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	December 19, 2013	2,296,000 CAD	2,190,248 USD	30,297	—
Morgan Stanley	December 19, 2013	3,902,000 CHF	4,317,948 USD	12,296	—
Morgan Stanley	December 19, 2013	1,652,000 CHF	1,820,486 USD	—	(2,409)
Morgan Stanley	December 19, 2013	1,189,000 EUR	1,616,006 USD	404	—
Morgan Stanley	December 19, 2013	10,970,517,000 KRW	10,302,107 USD	—	(54,938)
Morgan Stanley	December 19, 2013	44,036,000 PHP	1,020,604 USD	12,673	—
Morgan Stanley	December 19, 2013	18,644,000 PHP	425,798 USD	—	(940)
Morgan Stanley	December 19, 2013	4,914,000 SEK	761,030 USD	12,139	—
Morgan Stanley	December 19, 2013	2,080,000 SEK	315,574 USD	—	(1,417)
Morgan Stanley	December 19, 2013	125,069,000 THB	3,976,518 USD	84,440	—
Morgan Stanley	December 19, 2013	10,693,029 USD	11,415,000 AUD	—	(313,543)
Morgan Stanley	December 19, 2013	1,647,174 USD	1,813,000 AUD	1,359	—
Morgan Stanley	December 19, 2013	24,668,523 USD	15,328,000 GBP	409,812	—
Morgan Stanley	December 19, 2013	1,024,901 USD	3,608,000 ILS	—	(809)
Morgan Stanley	December 19, 2013	429,060 USD	1,528,000 ILS	4,646	—
Morgan Stanley	December 19, 2013	2,159,654 USD	13,065,000 NOK	—	(28,558)
Morgan Stanley	December 19, 2013	1,098,403 USD	1,332,000 NZD	—	(15,998)
Morgan Stanley	December 19, 2013	1,091,378 USD	1,355,000 SGD	—	(11,558)
Total				568,066	(430,170)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	149,527	87,346,931	(86,815,390)	681,068	825	681,068

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $384,769,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$426,958,000
Unrealized Depreciation	(384,769,000)
Net Unrealized Appreciation	$42,189,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	49,345,627	—	49,345,627
Consumer Staples	1,952,118	12,789,354	—	14,741,472
Energy	—	44,744,362	—	44,744,362
Financials	—	149,748,466	—	149,748,466
Health Care	17,220,950	23,387,978	—	40,608,928
Industrials	—	53,484,384	—	53,484,384
Information Technology	—	10,782,403	—	10,782,403
Materials	4,362,380	18,930,164	—	23,292,544
Telecommunication Services	1,940,363	17,683,034	—	19,623,397
Utilities	—	7,815,573	—	7,815,573
Exchange-Traded Funds	12,090,125	—	—	12,090,125
Total Equity Securities	37,565,936	388,711,345	—	426,277,281
Mutual Funds
Money Market Funds	681,068	—	—	681,068
Total Mutual Funds	681,068	—	—	681,068
Investments in Securities	38,247,004	388,711,345	—	426,958,349
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	568,066	—	568,066
Liabilities
Forward Foreign Currency Exchange Contracts	—	(430,170)	—	(430,170)
Total	38,247,004	388,849,241	—	427,096,245

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Select Large Cap Equity Fund (formerly Columbia Large Cap Core Fund)

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 11.3%
Auto Components 1.2%
Delphi Automotive PLC	122,080	$7,147,784
Automobiles 2.0%
General Motors Co. (a)(b)	300,881	11,653,121
Hotels, Restaurants & Leisure 2.0%
Starwood Hotels & Resorts Worldwide, Inc.	153,340	11,420,763
Household Durables 1.0%
Mohawk Industries, Inc. (a)(b)	38,950	5,453,779
Media 5.1%
DISH Network Corp., Class A	141,183	7,646,471
Time Warner Cable, Inc. (b)	85,910	11,874,480
Viacom, Inc., Class B	120,598	9,668,342
Total		29,189,293
TOTAL CONSUMER DISCRETIONARY		64,864,740
CONSUMER STAPLES 12.0%
Beverages 5.4%
Coca-Cola Enterprises, Inc.	257,863	10,814,774
Diageo PLC, ADR	75,240	9,605,891
PepsiCo, Inc.	122,860	10,376,756
Total		30,797,421
Food & Staples Retailing 2.0%
CVS Caremark Corp.	171,450	11,480,292
Personal Products 1.5%
Estee Lauder Companies, Inc. (The), Class A	117,040	8,773,318
Tobacco 3.1%
Philip Morris International, Inc.	207,730	17,769,224
TOTAL CONSUMER STAPLES		68,820,255
ENERGY 9.9%
Energy Equipment & Services 3.7%
National Oilwell Varco, Inc.	112,350	9,156,525
Schlumberger Ltd.	137,570	12,163,939
Total		21,320,464

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.	62,580	$5,558,356
Chevron Corp.	118,095	14,459,552
ConocoPhillips	139,220	10,135,216
EOG Resources, Inc.	33,187	5,475,855
Total		35,628,979
TOTAL ENERGY		56,949,443
FINANCIALS 14.9%
Capital Markets 1.7%
T. Rowe Price Group, Inc.	117,090	9,421,061
Commercial Banks 1.5%
Fifth Third Bancorp	428,680	8,710,778
Consumer Finance 1.7%
Capital One Financial Corp.	138,953	9,953,203
Diversified Financial Services 6.2%
Citigroup, Inc.	331,390	17,537,159
JPMorgan Chase & Co.	316,071	18,085,583
Total		35,622,742
Insurance 3.8%
ACE Ltd.	134,050	13,777,659
Prudential Financial, Inc.	90,096	7,996,921
Total		21,774,580
TOTAL FINANCIALS		85,482,364
HEALTH CARE 14.6%
Biotechnology 5.0%
Amgen, Inc.	125,610	14,329,589
Gilead Sciences, Inc. (a)(b)	138,150	10,335,001
Pharmacyclics, Inc. (a)	17,940	2,233,889
Vertex Pharmaceuticals, Inc. (a)	28,552	1,982,080
Total		28,880,559
Health Care Equipment & Supplies 1.3%
Zimmer Holdings, Inc.	84,654	7,738,222
Health Care Providers & Services 2.3%
Cardinal Health, Inc.	201,700	13,029,820
Pharmaceuticals 6.0%
Johnson & Johnson	219,447	20,772,853

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Merck & Co., Inc.	268,580	$13,383,342
Total		34,156,195
TOTAL HEALTH CARE		83,804,796
INDUSTRIALS 11.5%
Aerospace & Defense 4.0%
Boeing Co. (The) (b)	95,187	12,778,855
Honeywell International, Inc.	113,412	10,038,096
Total		22,816,951
Electrical Equipment 1.3%
Eaton Corp. PLC	101,181	7,351,811
Industrial Conglomerates 3.4%
General Electric Co.	724,280	19,309,305
Machinery 2.8%
Ingersoll-Rand PLC	126,100	9,006,062
Pall Corp.	86,880	7,271,856
Total		16,277,918
TOTAL INDUSTRIALS		65,755,985
INFORMATION TECHNOLOGY 16.9%
Computers & Peripherals 5.3%
Apple, Inc.	39,040	21,708,973
EMC Corp.	361,954	8,632,603
Total		30,341,576
Internet Software & Services 3.8%
Google, Inc., Class A (a)	20,634	21,863,580
Semiconductors & Semiconductor Equipment 4.1%
Avago Technologies Ltd.	113,019	5,055,340
Broadcom Corp., Class A	308,330	8,229,327

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	159,070	$10,159,801
Total		23,444,468
Software 3.7%
Microsoft Corp.	341,870	13,035,503
Salesforce.com, Inc. (a)	154,450	8,045,301
Total		21,080,804
TOTAL INFORMATION TECHNOLOGY		96,730,428
MATERIALS 3.5%
Chemicals 3.5%
Celanese Corp., Class A	73,710	4,137,342
LyondellBasell Industries NV, Class A	79,602	6,143,682
Monsanto Co.	87,780	9,948,108
Total		20,229,132
TOTAL MATERIALS		20,229,132
TELECOMMUNICATION SERVICES 2.7%
Wireless Telecommunication Services 2.7%
SBA Communications Corp., Class A (a)	115,040	9,797,957
Vodafone Group PLC, ADR	159,210	5,905,099
Total		15,703,056
TOTAL TELECOMMUNICATION SERVICES		15,703,056
Total Common Stocks (Cost: $457,063,320)		$558,340,199

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.094% (c)(d)	15,182,552	$15,182,552
Total Money Market Funds (Cost: $15,182,552)		$15,182,552
Total Investments (Cost: $472,245,872) (e)		$573,522,751(f)
Other Assets & Liabilities, Net		299,961
Net Assets		$573,822,712

Investments in Derivatives
Open Options Contracts Written at November 30, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Boeing Co. (The)	Call	80	145	7,197	December 2013	1,400
General Motors Co.	Call	220	43	2,192	December 2013	1,540
Gilead Sciences, Inc.	Call	120	75	7,468	December 2013	24,420
Mohawk Industries, Inc.	Call	40	155	3,159	December 2013	500
Time Warner Cable, Inc.	Call	70	130	7,487	December 2013	63,700
Total						91,560

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At November 30, 2013, securities valued at $4,351,400 were held to cover open call options written.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,840,690	119,383,153	(116,041,291)	15,182,552	11,401	15,182,552

(e)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $472,246,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$102,184,000
Unrealized Depreciation	(907,000)
Net Unrealized Appreciation	$101,277,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	64,864,740	—	—	64,864,740
Consumer Staples	68,820,255	—	—	68,820,255
Energy	56,949,443	—	—	56,949,443
Financials	85,482,364	—	—	85,482,364
Health Care	83,804,796	—	—	83,804,796
Industrials	65,755,985	—	—	65,755,985
Information Technology	96,730,428	—	—	96,730,428
Materials	20,229,132	—	—	20,229,132
Telecommunication Services	15,703,056	—	—	15,703,056
Total Equity Securities	558,340,199	—	—	558,340,199
Mutual Funds
Money Market Funds	15,182,552	—	—	15,182,552
Total Mutual Funds	15,182,552	—	—	15,182,552
Investments in Securities	573,522,751	—	—	573,522,751
Derivatives
Liabilities
Options Contracts Written	91,560	—	—	91,560
Total	573,614,311	—	—	573,614,311

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 15.7%
Auto Components 0.6%
Dorman Products, Inc.	119,345	$5,940,994
Drew Industries, Inc.	85,397	4,629,372
Spartan Motors, Inc.	133,896	925,221
Standard Motor Products, Inc.	81,179	2,818,535
Superior Industries International, Inc.	91,464	1,805,499
Total		16,119,621
Automobiles 0.1%
Winnebago Industries, Inc. (a)	109,530	3,391,049
Distributors 0.4%
Pool Corp.	183,262	10,270,002
VOXX International Corp. (a)	76,344	1,361,977
Total		11,631,979
Diversified Consumer Services 0.7%
American Public Education, Inc. (a)	69,254	3,129,588
Capella Education Co. (a)	43,283	2,844,559
Career Education Corp. (a)	226,318	1,142,906
Hillenbrand, Inc.	246,445	6,925,104
ITT Educational Services, Inc. (a)	71,510	2,788,175
Lincoln Educational Services Corp.	83,846	448,576
Strayer Education, Inc.	42,645	1,584,262
Universal Technical Institute, Inc.	82,502	1,200,404
Total		20,063,574
Hotels, Restaurants & Leisure 3.3%
Biglari Holdings, Inc. (a)	5,738	2,783,274
BJ’s Restaurants, Inc. (a)	97,332	2,884,921
Boyd Gaming Corp. (a)	295,923	3,388,318
Buffalo Wild Wings, Inc. (a)	73,663	11,067,129
CEC Entertainment, Inc.	64,724	3,103,516
Cracker Barrel Old Country Store, Inc.	93,308	10,122,985
DineEquity, Inc.	63,841	5,370,943
Interval Leisure Group, Inc.	155,238	4,157,274
Jack in the Box, Inc. (a)	169,864	8,043,061
Marcus Corp. (The)	71,153	1,038,122
Marriott Vacations Worldwide Corp. (a)	119,357	6,235,210
Monarch Casino & Resort, Inc. (a)	37,895	672,636
Multimedia Games Holdings Co., Inc. (a)	113,567	3,293,443
Papa John’s International, Inc.	63,093	5,355,018
Pinnacle Entertainment, Inc. (a)	229,974	5,781,546
Red Robin Gourmet Burgers, Inc. (a)	51,114	4,074,297
Ruby Tuesday, Inc. (a)	225,855	1,592,278
Ruth’s Hospitality Group, Inc.	139,898	2,011,733

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Sonic Corp. (a)	203,883	$4,034,845
Texas Roadhouse, Inc.	234,348	6,557,057
Total		91,567,606
Household Durables 1.5%
Blyth, Inc.	33,292	415,817
Ethan Allen Interiors, Inc.	102,072	3,154,025
Helen of Troy Ltd. (a)	117,918	5,743,786
iRobot Corp. (a)	112,405	3,732,970
La-Z-Boy, Inc.	205,687	6,018,402
M/I Homes, Inc. (a)	95,553	2,099,299
Meritage Homes Corp. (a)	133,551	5,820,153
Ryland Group, Inc. (The)	181,126	7,158,099
Standard Pacific Corp. (a)	586,687	4,799,100
Universal Electronics, Inc. (a)	59,949	2,278,661
Total		41,220,312
Internet & Catalog Retail 0.3%
Blue Nile, Inc. (a)	48,762	2,245,978
FTD Companies, Inc. (a)	72,600	2,394,348
Nutrisystem, Inc.	112,652	2,216,991
PetMed Express, Inc.	78,888	1,244,853
Total		8,102,170
Leisure Equipment & Products 1.0%
Arctic Cat, Inc.	52,779	2,969,874
Brunswick Corp.	355,178	16,231,635
Callaway Golf Co.	279,065	2,260,426
JAKKS Pacific, Inc.	67,373	435,230
Sturm Ruger & Co., Inc.	75,870	5,836,679
Total		27,733,844
Media 0.5%
Digital Generation, Inc. (a)	83,223	982,864
EW Scripps Co., Class A (a)	120,934	2,451,332
Harte-Hanks, Inc.	171,710	1,366,811
Live Nation Entertainment, Inc. (a)	552,775	10,154,477
Total		14,955,484
Multiline Retail 0.1%
Fred’s, Inc., Class A	134,019	2,326,570
Tuesday Morning Corp. (a)	144,532	2,001,768
Total		4,328,338
Specialty Retail 4.7%
Aeropostale, Inc. (a)	307,600	3,174,432
Barnes & Noble, Inc. (a)	145,560	2,442,497
Big 5 Sporting Goods Corp.	69,675	1,297,349
Brown Shoe Co., Inc.	160,974	4,141,861

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Buckle, Inc. (The)	109,951	$5,834,000
Cato Corp. (The), Class A	105,575	3,593,773
Children’s Place Retail Stores, Inc. (The) (a)	87,521	4,813,655
Christopher & Banks Corp. (a)	142,812	895,431
Finish Line, Inc., Class A (The)	192,477	5,083,318
Francesca’s Holdings Corp. (a)	172,965	3,393,573
Genesco, Inc. (a)	94,062	7,046,184
Group 1 Automotive, Inc.	83,315	5,702,912
Haverty Furniture Companies, Inc.	78,546	2,238,561
Hibbett Sports, Inc. (a)	101,923	6,581,168
Jos. A. Bank Clothiers, Inc. (a)	109,791	6,238,325
Kirkland’s, Inc. (a)	58,864	1,508,096
Lithia Motors, Inc., Class A	88,212	5,829,049
Lumber Liquidators Holdings, Inc. (a)	107,908	10,865,257
MarineMax, Inc. (a)	95,159	1,495,900
Men’s Wearhouse, Inc. (The)	178,120	9,105,494
Monro Muffler Brake, Inc.	116,971	6,206,481
Office Depot, Inc. (a)	1	6
Outerwall, Inc. (a)	110,078	7,529,335
PEP Boys-Manny, Moe & Jack (The) (a)	208,292	2,853,600
Select Comfort Corp. (a)	218,121	4,604,534
Sonic Automotive, Inc., Class A	134,621	3,193,210
Stage Stores, Inc.	124,642	2,618,728
Stein Mart, Inc.	109,441	1,613,160
Vitamin Shoppe, Inc. (a)	119,253	6,471,860
Zale Corp. (a)	127,552	1,881,392
Zumiez, Inc. (a)	86,628	2,405,660
Total		130,658,801
Textiles, Apparel & Luxury Goods 2.5%
Crocs, Inc. (a)	346,678	4,784,157
Fifth & Pacific Companies, Inc. (a)	481,194	15,715,796
Iconix Brand Group, Inc. (a)	212,731	8,441,166
Movado Group, Inc.	70,923	3,228,415
Oxford Industries, Inc.	56,636	4,259,027
Perry Ellis International, Inc.	48,802	757,895
Quiksilver, Inc. (a)	501,968	4,467,515
Skechers U.S.A., Inc., Class A (a)	155,098	5,214,395
Steven Madden Ltd. (a)	235,992	9,194,248
Wolverine World Wide, Inc.	393,902	12,963,315
Total		69,025,929
TOTAL CONSUMER DISCRETIONARY		438,798,707

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 3.9%
Beverages 0.3%
Boston Beer Co., Inc. (The), Class A (a)	34,225	$8,378,280
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	68,753	5,848,818
Casey’s General Stores, Inc.	150,670	11,212,861
Spartan Stores, Inc.	143,879	3,338,002
Total		20,399,681
Food Products 2.5%
Annie’s, Inc. (a)	66,215	3,042,579
B&G Foods, Inc.	207,416	7,182,816
Cal-Maine Foods, Inc.	58,613	3,220,784
Calavo Growers, Inc.	50,762	1,564,992
Darling International, Inc. (a)	463,663	9,611,734
Diamond Foods, Inc. (a)	80,304	1,986,721
Hain Celestial Group, Inc. (The) (a)	187,119	15,472,870
J&J Snack Foods Corp.	57,427	4,934,128
Sanderson Farms, Inc.	79,447	5,429,408
Seneca Foods Corp., Class A (a)	27,843	872,321
Snyders-Lance, Inc.	190,571	5,490,351
TreeHouse Foods, Inc. (a)	142,690	10,009,704
Total		68,818,408
Household Products 0.2%
Central Garden and Pet Co., Class A (a)	164,092	1,283,200
WD-40 Co.	56,469	4,249,857
Total		5,533,057
Personal Products 0.2%
Inter Parfums, Inc.	66,449	2,418,743
Medifast, Inc. (a)	50,029	1,355,286
Total		3,774,029
Tobacco —%
Alliance One International, Inc. (a)	319,734	987,978
TOTAL CONSUMER STAPLES		107,891,433
ENERGY 3.8%
Energy Equipment & Services 2.2%
Basic Energy Services, Inc. (a)	104,351	1,480,741
Bristow Group, Inc.	142,615	11,437,723
C&J Energy Services, Inc. (a)	177,365	4,203,551
Era Group, Inc. (a)	73,629	2,402,514
Exterran Holdings, Inc. (a)	229,640	7,467,893
Geospace Technologies Corp. (a)	50,650	4,420,226

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Gulf Island Fabrication, Inc.	48,207	$1,275,557
Hornbeck Offshore Services, Inc. (a)	127,189	6,439,579
ION Geophysical Corp. (a)	480,559	1,854,958
Matrix Service Co. (a)	102,436	2,274,079
Newpark Resources, Inc. (a)	343,290	4,140,077
Pioneer Energy Services Corp. (a)	244,888	1,768,091
SEACOR Holdings, Inc.	73,804	6,867,462
Tesco Corp. (a)	122,545	2,191,105
Tetra Technologies, Inc. (a)	308,819	3,810,826
Total		62,034,382
Oil, Gas & Consumable Fuels 1.6%
Approach Resources, Inc. (a)	137,744	2,918,796
Carrizo Oil & Gas, Inc. (a)	161,845	6,545,012
Cloud Peak Energy, Inc. (a)	238,654	3,947,337
Comstock Resources, Inc.	176,269	2,984,234
Contango Oil & Gas Co.	59,828	2,818,497
Forest Oil Corp. (a)	471,165	2,082,549
Northern Oil and Gas, Inc. (a)	230,280	3,672,966
PDC Energy, Inc. (a)	139,777	8,234,263
Penn Virginia Corp. (a)	207,425	2,225,670
Petroquest Energy, Inc. (a)	222,765	913,337
Stone Energy Corp. (a)	196,175	6,489,469
Swift Energy Co. (a)	170,187	2,265,189
Total		45,097,319
TOTAL ENERGY		107,131,701
FINANCIALS 20.9%
Capital Markets 2.2%
Calamos Asset Management, Inc., Class A	74,902	830,663
Evercore Partners, Inc., Class A	123,045	6,749,018
Financial Engines, Inc.	194,888	13,203,662
FXCM, Inc., Class A	141,630	2,359,556
HFF, Inc., Class A	130,047	3,331,804
Investment Technology Group, Inc. (a)	143,503	2,811,224
Piper Jaffray Companies (a)	63,308	2,406,970
Prospect Capital Corp.	1,114,262	12,713,729
Stifel Financial Corp. (a)	231,935	10,383,730
SWS Group, Inc. (a)	114,184	737,629
Virtus Investment Partners, Inc. (a)	27,037	5,618,289
Total		61,146,274
Commercial Banks 7.3%
Bank of the Ozarks, Inc.	122,336	6,869,166
Banner Corp.	76,543	3,326,559
BBCN Bancorp, Inc.	310,682	5,185,283

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Boston Private Financial Holdings, Inc.	313,185	$3,725,336
Cardinal Financial Corp.	118,725	2,104,994
City Holding Co.	61,530	3,027,891
Columbia Banking System, Inc.	201,085	5,574,076
Community Bank System, Inc.	157,860	6,134,440
CVB Financial Corp.	366,594	5,916,827
First BanCorp (a)	389,759	2,486,662
First Commonwealth Financial Corp.	378,332	3,541,187
First Financial Bancorp	226,385	3,742,144
First Financial Bankshares, Inc.	119,131	7,907,883
First Midwest Bancorp, Inc.	294,462	5,406,322
FNB Corp.	604,243	7,679,929
Glacier Bancorp, Inc.	288,687	8,649,062
Hanmi Financial Corp.	123,980	2,549,029
Home Bancshares, Inc.	186,180	6,732,269
Independent Bank Corp.	91,746	3,501,945
MB Financial, Inc.	215,030	7,012,128
National Penn Bancshares, Inc.	457,076	5,160,388
NBT Bancorp, Inc.	170,990	4,433,771
Old National Bancorp	395,746	6,153,850
PacWest Bancorp	157,259	6,469,635
Pinnacle Financial Partners, Inc.	129,863	4,227,041
PrivateBancorp, Inc.	255,953	7,097,577
S&T Bancorp, Inc.	116,657	3,069,246
Simmons First National Corp., Class A	63,712	2,252,856
Sterling Bancorp	307,650	4,042,521
Susquehanna Bancshares, Inc.	734,263	9,244,371
Taylor Capital Group, Inc. (a)	59,785	1,489,244
Texas Capital Bancshares, Inc. (a)	160,319	9,005,118
Tompkins Financial Corp.	45,363	2,272,686
UMB Financial Corp.	144,987	9,296,566
Umpqua Holdings Corp.	438,988	8,081,769
United Bankshares, Inc.	179,988	5,840,611
United Community Banks, Inc. (a)	151,465	2,779,383
ViewPoint Financial Group, Inc.	140,983	3,578,149
Wilshire Bancorp, Inc.	241,370	2,551,281
Wintrust Financial Corp.	155,841	7,068,948
Total		205,188,143
Consumer Finance 1.3%
Cash America International, Inc.	110,470	4,154,777
Encore Capital Group, Inc. (a)	91,135	4,346,228
Ezcorp, Inc., Class A (a)	212,624	2,483,448
First Cash Financial Services, Inc. (a)	113,383	7,208,891
Green Dot Corp., Class A (a)	83,275	2,019,419
Portfolio Recovery Associates, Inc. (a)	199,014	11,622,417

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance (continued)
World Acceptance Corp. (a)	43,230	$3,990,994
Total		35,826,174
Diversified Financial Services 0.5%
Interactive Brokers Group, Inc., Class A	196,010	4,753,242
MarkeTaxess Holdings, Inc.	147,354	10,369,301
Total		15,122,543
Insurance 2.1%
AMERISAFE, Inc.	72,380	3,176,035
eHealth, Inc. (a)	72,248	3,273,557
Employers Holdings, Inc.	121,616	3,969,546
HCI Group, Inc.	39,460	1,964,713
Horace Mann Educators Corp.	156,787	4,816,497
Infinity Property & Casualty Corp.	45,094	3,217,457
Meadowbrook Insurance Group, Inc.	182,000	1,344,980
Navigators Group, Inc. (The) (a)	41,586	2,779,608
ProAssurance Corp.	242,626	11,665,458
RLI Corp.	66,993	6,758,924
Safety Insurance Group, Inc.	50,107	2,813,508
Selective Insurance Group, Inc.	218,619	6,162,870
Stewart Information Services Corp.	81,870	2,608,378
Tower Group International Ltd.	153,201	637,316
United Fire Group, Inc.	84,455	2,512,536
Total		57,701,383
Real Estate Investment Trusts (REITs) 6.5%
Acadia Realty Trust	217,522	5,649,046
Agree Realty Corp.	58,395	1,710,973
American Assets Trust, Inc.	134,860	4,206,283
Associated Estates Realty Corp.	225,455	3,586,989
Capstead Mortgage Corp.	375,655	4,519,130
Cedar Realty Trust, Inc.	243,876	1,414,481
Coresite Realty Corp.	83,960	2,716,946
Cousins Properties, Inc.	692,031	7,411,652
DiamondRock Hospitality Co.	766,808	8,764,615
EastGroup Properties, Inc.	118,882	7,203,060
EPR Properties	199,145	10,015,002
Franklin Street Properties Corp.	341,925	4,397,155
Geo Group, Inc. (The)	282,447	9,264,262
Getty Realty Corp.	104,811	1,931,667
Government Properties Income Trust	214,475	5,321,125
Healthcare Realty Trust, Inc.	376,042	8,321,809
Inland Real Estate Corp.	328,334	3,559,141
Kite Realty Group Trust	493,083	3,229,694
LaSalle Hotel Properties	403,877	12,649,428
Lexington Realty Trust	795,599	8,170,802

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
LTC Properties, Inc.	136,331	$5,250,107
Medical Properties Trust, Inc.	627,939	8,295,074
Parkway Properties, Inc.	166,781	3,050,424
Pennsylvania Real Estate Investment Trust	267,334	4,809,339
Post Properties, Inc.	214,224	9,181,641
PS Business Parks, Inc.	78,340	6,135,589
Sabra Health Care REIT, Inc.	146,451	3,907,313
Saul Centers, Inc.	49,372	2,400,960
Sovran Self Storage, Inc.	123,347	8,232,179
Tanger Factory Outlet Centers	370,419	12,249,756
Universal Health Realty Income Trust	49,826	2,111,626
Urstadt Biddle Properties, Inc., Class A	99,636	1,899,062
Total		181,566,330
Real Estate Management & Development 0.1%
Forestar Group, Inc. (a)	136,386	2,640,433
Thrifts & Mortgage Finance 0.9%
Bank Mutual Corp.	169,396	1,173,914
BofI Holding, Inc. (a)	46,870	3,841,465
Brookline Bancorp, Inc.	274,004	2,504,397
Dime Community Bancshares, Inc.	114,424	1,924,612
Northwest Bancshares, Inc.	369,116	5,514,593
Oritani Financial Corp.	153,068	2,493,478
Provident Financial Services, Inc.	209,011	4,086,165
TrustCo Bank Corp.	370,055	2,812,418
Total		24,351,042
TOTAL FINANCIALS		583,542,322
HEALTH CARE 11.5%
Biotechnology 0.6%
Acorda Therapeutics, Inc. (a)	159,635	5,556,894
Arqule, Inc. (a)	214,065	520,178
Emergent Biosolutions, Inc. (a)	112,399	2,523,358
Ligand Pharmaceuticals, Inc. (a)	80,050	4,457,184
Momenta Pharmaceuticals, Inc. (a)	180,491	3,210,935
Spectrum Pharmaceuticals, Inc.	208,615	2,008,962
Total		18,277,511
Health Care Equipment & Supplies 3.9%
Abaxis, Inc.	82,299	2,961,118
ABIOMED, Inc. (a)	137,144	3,920,947
Align Technology, Inc. (a)	275,606	15,059,112
Analogic Corp.	48,060	4,643,557
Anika Therapeutics, Inc. (a)	44,930	1,543,345

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	130,345	$4,864,475
CONMED Corp.	107,838	4,390,085
CryoLife, Inc.	97,510	1,077,486
Cyberonics, Inc. (a)	96,523	6,633,061
Cynosure Inc., Class A (a)	76,126	1,970,902
Greatbatch, Inc. (a)	94,402	3,835,553
Haemonetics Corp. (a)	201,627	8,520,757
ICU Medical, Inc. (a)	51,149	3,359,722
Integra LifeSciences Holdings Corp. (a)	90,409	4,199,498
Invacare Corp.	112,992	2,531,021
Meridian Bioscience, Inc.	162,820	4,002,116
Merit Medical Systems, Inc. (a)	158,748	2,598,705
Natus Medical, Inc. (a)	108,550	2,499,906
Neogen Corp. (a)	141,610	7,203,675
NuVasive, Inc. (a)	174,791	5,811,801
SurModics, Inc. (a)	55,989	1,350,455
Symmetry Medical, Inc. (a)	146,135	1,433,584
West Pharmaceutical Services, Inc.	273,762	13,666,199
Total		108,077,080
Health Care Providers & Services 3.2%
Air Methods Corp.	137,310	7,683,868
Almost Family, Inc.	32,844	916,348
Amedisys, Inc. (a)	126,244	2,055,252
AMN Healthcare Services, Inc. (a)	180,300	2,502,564
Amsurg Corp. (a)	126,759	6,124,995
Bio-Reference Labs, Inc. (a)	96,620	2,821,304
Centene Corp. (a)	214,314	12,800,975
Chemed Corp.	69,138	5,387,924
Corvel Corp. (a)	44,868	2,076,940
Cross Country Healthcare, Inc. (a)	106,091	810,535
Ensign Group, Inc. (The)	76,584	3,459,299
Gentiva Health Services, Inc. (a)	112,177	1,385,386
Hanger, Inc. (a)	136,354	5,295,989
Healthways, Inc. (a)	134,941	1,890,524
IPC The Hospitalist Co., Inc. (a)	66,081	4,155,173
Kindred Healthcare, Inc.	212,448	3,577,624
Landauer, Inc.	37,366	1,980,398
LHC Group, Inc. (a)	47,620	1,130,975
Magellan Health Services, Inc. (a)	105,316	6,445,339
Molina Healthcare, Inc. (a)	111,109	3,733,262
MWI Veterinary Supply, Inc. (a)	50,215	9,147,667
PharMerica Corp. (a)	116,789	2,637,096
Total		88,019,437

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology 0.9%
Computer Programs & Systems, Inc.	40,861	$2,513,769
HealthStream, Inc. (a)	78,909	2,654,499
Medidata Solutions, Inc. (a)	98,371	11,697,296
Omnicell, Inc. (a)	136,675	3,314,369
Quality Systems, Inc.	170,643	3,986,220
Total		24,166,153
Life Sciences Tools & Services 0.6%
Affymetrix, Inc. (a)	280,761	2,383,661
Cambrex Corp. (a)	118,373	2,308,273
Luminex Corp. (a)	144,524	2,828,335
PAREXEL International Corp. (a)	220,528	9,090,164
Total		16,610,433
Pharmaceuticals 2.3%
Akorn, Inc. (a)	279,274	7,191,306
Hi-Tech Pharmacal Co., Inc.	43,269	1,879,173
Impax Laboratories, Inc. (a)	251,230	6,039,569
Medicines Co. (The) (a)	245,187	8,976,296
Prestige Brands Holdings, Inc. (a)	200,738	7,074,007
Questcor Pharmaceuticals, Inc.	216,524	12,560,557
Santarus, Inc. (a)	239,525	7,707,915
Viropharma, Inc. (a)	257,038	12,725,951
Total		64,154,774
TOTAL HEALTH CARE		319,305,388
INDUSTRIALS 14.6%
Aerospace & Defense 2.3%
AAR Corp.	153,763	4,800,481
Aerovironment, Inc. (a)	77,389	2,334,826
American Science & Engineering, Inc.	30,656	2,196,809
Cubic Corp.	81,807	4,584,464
Curtiss-Wright Corp.	184,657	9,744,350
Engility Holdings, Inc. (a)	67,256	2,142,104
GenCorp, Inc. (a)	237,727	4,359,913
Moog, Inc., Class A (a)	177,774	12,207,740
National Presto Industries, Inc.	19,217	1,472,214
Orbital Sciences Corp. (a)	236,012	5,541,562
Teledyne Technologies, Inc. (a)	146,860	13,618,328
Total		63,002,791
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	99,025	3,802,560
Forward Air Corp.	119,929	5,180,933
HUB Group, Inc., Class A (a)	137,347	5,168,367
Total		14,151,860

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.4%
Allegiant Travel Co. (a)	58,482	$6,473,958
Skywest, Inc.	204,099	3,449,273
Total		9,923,231
Building Products 0.9%
AAON, Inc.	109,493	3,369,100
American Woodmark Corp. (a)	45,700	1,649,084
Apogee Enterprises, Inc.	112,740	4,038,347
Gibraltar Industries, Inc. (a)	113,207	2,003,764
Griffon Corp.	175,505	2,256,994
Quanex Building Products Corp.	145,404	2,594,007
Simpson Manufacturing Co., Inc.	160,046	5,809,670
Universal Forest Products, Inc.	77,940	4,050,542
Total		25,771,508
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	201,148	5,593,926
Consolidated Graphics, Inc. (a)	31,546	2,031,878
G&K Services, Inc., Class A	77,249	4,651,935
Healthcare Services Group, Inc.	274,106	7,946,333
Interface, Inc.	228,389	4,579,199
Mobile Mini, Inc. (a)	159,829	6,457,092
Tetra Tech, Inc. (a)	253,004	7,233,384
Unifirst Corp.	59,612	6,094,731
United Stationers, Inc.	156,444	7,036,851
Viad Corp.	79,722	2,152,494
Total		53,777,823
Construction & Engineering 0.8%
Aegion Corp. (a)	151,748	3,303,554
Comfort Systems U.S.A., Inc.	146,433	3,001,876
Dycom Industries, Inc. (a)	129,704	3,670,623
EMCOR Group, Inc.	263,209	10,457,294
Orion Marine Group, Inc. (a)	107,148	1,271,847
Total		21,705,194
Electrical Equipment 1.5%
AZZ, Inc.	99,955	4,885,800
Brady Corp., Class A	182,436	5,715,720
Encore Wire Corp.	72,984	3,665,257
EnerSys, Inc.	186,764	13,325,611
Franklin Electric Co., Inc.	152,946	6,806,097
II-VI, Inc. (a)	212,823	3,479,656
Powell Industries, Inc.	36,115	2,477,128
Vicor Corp. (a)	71,059	768,148
Total		41,123,417

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 3.3%
Actuant Corp., Class A	287,374	$11,230,576
Albany International Corp., Class A	110,322	4,055,437
Astec Industries, Inc.	73,507	2,690,356
Barnes Group, Inc.	178,940	6,531,310
Briggs & Stratton Corp.	187,724	3,795,779
CIRCOR International, Inc.	68,942	5,469,169
EnPro Industries, Inc. (a)	82,153	4,649,860
ESCO Technologies, Inc.	103,722	3,532,771
Federal Signal Corp. (a)	245,556	3,838,040
John Bean Technologies Corp.	106,768	3,156,062
Lindsay Corp.	50,458	3,854,487
Lydall, Inc. (a)	65,708	1,171,574
Mueller Industries, Inc.	110,345	6,739,873
Standex International Corp.	49,808	2,934,687
Tennant Co.	72,190	4,711,119
Titan International, Inc.	210,030	3,623,018
Toro Co. (The)	224,219	13,836,555
Watts Water Technologies, Inc., Class A	111,995	6,733,139
Total		92,553,812
Professional Services 1.4%
CDI Corp.	56,494	886,391
Exponent, Inc.	51,515	3,985,716
Heidrick & Struggles International, Inc.	63,212	1,152,987
Insperity, Inc.	89,422	3,152,125
Kelly Services, Inc., Class A	106,959	2,485,727
Korn/Ferry International (a)	193,447	4,480,233
Navigant Consulting, Inc. (a)	195,982	3,841,247
On Assignment, Inc. (a)	180,802	6,152,692
Resources Connection, Inc.	156,447	2,224,676
TrueBlue, Inc. (a)	160,271	4,093,321
Wageworks, Inc. (a)	114,100	6,537,930
Total		38,993,045
Road & Rail 1.0%
Arkansas Best Corp.	94,875	3,087,233
Heartland Express, Inc.	189,696	3,477,128
Knight Transportation, Inc.	235,429	4,207,116
Old Dominion Freight Line, Inc. (a)	273,794	14,108,605
Saia, Inc. (a)	95,250	3,308,032
Total		28,188,114
Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	165,571	8,010,325
DXP Enterprises, Inc. (a)	40,690	3,986,806

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
Kaman Corp.	106,181	$4,232,375
Total		16,229,506
TOTAL INDUSTRIALS		405,420,301
INFORMATION TECHNOLOGY 17.5%
Communications Equipment 1.5%
Arris Group, Inc. (a)	449,834	9,230,594
Bel Fuse, Inc., Class B	38,940	885,106
Black Box Corp.	62,993	1,764,434
CalAmp Corp. (a)	129,105	3,219,879
Comtech Telecommunications Corp.	64,357	2,068,434
Digi International, Inc. (a)	100,867	1,159,970
Harmonic, Inc. (a)	396,686	3,054,482
Ixia (a)	220,411	2,863,139
NETGEAR, Inc. (a)	151,685	4,870,605
Oplink Communications, Inc. (a)	69,459	1,126,625
PC-Tel, Inc.	68,015	674,709
Procera Networks, Inc. (a)	80,755	1,233,129
Viasat, Inc. (a)	163,995	9,867,579
Total		42,018,685
Computers & Peripherals 0.5%
Avid Technology, Inc. (a)	122,153	1,081,054
Electronics for Imaging, Inc. (a)	182,088	7,210,685
Intevac, Inc. (a)	93,341	617,917
QLogic Corp. (a)	343,990	4,268,916
Super Micro Computer, Inc. (a)	127,312	2,021,715
Total		15,200,287
Electronic Equipment, Instruments & Components 5.1%
Agilysys, Inc. (a)	55,374	723,738
Anixter International, Inc. (a)	104,671	9,252,916
Badger Meter, Inc.	56,368	3,096,294
Belden, Inc.	171,041	11,976,291
Benchmark Electronics, Inc. (a)	214,091	4,919,811
Checkpoint Systems, Inc. (a)	161,613	2,333,692
Cognex Corp.	324,200	10,682,390
Coherent, Inc.	95,909	6,621,557
CTS Corp.	132,167	2,402,796
Daktronics, Inc.	148,473	2,271,637
DTS, Inc. (a)	71,598	1,603,079
Electro Scientific Industries, Inc.	99,753	1,026,458
FARO Technologies, Inc. (a)	67,116	3,660,507
FEI Co.	163,764	14,910,712
Insight Enterprises, Inc. (a)	166,064	3,997,161
Littelfuse, Inc.	87,787	7,633,080

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Measurement Specialties, Inc. (a)	58,613	$3,243,643
Mercury Systems, Inc. (a)	127,049	1,389,916
Methode Electronics, Inc.	138,851	4,016,959
MTS Systems Corp.	61,221	4,268,940
Newport Corp. (a)	153,451	2,631,685
OSI Systems, Inc. (a)	73,677	5,651,026
Park Electrochemical Corp.	81,717	2,427,812
Plexus Corp. (a)	132,404	5,345,150
Rofin-Sinar Technologies, Inc. (a)	110,649	2,858,064
Rogers Corp. (a)	68,026	4,272,713
Sanmina Corp. (a)	328,010	5,077,595
Scansource, Inc. (a)	110,115	4,623,729
SYNNEX Corp. (a)	103,125	6,822,750
TTM Technologies, Inc. (a)	213,933	2,075,150
Total		141,817,251
Internet Software & Services 2.1%
Blucora, Inc. (a)	161,429	4,694,355
comScore, Inc. (a)	130,093	3,539,830
Dealertrack Technologies, Inc. (a)	171,761	7,179,610
Dice Holdings, Inc. (a)	157,505	1,146,636
Digital River, Inc. (a)	114,207	2,040,879
j2 Global, Inc.	170,620	8,184,641
Liquidity Services, Inc. (a)	100,870	2,337,158
LivePerson, Inc. (a)	192,892	2,370,643
LogMeIn, Inc. (a)	89,484	3,087,198
Monster Worldwide, Inc. (a)	411,190	2,315,000
NIC, Inc.	234,255	5,711,137
OpenTable, Inc. (a)	89,982	7,519,796
Perficient, Inc. (a)	129,773	2,813,479
QuinStreet, Inc. (a)	111,949	979,554
Stamps.com, Inc. (a)	55,850	2,573,009
XO Group, Inc. (a)	96,927	1,518,846
Total		58,011,771
IT Services 2.0%
CACI International, Inc., Class A (a)	91,259	6,549,658
Cardtronics, Inc. (a)	176,168	7,502,995
Ciber, Inc. (a)	261,509	1,035,576
CSG Systems International, Inc.	132,577	3,827,498
ExlService Holdings, Inc. (a)	120,720	3,182,179
Forrester Research, Inc.	50,720	2,027,786
Heartland Payment Systems, Inc.	144,460	6,487,699
Higher One Holdings, Inc. (a)	127,203	1,251,677
iGATE Corp. (a)	113,622	3,804,065
MAXIMUS, Inc.	267,503	12,171,386
Sykes Enterprises, Inc. (a)	153,783	3,404,756

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
TeleTech Holdings, Inc. (a)	75,805	$1,946,672
Virtusa Corp. (a)	91,518	3,229,670
Total		56,421,617
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. (a)	143,643	3,421,576
ATMI, Inc. (a)	125,150	3,829,590
Brooks Automation, Inc.	260,729	2,755,906
Cabot Microelectronics Corp. (a)	90,937	4,098,531
Ceva, Inc. (a)	86,555	1,384,014
Cirrus Logic, Inc. (a)	248,920	5,023,206
Cohu, Inc.	90,866	900,482
Diodes, Inc. (a)	142,587	2,913,052
DSP Group, Inc. (a)	88,483	782,190
Entropic Communications, Inc. (a)	357,077	1,771,102
Exar Corp. (a)	186,272	2,281,832
GT Advanced Technologies, Inc. (a)	485,027	4,758,115
Hittite Microwave Corp. (a)	123,822	7,829,265
Kopin Corp. (a)	243,379	992,986
Kulicke & Soffa Industries, Inc. (a)	295,305	3,726,749
Micrel, Inc.	181,498	1,762,346
Microsemi Corp. (a)	365,518	8,929,605
MKS Instruments, Inc.	208,546	6,208,414
Monolithic Power Systems, Inc.	134,358	4,487,557
Nanometrics, Inc. (a)	86,670	1,636,330
Pericom Semiconductor Corp. (a)	81,469	777,214
Power Integrations, Inc.	116,134	6,208,524
Rubicon Technology, Inc. (a)	69,261	705,077
Rudolph Technologies, Inc. (a)	128,825	1,449,281
Sigma Designs, Inc. (a)	122,045	684,672
Supertex, Inc.	40,812	1,059,071
Synaptics, Inc. (a)	131,219	6,627,872
Tessera Technologies, Inc.	190,264	3,805,280
TriQuint Semiconductor, Inc. (a)	613,994	4,838,273
Ultratech, Inc. (a)	108,954	2,882,923
Veeco Instruments, Inc. (a)	153,605	4,949,153
Total		103,480,188
Software 2.6%
Blackbaud, Inc.	179,470	6,491,430
Bottomline Technologies de, Inc. (a)	141,992	4,908,663
Ebix, Inc.	125,108	1,742,754
EPIQ Systems, Inc.	124,055	2,075,440
Interactive Intelligence Group, Inc. (a)	61,305	3,987,277
Manhattan Associates, Inc. (a)	75,757	9,110,537
MicroStrategy, Inc., Class A (a)	35,469	4,587,206
Monotype Imaging Holdings, Inc.	152,141	4,739,192

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Netscout Systems, Inc. (a)	146,074	$4,445,032
Progress Software Corp. (a)	212,273	5,591,271
Synchronoss Technologies, Inc. (a)	118,038	3,745,346
Take-Two Interactive Software, Inc. (a)	346,138	5,662,818
Tangoe, Inc. (a)	131,050	2,062,727
Tyler Technologies, Inc. (a)	109,927	11,279,610
VASCO Data Security International, Inc. (a)	114,593	882,366
Total		71,311,669
TOTAL INFORMATION TECHNOLOGY		488,261,468
MATERIALS 5.7%
Chemicals 2.8%
A. Schulman, Inc.	115,913	3,964,225
American Vanguard Corp.	97,831	2,810,685
Balchem Corp.	117,222	6,933,681
Calgon Carbon Corp. (a)	212,846	4,408,041
Flotek Industries, Inc. (a)	176,835	3,702,925
FutureFuel Corp.	88,400	1,478,048
H.B. Fuller Co.	197,013	10,092,976
Hawkins, Inc.	37,007	1,397,384
Innophos Holdings, Inc.	86,180	4,134,916
Koppers Holdings, Inc.	81,332	3,853,510
Kraton Performance Polymers, Inc. (a)	127,605	2,971,921
LSB Industries, Inc. (a)	74,835	2,400,707
OM Group, Inc. (a)	125,353	4,129,128
PolyOne Corp.	380,337	12,345,739
Quaker Chemical Corp.	51,653	4,185,959
Stepan Co.	74,459	4,725,168
Tredegar Corp.	98,718	2,584,437
Zep, Inc.	88,970	1,713,562
Total		77,833,012
Construction Materials 0.3%
Headwaters, Inc. (a)	286,863	2,771,097
Texas Industries, Inc. (a)	84,078	4,886,613
Total		7,657,710
Containers & Packaging 0.1%
Myers Industries, Inc.	104,239	2,109,797
Metals & Mining 1.4%
AK Steel Holding Corp. (a)	534,765	3,026,770
AM Castle & Co. (a)	66,866	935,455
AMCOL International Corp.	97,905	3,050,720
Century Aluminum Co. (a)	201,604	1,814,436

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Globe Specialty Metals, Inc.	254,073	$4,522,499
Haynes International, Inc.	48,384	2,623,380
Kaiser Aluminum Corp.	73,499	4,947,953
Materion Corp.	80,749	2,322,341
Olympic Steel, Inc.	35,654	1,000,808
RTI International Metals, Inc. (a)	119,768	4,176,310
Stillwater Mining Co. (a)	467,483	5,249,834
SunCoke Energy, Inc. (a)	274,607	6,225,341
Total		39,895,847
Paper & Forest Products 1.1%
Clearwater Paper Corp. (a)	86,261	4,567,520
Deltic Timber Corp.	43,890	2,765,509
KapStone Paper and Packaging Corp.	157,094	8,369,968
Neenah Paper, Inc.	62,985	2,644,740
PH Glatfelter Co.	169,009	4,730,562
Schweitzer-Mauduit International, Inc.	123,147	6,355,617
Wausau Paper Corp.	193,920	2,354,189
Total		31,788,105
TOTAL MATERIALS		159,284,471
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.	38,894	2,180,787
Cbeyond, Inc. (a)	112,807	626,079
Cincinnati Bell, Inc. (a)	816,014	2,611,245
General Communication, Inc., Class A (a)	121,312	1,207,054
Lumos Networks Corp.	69,874	1,611,294
Total		8,236,459
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	59,819	1,280,725
U.S.A. Mobility, Inc.	84,919	1,247,460
Total		2,528,185
TOTAL TELECOMMUNICATION SERVICES		10,764,644
UTILITIES 3.2%
Electric Utilities 1.0%
Allete, Inc.	143,241	7,058,917
El Paso Electric Co.	157,915	5,689,677

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
UIL Holdings Corp.	219,187	$8,226,088
UNS Energy Corp.	162,738	7,791,895
Total		28,766,577
Gas Utilities 1.6%
Laclede Group, Inc. (The)	119,267	5,499,401
New Jersey Resources Corp.	162,333	7,416,995
Northwest Natural Gas Co.	105,815	4,500,312
Piedmont Natural Gas Co., Inc.	297,863	9,874,158
South Jersey Industries, Inc.	126,078	7,148,623
Southwest Gas Corp.	181,777	9,645,088
Total		44,084,577
Multi-Utilities 0.5%
Avista Corp.	235,314	6,412,306
NorthWestern Corp.	150,862	6,634,911
Total		13,047,217
Water Utilities 0.1%
American States Water Co.	151,764	4,428,474
TOTAL UTILITIES		90,326,845
Total Common Stocks (Cost: $1,605,423,561)		$2,710,727,280

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(b)(c)(d)	112,391	$—
TOTAL INFORMATION TECHNOLOGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.094% (e)(f)	77,455,992	$77,455,992
Total Money Market Funds (Cost: $77,455,992)		$77,455,992
Total Investments
(Cost: $1,682,879,553) (g)		$2,788,183,272(h)
Other Assets & Liabilities, Net		(824,250)
Net Assets		$2,787,359,022

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, cash totaling $3,040,100 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini Index	659	USD	75,238,030	December 2013	6,293,640	—

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     Negligible market value.

(c)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(d)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $0, representing less than 0.01% of net assets.  Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08-22-11	—

(e)                                     The rate shown is the seven-day current annualized yield at November 30, 2013.

(f)                                       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,859,530	374,943,214	(351,346,752)	77,455,992	59,240	77,455,992

(g)                                     At November 30, 2013, the cost of securities for federal income tax purposes was approximately $1,682,880,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,147,339,000
Unrealized Depreciation	(42,036,000)
Net Unrealized Appreciation	$1,105,303,000

(h)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	438,798,707	—	—	438,798,707
Consumer Staples	107,891,433	—	—	107,891,433
Energy	107,131,701	—	—	107,131,701
Financials	583,542,322	—	—	583,542,322
Health Care	319,305,388	—	—	319,305,388
Industrials	405,420,301	—	—	405,420,301
Information Technology	488,261,468	—	—	488,261,468
Materials	159,284,471	—	—	159,284,471
Telecommunication Services	10,764,644	—	—	10,764,644
Utilities	90,326,845	—	—	90,326,845
Total Equity Securities	2,710,727,280	—	—	2,710,727,280
Mutual Funds
Money Market Funds	77,455,992	—	—	77,455,992
Total Mutual Funds	77,455,992	—	—	77,455,992
Investments in Securities	2,788,183,272	—	—	2,788,183,272
Derivatives
Assets
Futures Contracts	6,293,640	—	—	6,293,640
Total	2,794,476,912	—	—	2,794,476,912

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Small Cap Value Fund II

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
CONSUMER DISCRETIONARY 11.3%
Auto Components 2.9%
American Axle & Manufacturing Holdings, Inc. (a)	720,000	$14,400,000
Tenneco, Inc. (a)	365,000	20,951,000
Tower International, Inc. (a)	815,000	17,514,350
Total		52,865,350
Hotels, Restaurants & Leisure 1.1%
Potbelly Corp. (a)	36,179	1,008,490
Sonic Corp. (a)	900,000	17,811,000
Total		18,819,490
Household Durables 2.4%
Helen of Troy Ltd. (a)	332,000	16,171,720
KB Home	730,000	12,796,900
Standard Pacific Corp. (a)	1,775,000	14,519,500
Total		43,488,120
Media 0.9%
Sinclair Broadcast Group, Inc., Class A	500,000	16,410,000
Specialty Retail 4.0%
Finish Line, Inc., Class A (The)	600,000	15,846,000
Office Depot, Inc. (a)	2,421,000	13,170,240
Pier 1 Imports, Inc.	400,000	8,916,000
Sonic Automotive, Inc., Class A	575,000	13,639,000
Wet Seal, Inc. (The), Class A (a)	2,100,000	6,993,000
Zale Corp. (a)	900,000	13,275,000
Total		71,839,240
TOTAL CONSUMER DISCRETIONARY		203,422,200
CONSUMER STAPLES 1.1%
Personal Products 1.1%
Nu Skin Enterprises, Inc., Class A	156,000	19,943,040
TOTAL CONSUMER STAPLES		19,943,040
ENERGY 6.7%
Energy Equipment & Services 3.1%
Helix Energy Solutions Group, Inc. (a)	600,000	13,326,000
Hercules Offshore, Inc. (a)	1,975,000	12,620,250
Hornbeck Offshore Services, Inc. (a)	330,000	16,707,900
Tesco Corp. (a)	748,600	13,384,968
Total		56,039,118
Oil, Gas & Consumable Fuels 3.6%
Athlon Energy, Inc. (a)	480,000	15,657,600
Delek U.S. Holdings, Inc.	405,000	12,255,300

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (a)	255,700	$14,940,551
Midstates Petroleum Co., Inc. (a)	1,175,000	7,061,750
PDC Energy, Inc. (a)	230,000	13,549,300
Total		63,464,501
TOTAL ENERGY		119,503,619
FINANCIALS 33.1%
Capital Markets 1.3%
Apollo Investment Corp.	880,855	7,945,312
Medley Capital Corp.	1,100,000	15,763,000
Total		23,708,312
Commercial Banks 13.7%
Community Bank System, Inc.	500,000	19,430,000
FirstMerit Corp.	640,000	14,694,400
Independent Bank Corp.	475,000	18,130,750
PrivateBancorp, Inc.	525,000	14,558,250
Prosperity Bancshares, Inc.	310,000	19,880,300
Renasant Corp.	670,000	20,636,000
Sandy Spring Bancorp, Inc.	575,000	16,778,500
Sterling Bancorp (b)	1,578,125	20,736,562
Susquehanna Bancshares, Inc.	1,347,001	16,958,743
Umpqua Holdings Corp.	1,170,391	21,546,898
Union First Market Bankshares Corp.	620,000	16,002,200
Western Alliance Bancorp (a)	920,000	21,362,400
Wilshire Bancorp, Inc.	1,232,400	13,026,468
Wintrust Financial Corp.	272,300	12,351,528
Total		246,092,999
Diversified Financial Services 0.7%
PHH Corp. (a)	497,300	11,955,092
Insurance 7.5%
American Equity Investment Life Holding Co.	825,000	19,560,750
AMERISAFE, Inc.	480,000	21,062,400
Amtrust Financial Services, Inc.	415,000	17,351,150
Argo Group International Holdings Ltd.	303,482	14,351,664
CNO Financial Group, Inc.	1,100,000	18,612,000
Hilltop Holdings, Inc. (a)	700,000	16,597,000
Platinum Underwriters Holdings Ltd.	140,000	8,876,000
Symetra Financial Corp.	890,000	17,061,300
Total		133,472,264
Real Estate Investment Trusts (REITs) 7.4%
American Assets Trust, Inc.	565,000	17,622,350
Brandywine Realty Trust	771,845	10,250,102

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
CubeSmart	800,000	$12,976,000
First Industrial Realty Trust, Inc.	1,020,000	17,809,200
Geo Group, Inc. (The)	230,000	7,544,000
Highwoods Properties, Inc.	325,000	11,674,000
Kilroy Realty Corp.	264,000	13,292,400
LaSalle Hotel Properties	375,000	11,745,000
Pennsylvania Real Estate Investment Trust	485,000	8,725,150
PennyMac Mortgage Investment Trust	490,000	11,064,200
QTS Realty Trust Inc., Class A (a)	472,483	9,837,096
Total		132,539,498
Thrifts & Mortgage Finance 2.5%
Essent Group Ltd. (a)	86,080	1,871,379
EverBank Financial Corp.	660,157	11,268,880
MGIC Investment Corp. (a)	1,280,000	10,380,800
Oritani Financial Corp.	742,259	12,091,399
Radian Group, Inc.	650,000	9,269,000
Total		44,881,458
TOTAL FINANCIALS		592,649,623
HEALTH CARE 6.4%
Health Care Equipment & Supplies 2.1%
CONMED Corp.	460,000	18,726,600
ICU Medical, Inc. (a)	110,000	7,225,350
Symmetry Medical, Inc. (a)	1,093,889	10,731,051
Total		36,683,001
Health Care Providers & Services 3.7%
Healthways, Inc. (a)	760,011	10,647,754
Kindred Healthcare, Inc.	1,050,000	17,682,000
LHC Group, Inc. (a)	410,000	9,737,500
VCA Antech, Inc. (a)	600,000	17,970,000
WellCare Health Plans, Inc. (a)	145,000	10,773,500
Total		66,810,754
Health Care Technology 0.6%
MedAssets, Inc. (a)	515,000	11,093,100
TOTAL HEALTH CARE		114,586,855
INDUSTRIALS 11.0%
Airlines 1.8%
Alaska Air Group, Inc.	205,000	15,936,700
U.S. Airways Group, Inc. (a)	700,000	16,436,000
Total		32,372,700

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 0.7%
USG Corp. (a)	425,000	$11,640,750
Commercial Services & Supplies 2.7%
Deluxe Corp.	390,000	19,379,100
Steelcase, Inc., Class A	800,000	13,064,000
United Stationers, Inc.	360,000	16,192,800
Total		48,635,900
Construction & Engineering 1.2%
EMCOR Group, Inc.	215,000	8,541,950
MasTec, Inc. (a)	415,000	13,134,750
Total		21,676,700
Machinery 1.7%
Trinity Industries, Inc.	280,000	14,534,800
Wabash National Corp. (a)	1,275,000	15,478,500
Total		30,013,300
Professional Services 1.2%
Navigant Consulting, Inc. (a)	1,125,000	22,050,000
Road & Rail 1.1%
Swift Transportation Co. (a)	850,000	19,677,500
Trading Companies & Distributors 0.6%
United Rentals, Inc. (a)	155,000	10,653,150
TOTAL INDUSTRIALS		196,720,000
INFORMATION TECHNOLOGY 14.4%
Communications Equipment 2.3%
Aruba Networks, Inc. (a)	496,000	8,848,640
Calix, Inc. (a)	1,050,000	10,752,000
Ciena Corp. (a)	550,000	12,215,500
Finisar Corp. (a)	415,000	8,586,350
Total		40,402,490
Electronic Equipment, Instruments & Components 1.2%
Anixter International, Inc. (a)	105,000	9,282,000
Rogers Corp. (a)	200,000	12,562,000
Total		21,844,000
Internet Software & Services 1.6%
Endurance International Group Holdings, Inc. (a)	1,225,000	17,505,250
Saba Software, Inc. (a)	1,000,000	12,000,000
Total		29,505,250

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.8%
Global Cash Access Holdings, Inc. (a)	1,625,000	$15,843,750
Unisys Corp. (a)	600,000	16,482,000
Total		32,325,750
Semiconductors & Semiconductor Equipment 4.9%
Fairchild Semiconductor International, Inc. (a)	775,000	9,865,750
Integrated Silicon Solution (a)	800,000	9,472,000
IXYS Corp.	1,000,000	12,310,000
Kulicke & Soffa Industries, Inc. (a)	1,200,000	15,144,000
Micrel, Inc.	917,732	8,911,178
RF Micro Devices, Inc. (a)	1,640,000	8,659,200
Rudolph Technologies, Inc. (a)	775,000	8,718,750
SunEdison, Inc. (a)	1,150,000	14,616,500
Total		87,697,378
Software 2.6%
BroadSoft, Inc. (a)	450,000	11,956,500
Envivio, Inc. (a)	925,000	2,719,500
EPIQ Systems, Inc.	866,727	14,500,342
Mentor Graphics Corp.	770,000	17,344,250
Total		46,520,592
TOTAL INFORMATION TECHNOLOGY		258,295,460
MATERIALS 7.9%
Chemicals 1.5%
OM Group, Inc. (a)	440,000	14,493,600
Taminco Corp. (a)	627,447	13,502,659
Total		27,996,259
Metals & Mining 1.8%
Constellium NV (a)	831,137	17,969,182
Worthington Industries, Inc.	335,000	14,046,550
Total		32,015,732
Paper & Forest Products 4.6%
Boise Cascade Co. (a)	418,224	10,731,628
Clearwater Paper Corp. (a)	285,000	15,090,750
KapStone Paper and Packaging Corp.	370,000	19,713,600
Louisiana-Pacific Corp. (a)	720,000	11,808,000
Neenah Paper, Inc.	449,213	18,862,454

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Schweitzer-Mauduit International, Inc.	120,000	$6,193,200
Total		82,399,632
TOTAL MATERIALS		142,411,623
TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
NII Holdings, Inc. (a)	545,738	1,386,175
Telephone & Data Systems, Inc.	300,000	8,343,000
Total		9,729,175
TOTAL TELECOMMUNICATION SERVICES		9,729,175
UTILITIES 4.2%
Electric Utilities 0.9%
UIL Holdings Corp.	419,000	15,725,070
Gas Utilities 2.3%
New Jersey Resources Corp.	325,000	14,849,250
South Jersey Industries, Inc.	240,000	13,608,000
Southwest Gas Corp.	240,000	12,734,400
Total		41,191,650
Multi-Utilities 1.0%
Avista Corp.	650,000	17,712,500
TOTAL UTILITIES		74,629,220
Total Common Stocks (Cost: $1,170,056,781)		$1,731,890,815

	Shares	Value

Money Market Funds 4.0%

Columbia Short-Term Cash Fund, 0.094% (b)(c)	71,040,553	$71,040,553
Total Money Market Funds (Cost: $71,040,553)		$71,040,553
Total Investments
(Cost: $1,241,097,334) (d)		$1,802,931,368(e)
Other Assets & Liabilities, Net		(10,261,842)
Net Assets		$1,792,669,526

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,045,945	327,851,341	(282,856,733)	—	71,040,553	38,692	71,040,553
Sterling Bancorp	16,066,311	600,675	(4,315,028)	246,798	12,598,756	480,046	20,736,562
TMS International Corp.,Class A *	11,136,125	—	(15,010,229)	3,874,104	—	171,891	—
Total	53,248,381	328,452,016	(302,181,990)	4,120,902	83,639,309	690,629	91,777,115

* Issuer was not an affiliate for the entire period ended November 30, 2013.

(c)                                     The rate shown is the seven-day current annualized yield at November 30, 2013.

(d)                                     At November 30, 2013, the cost of securities for federal income tax purposes was approximately $ 1,241,097,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$587,553,000
Unrealized Depreciation	(25,719,000)
Net Unrealized Appreciation	$561,834,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	203,422,200	—	—	203,422,200
Consumer Staples	19,943,040	—	—	19,943,040
Energy	119,503,619	—	—	119,503,619
Financials	592,649,623	—	—	592,649,623
Health Care	114,586,855	—	—	114,586,855
Industrials	196,720,000	—	—	196,720,000
Information Technology	258,295,460	—	—	258,295,460
Materials	142,411,623	—	—	142,411,623
Telecommunication Services	9,729,175	—	—	9,729,175
Utilities	74,629,220	—	—	74,629,220
Total Equity Securities	1,731,890,815	—	—	1,731,890,815
Mutual Funds
Money Market Funds	71,040,553	—	—	71,040,553
Total Mutual Funds	71,040,553	—	—	71,040,553
Total	1,802,931,368	—	—	1,802,931,368

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2014